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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series I
ING GET Fund Series J
ING GET Fund Series K
ING GET Fund Series L
ING GET Fund Series M
ING GET Fund Series N
ING GET Fund Series P
ING GET Fund Series Q
ING GET Fund Series R
ING GET Fund Series S
ING GET Fund Series T
ING GET Fund Series U
ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 7.5%
		Advertising: 0.0%
160	@	Interpublic Group of Cos., Inc.	$1,965
70		Omnicom Group, Inc.	6,196

			8,161

		Aerospace/Defense: 0.2%
320		Boeing Co.	18,707
80		General Dynamics Corp.	8,564
40		Goodrich Corp.	1,532
40		L-3 Communications Holdings, Inc.	2,841
230		Lockheed Martin Corp.	14,044
140		Northrop Grumman Corp.	7,557
170		Raytheon Co.	6,579
70		Rockwell Collins, Inc.	3,331
200		United Technologies Corp.	20,332

			83,487

		Agriculture: 0.2%
790		Altria Group, Inc.	51,658
413		Archer-Daniels-Midland Co.	10,152
140		Monsanto Co.	9,030
60		Reynolds American, Inc.	4,835
60		UST, Inc.	3,102

			78,777

		Apparel: 0.1%
130	@	Coach, Inc.	7,362
70		Jones Apparel Group, Inc.	2,344
60		Liz Claiborne, Inc.	2,408
130		Nike, Inc.	10,830
30		Reebok Intl., Ltd.	1,329
70		VF Corp.	4,140

			28,413

		Auto Manufacturers: 0.0%
950		Ford Motor Co.	10,764
30	@	Navistar Intl. Corp.	1,092
65		PACCAR, Inc.	4,705

			16,561

		Auto Parts and Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,068
70		Johnson Controls, Inc.	3,903

			4,971

		Banks: 0.5%
140		AmSouth Bancorporation	3,633
2,084		Bank of America Corp.	91,903
210		BB&T Corp.	8,207
90		Comerica, Inc.	4,957
40		Compass Bancshares, Inc.	1,816
40		Fifth Third Bancorp	1,719
50		First Horizon National Corp.	2,040
20		Huntington Bancshares, Inc.	478
210		KeyCorp	6,815
40		M & T Bank Corp.	4,082
100		Marshall & Ilsley Corp.	4,175
160		Mellon Financial Corp.	4,566
260		National City Corp.	8,710
165		North Fork Bancorp, Inc.	4,577

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.5% (continued)
80		Northern Trust Corp.	$3,475
110		PNC Financial Services Group, Inc.	5,663
30		State Street Corp.	1,312
130		SunTrust Banks, Inc.	9,369
123		Synovus Financial Corp.	3,427
290		The Bank of New York Co., Inc.	8,425
700		U.S. Bancorp	20,174
815		Wachovia Corp.	41,492
640		Wells Fargo & Co.	38,272
40		Zions Bancorporation	2,761

			282,048

		Beverages: 0.2%
310		Anheuser-Busch Cos., Inc.	14,691
60		Brown-Forman Corp.	3,285
1,170		Coca-Cola Co.	48,753
180		Coca-Cola Enterprises, Inc.	3,694
20		Molson Coors Brewing Co.	1,543
100		Pepsi Bottling Group, Inc.	2,785
650		PepsiCo, Inc.	34,470

			109,221

		Biotechnology: 0.1%
481	@	Amgen, Inc.	27,999
90	@	Genzyme Corp.	5,152
20	@	Millipore Corp.	868

			34,019

		Building Materials: 0.0%
90		American Standard Cos., Inc.	4,183
170		Masco Corp.	5,894
50		Vulcan Materials Co.	2,842

			12,919

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	5,063
30		Ashland, Inc.	2,024
490		Dow Chemical Co.	24,427
380		E.I. du Pont de Nemours & Co.	19,471
30		Eastman Chemical Co.	1,770
40		Ecolab, Inc.	1,322
20		Engelhard Corp.	601
30		International Flavors & Fragrances, Inc.	1,185
120		PPG Industries, Inc.	8,582
120		Praxair, Inc.	5,743
100		Rohm & Haas Co.	4,800
80		Sherwin-Williams Co.	3,519
30		Sigma-Aldrich Corp.	1,838

			80,345

		Commercial Services: 0.1%
10	@	Apollo Group, Inc.	741
400		Cendant Corp.	8,215
70		Equifax, Inc.	2,148
90		H&R Block, Inc.	4,552
190		McKesson Corp.	7,173
50		Moody’s Corp.	4,043
140		Paychex, Inc.	4,595
80		R.R. Donnelley & Sons Co.	2,530
60		Robert Half Intl., Inc.	1,618

			35,615

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.4%
520	@	Apple Computer, Inc.	$21,668
70	@	Computer Sciences Corp.	3,210
1,610	@	Dell, Inc.	61,856
200		Electronic Data Systems Corp.	4,134
1,230	@	EMC Corp.	15,154
1,169		Hewlett-Packard Co.	25,648
840		International Business Machines Corp.	76,760
60	@	Lexmark Intl., Inc.	4,798
60	@	NCR Corp.	2,024
240	@	Network Appliance, Inc.	6,638
2,160	@	Sun Microsystems, Inc.	8,726
120	@	Sungard Data Systems, Inc.	4,140
130	@	Unisys Corp.	918

			235,674

		Cosmetics/Personal Care: 0.2%
45		Alberto-Culver Co.	2,154
180		Avon Products, Inc.	7,729
210		Colgate-Palmolive Co.	10,956
380		Gillette Co.	19,182
180		Kimberly-Clark Corp.	11,831
1,300		Procter & Gamble Co.	68,900

			120,752

		Distribution/Wholesale: 0.0%
90		Genuine Parts Co.	3,914
50		W.W. Grainger, Inc.	3,114

			7,028

		Diversified Financial Services: 0.5%
450		American Express Co.	23,117
60		Bear Stearns Cos., Inc.	5,994
90		Capital One Financial Corp.	6,729
90		Charles Schwab Corp.	946
110		CIT Group, Inc.	4,180
1,989		Citigroup, Inc.	89,385
310		Countrywide Financial Corp.	10,063
140	@	E*TRADE Financial Corp.	1,680
360		Fannie Mae	19,602
40		Federated Investors, Inc.	1,132
90		Franklin Resources, Inc.	6,179
270		Freddie Mac	17,064
170		Goldman Sachs Group, Inc.	18,698
140		Lehman Brothers Holdings, Inc.	13,182
475		MBNA Corp.	11,661
360		Merrill Lynch & Co., Inc.	20,376
410		Morgan Stanley	23,473
150	@	Providian Financial Corp.	2,574
180		SLM Corp.	8,971
50		T. Rowe Price Group, Inc.	2,969

			287,975

		Electric: 0.2%
340	@	AES Corp.	5,569
60	@	Allegheny Energy, Inc.	1,240
80		Ameren Corp.	3,921
160		American Electric Power Co., Inc.	5,450
110		CenterPoint Energy, Inc.	1,323
70		Cinergy Corp.	2,836

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.2% (continued)
100		Consolidated Edison, Inc.	$4,218
70		Constellation Energy Group, Inc.	3,619
130		Dominion Resources, Inc.	9,676
70		DTE Energy Co.	3,184
490		Duke Energy Corp.	13,725
130		Edison Intl.	4,514
80		Entergy Corp.	5,653
260		Exelon Corp.	11,931
130		FirstEnergy Corp.	5,454
140		FPL Group, Inc.	5,621
110		NiSource, Inc.	2,507
160		PG&E Corp.	5,456
70		PPL Corp.	3,779
20		Progress Energy, Inc.	839
20		Public Service Enterprise Group, Inc.	1,088
280		Southern Co.	8,912
90		TECO Energy, Inc.	1,411
130		TXU Corp.	10,352
30		Xcel Energy, Inc.	515

			122,793

		Electrical Components and Equipment: 0.0%
160		Emerson Electric Co.	10,389

			10,389

		Electronics: 0.0%
170	@	Agilent Technologies, Inc.	3,774
80		Applera Corp. — Applied Biosystems Group	1,579
10	@	Fisher Scientific Intl., Inc.	569
70	@	Jabil Circuit, Inc.	1,996
50		Parker Hannifin Corp.	3,046
60		PerkinElmer, Inc.	1,238
400	@	Solectron Corp.	1,388
50		Tektronix, Inc.	1,227
110	@	Thermo Electron Corp.	2,782
50	@	Waters Corp.	1,790

			19,389

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,663

			1,663

		Environmental Control: 0.0%
200		Waste Management, Inc.	5,770

			5,770

		Food: 0.1%
30		Albertson’s, Inc.	620
150		Campbell Soup Co.	4,353
210		ConAgra Foods, Inc.	5,674
140		General Mills, Inc.	6,882
130		H.J. Heinz Co.	4,789
100		Hershey Foods Corp.	6,046
140		Kellogg Co.	6,058
280	@	Kroger Co.	4,488
60		McCormick & Co., Inc.	2,066
170	@	Safeway, Inc.	3,150
290		Sara Lee Corp.	6,426
60		SUPERVALU, Inc.	2,001
90		Wm. Wrigley Jr. Co.	5,901

			58,454

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
20		Georgia-Pacific Corp.	$710
200		International Paper Co.	7,358
60		Louisiana-Pacific Corp.	1,508
110		MeadWestvaco Corp.	3,500
60		Plum Creek Timber Co., Inc.	2,142
30		Temple-Inland, Inc.	2,177
100		Weyerhaeuser Co.	6,850

			24,245

		Gas: 0.0%
50		KeySpan Corp.	1,949
140		Sempra Energy	5,577

			7,526

		Hand/Machine Tools: 0.0%
40		Black & Decker Corp.	3,159
30		Snap-On, Inc.	954
50		Stanley Works	2,264

			6,377

		Healthcare-Products: 0.3%
20		Bausch & Lomb, Inc.	1,466
90		Baxter Intl., Inc.	3,058
160		Becton Dickinson & Co.	9,347
90		Biomet, Inc.	3,267
310	@	Boston Scientific Corp.	9,080
40		C.R. Bard, Inc.	2,723
120		Guidant Corp.	8,868
1,340		Johnson & Johnson	89,995
460		Medtronic, Inc.	23,437
140	@	St. Jude Medical, Inc.	5,040
30		Stryker Corp.	1,338
100	@	Zimmer Holdings, Inc.	7,781

			165,400

		Healthcare-Services: 0.1%
80	@	Humana, Inc.	2,555
50	@	Laboratory Corp. of America Holdings	2,410
40		Manor Care, Inc.	1,454
40		Quest Diagnostics, Inc.	4,205
420		UnitedHealth Group, Inc.	40,060
190	@	WellPoint, Inc.	23,817

			74,501

		Home Furnishings: 0.0%
80		Leggett & Platt, Inc.	2,310
20		Whirlpool Corp.	1,355

			3,665

		Household Products/Wares: 0.0%
40		Avery Dennison Corp.	2,477
100		Clorox Co.	6,299
60		Fortune Brands, Inc.	4,838

			13,614

		Housewares: 0.0%
110		Newell Rubbermaid, Inc.	2,413

			2,413

		Insurance: 0.4%
100	@@	ACE Ltd.	4,127
190		AFLAC, Inc.	7,079
260		Allstate Corp.	14,056

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.4% (continued)
40		AMBAC Financial Group, Inc.	$2,990
1,340		American Intl. Group, Inc.	74,248
120		AON Corp.	2,741
120		Chubb Corp.	9,512
90		CIGNA Corp.	8,037
63		Cincinnati Financial Corp.	2,747
120		Hartford Financial Services Group, Inc.	8,227
50		Jefferson-Pilot Corp.	2,453
90		Lincoln National Corp.	4,063
120		Loews Corp.	8,825
60		MBIA, Inc.	3,137
490		MetLife, Inc.	19,159
50		MGIC Investment Corp.	3,084
150		Principal Financial Group	5,774
100		Progressive Corp.	9,176
260		Prudential Financial, Inc.	14,924
80		Safeco Corp.	3,897
250		St. Paul Travelers Cos., Inc.	9,183
40		Torchmark Corp.	2,088
120		UnumProvident Corp.	2,042
90	@@	XL Capital Ltd.	6,513

			228,082

		Internet: 0.1%
470	@	eBay, Inc.	17,512
50	@	Monster Worldwide, Inc.	1,403
460	@	Symantec Corp.	9,812
530	@	Yahoo!, Inc.	17,967

			46,694

		Iron/Steel: 0.0%
60		Nucor Corp.	3,454
80		United States Steel Corp.	4,068

			7,522

		Leisure Time: 0.1%
50		Brunswick Corp.	2,343
200		Carnival Corp.	10,361
110		Harley-Davidson, Inc.	6,354
50		Sabre Holdings Corp.	1,094

			20,152

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	2,583
140		Hilton Hotels Corp.	3,129
120		Marriott Intl., Inc.	8,023
70		Starwood Hotels & Resorts Worldwide, Inc.	4,202

			17,937

		Machinery-Diversified: 0.0%
20		Cummins, Inc.	1,407
20		Deere & Co.	1,343
120		Rockwell Automation, Inc.	6,796

			9,546

		Media: 0.2%
850	@	Comcast Corp.	28,712
30		Dow Jones & Co., Inc.	1,121
20		Gannett Co., Inc.	1,582
70		McGraw-Hill Cos., Inc.	6,108
20		Meredith Corp.	935

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.2% (continued)
10		New York Times Co.	$366
210		News Corp.	3,553
1,750	@	Time Warner, Inc.	30,712
50		Tribune Co.	1,994
650		Viacom, Inc.	22,640
780		Walt Disney Co.	22,409

			120,132

		Mining: 0.0%
40		Phelps Dodge Corp.	4,069

			4,069

		Miscellaneous Manufacturing: 0.5%
400		3M Co.	34,276
40		Cooper Industries Ltd.	2,861
120		Danaher Corp.	6,409
70		Dover Corp.	2,645
140		Eastman Kodak Co.	4,557
50		Eaton Corp.	3,270
4,090		General Electric Co.	147,486
320		Honeywell Intl., Inc.	11,907
120		Illinois Tool Works, Inc.	10,744
60	@@	Ingersoll-Rand Co. Ltd.	4,779
30		ITT Industries, Inc.	2,707
50		Pall Corp.	1,356
70		Textron, Inc.	5,223
750	@@	Tyco Intl., Ltd.	25,350

			263,570

		Office/Business Equipment: 0.0%
110		Pitney Bowes, Inc.	4,963
370	@	Xerox Corp.	5,606

			10,569

		Oil and Gas: 0.7%
50		Amerada Hess Corp.	4,811
100		Anadarko Petroleum Corp.	7,610
118		Apache Corp.	7,225
210		Burlington Resources, Inc.	10,515
1,150		ChevronTexaco Corp.	67,056
230		ConocoPhillips	24,803
200		Devon Energy Corp.	9,550
80		EOG Resources, Inc.	3,899
3,490		Exxon Mobil Corp.	208,003
60		Kerr-McGee Corp.	4,700
150		Marathon Oil Corp.	7,038
10		Noble Corp.	562
170		Occidental Petroleum Corp.	12,099
30		Sunoco, Inc.	3,106
100	@	Transocean, Inc.	5,146
110		Unocal Corp.	6,786
130		Valero Energy Corp.	9,525

			392,434

		Oil and Gas Services: 0.0%
120		Baker Hughes, Inc.	5,339
10		BJ Services Co.	519
150		Halliburton Co.	6,487
50	@	National-Oilwell, Inc.	2,335

			14,680

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
60		Ball Corp.	$2,489
60		Bemis Co.	1,867
50	@	Pactiv Corp.	1,168
30	@	Sealed Air Corp.	1,558

			7,082

		Pharmaceuticals: 0.4%
590		Abbott Laboratories	27,506
50		Allergan, Inc.	3,474
60		AmerisourceBergen Corp.	3,437
720		Bristol-Myers Squibb Co.	18,331
290		Cardinal Health, Inc.	16,182
290	@	Caremark Rx, Inc.	11,536
90		Eli Lilly & Co.	4,689
30	@	Express Scripts, Inc.	2,616
140	@	Forest Laboratories, Inc.	5,173
160	@	Gilead Sciences, Inc.	5,728
60	@	Hospira, Inc.	1,936
110	@	King Pharmaceuticals, Inc.	914
102	@	Medco Health Solutions, Inc.	5,056
830		Merck & Co., Inc.	26,867
2,896		Pfizer, Inc.	76,078
560		Schering-Plough Corp.	10,164
490		Wyeth	20,668

			240,355

		Pipelines: 0.0%
200		El Paso Corp.	2,116
20		Kinder Morgan, Inc.	1,514
190		Williams Cos., Inc.	3,574

			7,204

		Real Estate Investment Trusts: 0.0%
30		Apartment Investment & Management Co.	1,116
80		Archstone-Smith Trust	2,729
140		Equity Office Properties Trust	4,218
100		Equity Residential	3,221
80		Simon Property Group, Inc.	4,846

			16,130

		Retail: 0.5%
110	@	Autonation, Inc.	2,083
120	@	Bed Bath & Beyond, Inc.	4,385
210		Best Buy Co., Inc.	11,342
60		Circuit City Stores, Inc.	963
180		Costco Wholesale Corp.	7,952
150		CVS Corp.	7,893
60		Darden Restaurants, Inc.	1,841
50		Dillard’s, Inc.	1,345
70		Family Dollar Stores, Inc.	2,125
60		Federated Department Stores, Inc.	3,818
480		Gap, Inc.	10,483
840		Home Depot, Inc.	32,122
180		J.C. Penney Co., Inc. Holding Co.	9,346
150		Limited Brands, Inc.	3,645
300		Lowe’s Cos., Inc.	17,127
110		May Department Stores Co.	4,072
650		McDonald’s Corp.	20,241
50		Nordstrom, Inc.	2,769

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.5% (continued)
120	@	Office Depot, Inc.	$2,662
50		RadioShack Corp.	1,225
40	@	Sears Holdings Corp.	5,327
320		Staples, Inc.	10,058
150	@	Starbucks Corp.	7,749
340		Target Corp.	17,007
180		TJX Cos., Inc.	4,433
80	@	Toys R US, Inc.	2,061
1,300		Wal-Mart Stores, Inc.	65,142
670		Walgreen Co.	29,761
70		Wendy’s Intl., Inc.	2,733
110		Yum! Brands, Inc.	5,699

			297,409

		Savings and Loans: 0.1%
120		Golden West Financial Corp.	7,260
320		Washington Mutual, Inc.	12,640

			19,900

		Semiconductors: 0.2%
180	@	Altera Corp.	3,560
150		Analog Devices, Inc.	5,421
640	@	Applied Materials, Inc.	10,400
110	@	Broadcom Corp.	3,291
31	@	Freescale Semiconductor, Inc.	535
3,210		Intel Corp.	74,568
20	@	KLA-Tencor Corp.	920
120		Linear Technology Corp.	4,597
50		Maxim Integrated Products, Inc.	2,044
140		National Semiconductor Corp.	2,885
50	@	Novellus Systems, Inc.	1,337
60	@	Nvidia Corp.	1,426
40	@	QLogic Corp.	1,620
670		Texas Instruments, Inc.	17,078

			129,682

		Software: 0.4%
160		Adobe Systems, Inc.	10,747
120		Autodesk, Inc.	3,571
210		Automatic Data Processing, Inc.	9,440
104	@	BMC Software, Inc.	1,560
80	@	Citrix Systems, Inc.	1,906
235		Computer Associates Intl., Inc.	6,369
200	@	Compuware Corp.	1,440
120	@	Electronic Arts, Inc.	6,214
415		First Data Corp.	16,314
75	@	Fiserv, Inc.	2,985
80		IMS Health, Inc.	1,951
70	@	Intuit, Inc.	3,064
30	@	Mercury Interactive Corp.	1,421
3,870		Microsoft Corp.	93,537
150	@	Novell, Inc.	894
2,920	@	Oracle Corp.	36,442
120	@	Parametric Technology Corp.	671
180	@	Siebel Systems, Inc.	1,643
160	@	Veritas Software Corp.	3,715

			203,884

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.4%
140		Alltel Corp.	$7,679
382		AT&T Corp.	7,163
170	@	Avaya, Inc.	1,986
870		BellSouth Corp.	22,872
60		CenturyTel, Inc.	1,970
2,510	@	Cisco Systems, Inc.	44,903
160		Citizens Communications Co.	2,070
80	@	Comverse Technology, Inc.	2,018
200	@	Corning, Inc.	2,226
1,270		Motorola, Inc.	19,012
530	@	Nextel Communications, Inc.	15,063
630		QUALCOMM, Inc.	23,090
1,560		SBC Communications, Inc.	36,956
80		Scientific-Atlanta, Inc.	2,258
700		Sprint Corp.	15,925
170	@	Tellabs, Inc.	1,241
260		Verizon Communications, Inc.	9,230

			215,662

		Textiles: 0.0%
60		Cintas Corp.	2,479

			2,479

		Toys/Games/Hobbies: 0.0%
100		Hasbro, Inc.	2,045
160		Mattel, Inc.	3,416

			5,461

		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	7,550
110		CSX Corp.	4,582
160		FedEx Corp.	15,032
150		Norfolk Southern Corp.	5,558
30		Ryder System, Inc.	1,251
90		Union Pacific Corp.	6,273
430		United Parcel Service, Inc.	31,277

			71,523

		Total Common Stock (Cost $3,920,340)	4,294,323

PORTFOLIO OF INVESTMENTS
ING GET Fund Series I	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 51.3%
		Federal Home Loan Mortgage Corporation: 17.4%
$10,000,000		2.750%, due 05/31/05		$9,953,540

				9,953,540

		Federal National Mortgage Association: 20.9%
12,000,000		2.840%, due 06/14/05		11,929,440

				11,929,440

		Other Agency Obligations: 13.0%
1,164,000		FICO STRIP, 2.480%, due 04/06/05		1,163,519
5,197,000		FICO STRIP, 2.840%, due 06/06/05		5,169,695
1,100,000		Tennessee Valley Authority, 2.710%, due 04/15/05		1,098,761

				7,431,975

		Total U.S. Government Agency Obligations (Cost $29,208,271)		29,314,955

U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury STRIP: 0.1%
54,000		2.520%, due 05/15/05		53,835

		Total U.S. Treasury Obligations (Cost $53,843)		53,835

OTHER BONDS: 41.1%
		Sovereign: 41.1%
3,510,000		Israel Government Aid Bond, 2.630%, due 05/15/05		3,498,509
20,000,000		Israel Trust, 2.890%, due 05/15/05		19,928,058

		Total Other Bonds (Cost $23,397,250)		23,426,567

		Total Long-Term Investments (Cost $56,579,704)		57,089,680

SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
31,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.845% due 04/01/05, $31,002 to be received upon repurchase (Collateralized by $40,000 various U.S. Government agencies, 0.000-3.250%, Market Value plus accrued interest $32,675, due 11/15/07-02/14/25).		31,000

		Total Short-Term Investments (Cost $31,000)		31,000

		Total Investments In Securities
		(Cost $56,610,704)*	100.1%	$57,120,680
		Other Assets and Liabilities—Net	(0.1)	(67,542)

		Net Assets	100.0%	$57,053,138

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $56,769,233.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$487,649
		Gross Unrealized Depreciation		(136,202)

		Net Unrealized Appreciation		$351,447

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 5.5%
		Advertising: 0.0%
70	@	Interpublic Group of Cos., Inc.	$860
45		Omnicom Group, Inc.	3,983

			4,843

		Aerospace/Defense: 0.1%
186		Boeing Co.	10,874
45		General Dynamics Corp.	4,817
30		Goodrich Corp.	1,149
30		L-3 Communications Holdings, Inc.	2,131
131		Lockheed Martin Corp.	7,999
80		Northrop Grumman Corp.	4,318
100		Raytheon Co.	3,870
33		Rockwell Collins, Inc.	1,570
111		United Technologies Corp.	11,284

			48,012

		Agriculture: 0.1%
455		Altria Group, Inc.	29,752
242		Archer-Daniels-Midland Co.	5,948
79		Monsanto Co.	5,096
30		Reynolds American, Inc.	2,418
40		UST, Inc.	2,068

			45,282

		Apparel: 0.0%
70	@	Coach, Inc.	3,964
25		Jones Apparel Group, Inc.	837
20		Liz Claiborne, Inc.	803
80		Nike, Inc.	6,664
15		Reebok Intl., Ltd.	665
30		VF Corp.	1,774

			14,707

		Auto Manufacturers: 0.0%
544		Ford Motor Co.	6,163
20	@	Navistar Intl. Corp.	728
40		PACCAR, Inc.	2,896

			9,787

		Auto Parts and Equipment: 0.0%
50	@	Goodyear Tire & Rubber Co.	668
44		Johnson Controls, Inc.	2,453

			3,121

		Banks: 0.4%
75		AmSouth Bancorporation	1,946
1,208		Bank of America Corp.	53,272
120		BB&T Corp.	4,690
50		Comerica, Inc.	2,754
20		Compass Bancshares, Inc.	908
20		Fifth Third Bancorp	860
30		First Horizon National Corp.	1,224
11		Huntington Bancshares, Inc.	263
120		KeyCorp	3,894
20		M & T Bank Corp.	2,041
55		Marshall & Ilsley Corp.	2,296
87		Mellon Financial Corp.	2,483
146		National City Corp.	4,891
95		North Fork Bancorp, Inc.	2,635

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.4% (continued)
50		Northern Trust Corp.	$2,172
60		PNC Financial Services Group, Inc.	3,089
15		State Street Corp.	656
80		SunTrust Banks, Inc.	5,766
73		Synovus Financial Corp.	2,034
160		The Bank of New York Co., Inc.	4,648
407		U.S. Bancorp	11,730
476		Wachovia Corp.	24,233
370		Wells Fargo & Co.	22,126
17		Zions Bancorporation	1,173

			161,784

		Beverages: 0.1%
177		Anheuser-Busch Cos., Inc.	8,388
30		Brown-Forman Corp.	1,643
671		Coca-Cola Co.	27,961
108		Coca-Cola Enterprises, Inc.	2,216
20		Molson Coors Brewing Co.	1,543
51		Pepsi Bottling Group, Inc.	1,420
365		PepsiCo, Inc.	19,356

			62,527

		Biotechnology: 0.1%
274	@	Amgen, Inc.	15,950
50	@	Genzyme Corp.	2,862
10	@	Millipore Corp.	434

			19,246

		Building Materials: 0.0%
65		American Standard Cos., Inc.	3,021
102		Masco Corp.	3,536
25		Vulcan Materials Co.	1,421

			7,978

		Chemicals: 0.1%
50		Air Products & Chemicals, Inc.	3,165
10		Ashland, Inc.	675
289		Dow Chemical Co.	14,406
220		E.I. du Pont de Nemours & Co.	11,273
20		Eastman Chemical Co.	1,180
20		Ecolab, Inc.	661
9		Engelhard Corp.	270
20		International Flavors & Fragrances, Inc.	790
72		PPG Industries, Inc.	5,149
66		Praxair, Inc.	3,159
45		Rohm & Haas Co.	2,160
25		Sherwin-Williams Co.	1,100
15		Sigma-Aldrich Corp.	919

			44,907

		Commercial Services: 0.1%
12	@	Apollo Group, Inc.	889
230		Cendant Corp.	4,723
50		Equifax, Inc.	1,535
43		H&R Block, Inc.	2,175
110		McKesson Corp.	4,153
30		Moody’s Corp.	2,426
104		Paychex, Inc.	3,413
40		R.R. Donnelley & Sons Co.	1,265
40		Robert Half Intl., Inc.	1,078

			21,657

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.3%
300	@	Apple Computer, Inc.	$12,501
40	@	Computer Sciences Corp.	1,834
934	@	Dell, Inc.	35,884
110		Electronic Data Systems Corp.	2,274
711	@	EMC Corp.	8,760
671		Hewlett-Packard Co.	14,722
487		International Business Machines Corp.	44,501
25	@	Lexmark Intl., Inc.	1,999
40	@	NCR Corp.	1,350
138	@	Network Appliance, Inc.	3,817
1,240	@	Sun Microsystems, Inc.	5,010
70	@	Sungard Data Systems, Inc.	2,415
80	@	Unisys Corp.	565

			135,632

		Cosmetics/Personal Care: 0.2%
19		Alberto-Culver Co.	909
100		Avon Products, Inc.	4,294
116		Colgate-Palmolive Co.	6,052
223		Gillette Co.	11,257
105		Kimberly-Clark Corp.	6,902
754		Procter & Gamble Co.	39,962

			69,376

		Distribution/Wholesale: 0.0%
50		Genuine Parts Co.	2,175
30		W.W. Grainger, Inc.	1,868

			4,043

		Diversified Financial Services: 0.4%
257		American Express Co.	13,202
40		Bear Stearns Cos., Inc.	3,996
51		Capital One Financial Corp.	3,813
50		Charles Schwab Corp.	526
60		CIT Group, Inc.	2,280
1,146		Citigroup, Inc.	51,502
176		Countrywide Financial Corp.	5,713
80	@	E*TRADE Financial Corp.	960
218		Fannie Mae	11,870
20		Federated Investors, Inc.	566
57		Franklin Resources, Inc.	3,913
151		Freddie Mac	9,543
102		Goldman Sachs Group, Inc.	11,219
78		Lehman Brothers Holdings, Inc.	7,344
270		MBNA Corp.	6,629
202		Merrill Lynch & Co., Inc.	11,433
231		Morgan Stanley	13,225
100	@	Providian Financial Corp.	1,716
93		SLM Corp.	4,635
30		T. Rowe Price Group, Inc.	1,781

			165,866

		Electric: 0.2%
199	@	AES Corp.	3,260
40		Ameren Corp.	1,960
84		American Electric Power Co., Inc.	2,861
70		CenterPoint Energy, Inc.	842
40		Cinergy Corp.	1,621
30	@	CMS Energy Corp.	391

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.2% (continued)
50		Consolidated Edison, Inc.	$2,109
55		Constellation Energy Group, Inc.	2,844
70		Dominion Resources, Inc.	5,210
40		DTE Energy Co.	1,819
277		Duke Energy Corp.	7,758
77		Edison Intl.	2,673
50		Entergy Corp.	3,533
154		Exelon Corp.	7,066
70		FirstEnergy Corp.	2,937
84		FPL Group, Inc.	3,373
60		NiSource, Inc.	1,367
90		PG&E Corp.	3,069
37		PPL Corp.	1,998
10		Progress Energy, Inc.	420
10		Public Service Enterprise Group, Inc.	544
160		Southern Co.	5,093
50		TECO Energy, Inc.	784
70		TXU Corp.	5,574
14		Xcel Energy, Inc.	241

			69,347

		Electrical Components and Equipment: 0.0%
90		Emerson Electric Co.	5,844

			5,844

		Electronics: 0.0%
100	@	Agilent Technologies, Inc.	2,220
50		Applera Corp. — Applied Biosystems Group	987
10	@	Fisher Scientific Intl., Inc.	569
33	@	Jabil Circuit, Inc.	941
30		Parker Hannifin Corp.	1,828
40		PerkinElmer, Inc.	825
230	@	Solectron Corp.	798
10		Tektronix, Inc.	245
50	@	Thermo Electron Corp.	1,265
30	@	Waters Corp.	1,074

			10,752

		Environmental Control: 0.0%
128		Waste Management, Inc.	3,693

			3,693

		Food: 0.1%
20		Albertson’s, Inc.	413
90		Campbell Soup Co.	2,612
120		ConAgra Foods, Inc.	3,242
80		General Mills, Inc.	3,932
80		H.J. Heinz Co.	2,947
60		Hershey Foods Corp.	3,628
86		Kellogg Co.	3,721
160	@	Kroger Co.	2,565
30		McCormick & Co., Inc.	1,033
100	@	Safeway, Inc.	1,853
170		Sara Lee Corp.	3,767
50		SUPERVALU, Inc.	1,668
44		Wm. Wrigley Jr. Co.	2,885

			34,266

		Forest Products and Paper: 0.0%
10		Georgia-Pacific Corp.	355
115		International Paper Co.	4,231

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0% (continued)
30		Louisiana-Pacific Corp.	$754
70		MeadWestvaco Corp.	2,227
40		Plum Creek Timber Co., Inc.	1,428
20		Temple-Inland, Inc.	1,451
50		Weyerhaeuser Co.	3,425

			13,871

		Gas: 0.0%
40		KeySpan Corp.	1,559
10		Nicor, Inc.	371
89		Sempra Energy	3,545

			5,475

		Hand/Machine Tools: 0.0%
28		Black & Decker Corp.	2,211
10		Snap-On, Inc.	318
25		Stanley Works	1,132

			3,661

		Healthcare-Products: 0.2%
15		Bausch & Lomb, Inc.	1,100
50		Baxter Intl., Inc.	1,699
90		Becton Dickinson & Co.	5,258
60		Biomet, Inc.	2,178
184	@	Boston Scientific Corp.	5,389
32		C.R. Bard, Inc.	2,179
74		Guidant Corp.	5,469
760		Johnson & Johnson	51,041
270		Medtronic, Inc.	13,756
84	@	St. Jude Medical, Inc.	3,024
20		Stryker Corp.	892
53	@	Zimmer Holdings, Inc.	4,124

			96,109

		Healthcare-Services: 0.1%
53	@	Humana, Inc.	1,693
30	@	Laboratory Corp. of America Holdings	1,446
20		Manor Care, Inc.	727
20		Quest Diagnostics, Inc.	2,103
244		UnitedHealth Group, Inc.	23,272
114	@	WellPoint, Inc.	14,290

			43,531

		Home Furnishings: 0.0%
50		Leggett & Platt, Inc.	1,444
15		Whirlpool Corp.	1,016

			2,460

		Household Products/Wares: 0.0%
20		Avery Dennison Corp.	1,239
45		Clorox Co.	2,834
30		Fortune Brands, Inc.	2,419

			6,492

		Housewares: 0.0%
60		Newell Rubbermaid, Inc.	1,316

			1,316

		Insurance: 0.3%
62	@@	ACE Ltd.	2,559
105		AFLAC, Inc.	3,912
148		Allstate Corp.	8,001
27		AMBAC Financial Group, Inc.	2,018

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.3% (continued)
770		American Intl. Group, Inc.	$42,666
70		AON Corp.	1,599
73		Chubb Corp.	5,787
51		CIGNA Corp.	4,554
36		Cincinnati Financial Corp.	1,570
70		Hartford Financial Services Group, Inc.	4,799
30		Jefferson-Pilot Corp.	1,472
60		Lincoln National Corp.	2,708
70		Loews Corp.	5,148
30		MBIA, Inc.	1,568
286		MetLife, Inc.	11,183
30		MGIC Investment Corp.	1,850
84		Principal Financial Group	3,233
59		Progressive Corp.	5,414
150		Prudential Financial, Inc.	8,610
35		Safeco Corp.	1,705
140		St. Paul Travelers Cos., Inc.	5,142
20		Torchmark Corp.	1,044
70		UnumProvident Corp.	1,191
49	@@	XL Capital Ltd.	3,546

			131,279

		Internet: 0.1%
288	@	eBay, Inc.	10,731
30	@	Monster Worldwide, Inc.	842
264	@	Symantec Corp.	5,631
300	@	Yahoo!, Inc.	10,170

			27,374

		Iron/Steel: 0.0%
40		Nucor Corp.	2,302
40		United States Steel Corp.	2,034

			4,336

		Leisure Time: 0.0%
30		Brunswick Corp.	1,406
130		Carnival Corp.	6,735
62		Harley-Davidson, Inc.	3,581
30		Sabre Holdings Corp.	656

			12,378

		Lodging: 0.0%
30		Harrah’s Entertainment, Inc.	1,937
81		Hilton Hotels Corp.	1,810
65		Marriott Intl., Inc.	4,347
40		Starwood Hotels & Resorts Worldwide, Inc.	2,401

			10,495

		Machinery-Diversified: 0.0%
10		Cummins, Inc.	704
15		Deere & Co.	1,007
60		Rockwell Automation, Inc.	3,398

			5,109

		Media: 0.2%
490	@	Comcast Corp.	16,552
8		Gannett Co., Inc.	633
45		McGraw-Hill Cos., Inc.	3,926
15		Meredith Corp.	701
3		New York Times Co.	110
120		News Corp.	2,030

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.2% (continued)
996	@	Time Warner, Inc.	$17,480
32		Tribune Co.	1,276
370		Viacom, Inc.	12,887
455		Walt Disney Co.	13,072

			68,667

		Mining: 0.0%
25		Phelps Dodge Corp.	2,543

			2,543

		Miscellaneous Manufacturing: 0.3%
232		3M Co.	19,880
17		Cooper Industries Ltd.	1,216
60		Danaher Corp.	3,205
40		Dover Corp.	1,512
62		Eastman Kodak Co.	2,018
30		Eaton Corp.	1,962
2,358		General Electric Co.	85,029
182		Honeywell Intl., Inc.	6,772
60		Illinois Tool Works, Inc.	5,372
33	@@	Ingersoll-Rand Co. Ltd.	2,628
16		ITT Industries, Inc.	1,444
30		Pall Corp.	814
40		Textron, Inc.	2,985
438	@@	Tyco Intl., Ltd.	14,804

			149,641

		Office/Business Equipment: 0.0%
50		Pitney Bowes, Inc.	2,256
215	@	Xerox Corp.	3,257

			5,513

		Oil and Gas: 0.5%
26		Amerada Hess Corp.	2,501
58		Anadarko Petroleum Corp.	4,414
72		Apache Corp.	4,409
118		Burlington Resources, Inc.	5,908
670		ChevronTexaco Corp.	39,067
135		ConocoPhillips	14,558
120		Devon Energy Corp.	5,730
48		EOG Resources, Inc.	2,340
2,015		Exxon Mobil Corp.	120,093
26		Kerr-McGee Corp.	2,037
87		Marathon Oil Corp.	4,082
10		Noble Corp.	562
103		Occidental Petroleum Corp.	7,331
20	@	Rowan Cos., Inc.	599
16		Sunoco, Inc.	1,656
60	@	Transocean, Inc.	3,088
53		Unocal Corp.	3,270
80		Valero Energy Corp.	5,862

			227,507

		Oil and Gas Services: 0.0%
70		Baker Hughes, Inc.	3,114
4		BJ Services Co.	208
90		Halliburton Co.	3,892
30	@	National-Oilwell, Inc.	1,401

			8,615

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
30		Ball Corp.	$1,244
30		Bemis Co.	934
50	@	Pactiv Corp.	1,168
25	@	Sealed Air Corp.	1,298

			4,644

		Pharmaceuticals: 0.3%
340		Abbott Laboratories	15,851
30		Allergan, Inc.	2,084
40		AmerisourceBergen Corp.	2,292
440		Bristol-Myers Squibb Co.	11,202
160		Cardinal Health, Inc.	8,928
170	@	Caremark Rx, Inc.	6,763
53		Eli Lilly & Co.	2,761
20	@	Express Scripts, Inc.	1,744
81	@	Forest Laboratories, Inc.	2,993
100	@	Gilead Sciences, Inc.	3,580
30	@	Hospira, Inc.	968
41	@	King Pharmaceuticals, Inc.	341
64	@	Medco Health Solutions, Inc.	3,172
486		Merck & Co., Inc.	15,732
1,665		Pfizer, Inc.	43,739
320		Schering-Plough Corp.	5,808
290		Wyeth	12,232

			140,190

		Pipelines: 0.0%
120		El Paso Corp.	1,270
19		Kinder Morgan, Inc.	1,438
120		Williams Cos., Inc.	2,257

			4,965

		Real Estate Investment Trusts: 0.0%
20		Apartment Investment & Management Co.	744
40		Archstone-Smith Trust	1,364
80		Equity Office Properties Trust	2,410
60		Equity Residential	1,933
55		Simon Property Group, Inc.	3,332

			9,783

		Retail: 0.4%
60	@	Autonation, Inc.	1,136
61	@	Bed Bath & Beyond, Inc.	2,229
120		Best Buy Co., Inc.	6,481
50		Circuit City Stores, Inc.	803
110		Costco Wholesale Corp.	4,860
80		CVS Corp.	4,210
40		Darden Restaurants, Inc.	1,227
30		Dillard’s, Inc.	807
40		Family Dollar Stores, Inc.	1,214
51		Federated Department Stores, Inc.	3,246
281		Gap, Inc.	6,137
486		Home Depot, Inc.	18,585
100		J.C. Penney Co., Inc. Holding Co.	5,192
90		Limited Brands, Inc.	2,187
172		Lowe’s Cos., Inc.	9,819
60		May Department Stores Co.	2,221
378		McDonald’s Corp.	11,771
40		Nordstrom, Inc.	2,215

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.4% (continued)
94	@	Office Depot, Inc.	$2,085
33		RadioShack Corp.	809
20	@	Sears Holdings Corp.	2,663
183		Staples, Inc.	5,752
90	@	Starbucks Corp.	4,649
200		Target Corp.	10,004
106		TJX Cos., Inc.	2,611
45	@	Toys R US, Inc.	1,159
745		Wal-Mart Stores, Inc.	37,332
380		Walgreen Co.	16,880
39		Wendy’s Intl., Inc.	1,523
61		Yum! Brands, Inc.	3,160

			172,967

		Savings and Loans: 0.0%
70		Golden West Financial Corp.	4,235
183		Washington Mutual, Inc.	7,229

			11,464

		Semiconductors: 0.2%
107	@	Altera Corp.	2,116
85		Analog Devices, Inc.	3,072
368	@	Applied Materials, Inc.	5,980
60	@	Broadcom Corp.	1,795
16	@	Freescale Semiconductor, Inc.	276
1,858		Intel Corp.	43,162
10	@	KLA-Tencor Corp.	460
70		Linear Technology Corp.	2,682
31		Maxim Integrated Products, Inc.	1,267
80		National Semiconductor Corp.	1,649
30	@	Novellus Systems, Inc.	802
40	@	Nvidia Corp.	950
20	@	QLogic Corp.	810
380		Texas Instruments, Inc.	9,686

			74,707

		Software: 0.3%
95		Adobe Systems, Inc.	6,381
50		Autodesk, Inc.	1,488
130		Automatic Data Processing, Inc.	5,844
75	@	BMC Software, Inc.	1,125
30	@	Citrix Systems, Inc.	715
127		Computer Associates Intl., Inc.	3,442
92	@	Compuware Corp.	662
70	@	Electronic Arts, Inc.	3,625
233		First Data Corp.	9,159
45	@	Fiserv, Inc.	1,791
60		IMS Health, Inc.	1,463
45	@	Intuit, Inc.	1,970
20	@	Mercury Interactive Corp.	948
2,234		Microsoft Corp.	53,995
100	@	Novell, Inc.	596
1,689	@	Oracle Corp.	21,079
70	@	Parametric Technology Corp.	391
110	@	Siebel Systems, Inc.	1,004
88	@	Veritas Software Corp.	2,043

			117,721

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.3%
80		Alltel Corp.	$4,388
218		AT&T Corp.	4,088
100	@	Avaya, Inc.	1,168
500		BellSouth Corp.	13,145
30		CenturyTel, Inc.	985
1,451	@	Cisco Systems, Inc.	25,957
90		Citizens Communications Co.	1,165
60	@	Comverse Technology, Inc.	1,513
120	@	Corning, Inc.	1,336
730		Motorola, Inc.	10,928
307	@	Nextel Communications, Inc.	8,725
370		QUALCOMM, Inc.	13,561
902		SBC Communications, Inc.	21,368
58		Scientific-Atlanta, Inc.	1,637
400		Sprint Corp.	9,100
130	@	Tellabs, Inc.	949
155		Verizon Communications, Inc.	5,503

			125,516

		Textiles: 0.0%
30		Cintas Corp.	1,239

			1,239

		Toys/Games/Hobbies: 0.0%
52		Hasbro, Inc.	1,063
90		Mattel, Inc.	1,922

			2,985

		Transportation: 0.1%
84		Burlington Northern Santa Fe Corp.	4,530
50		CSX Corp.	2,083
95		FedEx Corp.	8,925
110		Norfolk Southern Corp.	4,076
15		Ryder System, Inc.	626
60		Union Pacific Corp.	4,182
243		United Parcel Service, Inc.	17,675

			42,097

		Total Common Stock (Cost $2,289,855)	2,477,320

PORTFOLIO OF INVESTMENTS
ING GET Fund Series J	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.3%
		Federal Home Loan Mortgage Corporation: 10.8%
$5,000,000		3.640%, due 03/14/06		$4,830,000

				4,830,000

		Federal National Mortgage Association: 10.0%
4,500,000		2.840%, due 06/14/05		4,473,540

				4,473,540

		Other Agency Obligations: 37.5%
6,799,000		FICO STRIP, 3.210%, due 09/26/05		6,692,031
10,291,000		Tennessee Valley Authority, 3.340%, due 10/15/05		10,105,238

				16,797,269

		Total U.S. Government Agency Obligations
		(Cost $25,928,743)		26,100,809

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury STRIP: 3.4%
1,539,000		2.900%, due 08/15/05		1,522,340

		Total U.S. Treasury Obligations
		(Cost $1,527,345)		1,522,340

OTHER BONDS: 32.8%
		Sovereign: 32.8%
15,000,000		Israel Trust, 3.560%, due 11/15/05		14,667,975

		Total Other Bonds		14,667,975
		(Cost $14,598,107)

		Total Long-Term Investments
		(Cost $44,344,050)		44,768,444

SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
59,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $59,005 to be received upon repurchase (Collateralized by $70,000 various U.S. Government agencies, 0.000-3.875%, Market Value plus accrued interest $61,867, due 11/17/08-09/08/28).		59,000

		Total Short-Term Investments
		(Cost $59,000)		59,000

		Total Investments In Securities
		(Cost $44,403,050)*	100.1%	$44,827,444
		Other Assets and Liabilities — Net	(0.1)	(63,454)

		Net Assets	100.0%	$44,763,990

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $44,467,144.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$446,998
		Gross Unrealized Depreciation		(86,698)

		Net Unrealized Appreciation		$360,300

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 1.4%
		Advertising: 0.0%
31	@	Interpublic Group of Cos., Inc.	$381
14		Omnicom Group, Inc.	1,239

			1,620

		Aerospace/Defense: 0.0%
58		Boeing Co.	3,391
19		General Dynamics Corp.	2,034
10		L-3 Communications Holdings, Inc.	710
41		Lockheed Martin Corp.	2,503
26		Northrop Grumman Corp.	1,403
33		Raytheon Co.	1,277
12		Rockwell Collins, Inc.	571
35		United Technologies Corp.	3,559

			15,448

		Agriculture: 0.0%
138		Altria Group, Inc.	9,024
73		Archer-Daniels-Midland Co.	1,794
26		Monsanto Co.	1,677
10		Reynolds American, Inc.	806
10		UST, Inc.	517

			13,818

		Apparel: 0.0%
17	@	Coach, Inc.	963
8		Jones Apparel Group, Inc.	268
10		Liz Claiborne, Inc.	401
20		Nike, Inc.	1,665
5		Reebok Intl., Ltd.	222
12		VF Corp.	710

			4,229

		Auto Manufacturers: 0.0%
173		Ford Motor Co.	1,960
10		PACCAR, Inc.	724

			2,684

		Auto Parts and Equipment: 0.0%
16	@	Goodyear Tire & Rubber Co.	214
12		Johnson Controls, Inc.	669

			883

		Banks: 0.1%
25		AmSouth Bancorporation	649
374		Bank of America Corp.	16,493
38		BB&T Corp.	1,485
16		Comerica, Inc.	881
10		Compass Bancshares, Inc.	454
10		Fifth Third Bancorp	430
10		First Horizon National Corp.	408
4		Huntington Bancshares, Inc.	96
37		KeyCorp	1,201
8		M & T Bank Corp.	816
15		Marshall & Ilsley Corp.	626
27		Mellon Financial Corp.	771
43		National City Corp.	1,441
33		North Fork Bancorp, Inc.	915
15		Northern Trust Corp.	652
19		PNC Financial Services Group, Inc.	978

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.1% (continued)
9		State Street Corp.	$393
24		SunTrust Banks, Inc.	1,730
22		Synovus Financial Corp.	613
52		The Bank of New York Co., Inc.	1,511
127		U.S. Bancorp	3,660
147		Wachovia Corp.	7,484
115		Wells Fargo & Co.	6,877
6		Zions Bancorporation	414

			50,978

		Beverages: 0.0%
55		Anheuser-Busch Cos., Inc.	2,606
8		Brown-Forman Corp.	438
204		Coca-Cola Co.	8,501
32		Coca-Cola Enterprises, Inc.	657
2		Molson Coors Brewing Co.	154
11		Pepsi Bottling Group, Inc.	306
117		PepsiCo, Inc.	6,205

			18,867

		Biotechnology: 0.0%
86	@	Amgen, Inc.	5,006
15	@	Genzyme Corp.	859
3	@	Millipore Corp.	130

			5,995

		Building Materials: 0.0%
15		American Standard Cos., Inc.	697
30		Masco Corp.	1,041
9		Vulcan Materials Co.	511

			2,249

		Chemicals: 0.0%
15		Air Products & Chemicals, Inc.	949
5		Ashland, Inc.	337
85		Dow Chemical Co.	4,238
73		E.I. du Pont de Nemours & Co.	3,741
5		Eastman Chemical Co.	295
8		Ecolab, Inc.	264
4		Engelhard Corp.	120
6		International Flavors & Fragrances, Inc.	237
18		PPG Industries, Inc.	1,287
22		Praxair, Inc.	1,053
17		Rohm & Haas Co.	816
13		Sherwin-Williams Co.	572
5		Sigma-Aldrich Corp.	306

			14,215

		Commercial Services: 0.0%
2	@	Apollo Group, Inc.	148
73		Cendant Corp.	1,499
9		Equifax, Inc.	276
16		H&R Block, Inc.	809
30		McKesson Corp.	1,133
9		Moody’s Corp.	728
26		Paychex, Inc.	853
13		R.R. Donnelley & Sons Co.	411
7		Robert Half Intl., Inc.	189

			6,046

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.1%
96	@	Apple Computer, Inc.	$4,000
13	@	Computer Sciences Corp.	596
289	@	Dell, Inc.	11,103
35		Electronic Data Systems Corp.	723
225	@	EMC Corp.	2,772
208		Hewlett-Packard Co.	4,564
152		International Business Machines Corp.	13,890
9	@	Lexmark Intl., Inc.	720
12	@	NCR Corp.	405
40	@	Network Appliance, Inc.	1,106
390	@	Sun Microsystems, Inc.	1,576
20	@	Sungard Data Systems, Inc.	690
20	@	Unisys Corp.	141

			42,286

		Cosmetics/Personal Care: 0.0%
8		Alberto-Culver Co.	383
31		Avon Products, Inc.	1,331
36		Colgate-Palmolive Co.	1,878
65		Gillette Co.	3,281
36		Kimberly-Clark Corp.	2,366
233		Procter & Gamble Co.	12,350

			21,589

		Distribution/Wholesale: 0.0%
10		Genuine Parts Co.	435
9		W.W. Grainger, Inc.	560

			995

		Diversified Financial Services: 0.1%
78		American Express Co.	4,007
8		Bear Stearns Cos., Inc.	799
16		Capital One Financial Corp.	1,196
20		Charles Schwab Corp.	210
19		CIT Group, Inc.	722
354		Citigroup, Inc.	15,909
54		Countrywide Financial Corp.	1,753
22	@	E*TRADE Financial Corp.	264
65		Fannie Mae	3,539
6		Federated Investors, Inc.	170
17		Franklin Resources, Inc.	1,167
48		Freddie Mac	3,034
33		Goldman Sachs Group, Inc.	3,630
20		Lehman Brothers Holdings, Inc.	1,883
87		MBNA Corp.	2,136
65		Merrill Lynch & Co., Inc.	3,679
70		Morgan Stanley	4,008
40	@	Providian Financial Corp.	686
29		SLM Corp.	1,445
10		T. Rowe Price Group, Inc.	594

			50,831

		Electric: 0.1%
60	@	AES Corp.	983
10	@	Allegheny Energy, Inc.	207
16		Ameren Corp.	784
30		American Electric Power Co., Inc.	1,022
20		CenterPoint Energy, Inc.	241
12		Cinergy Corp.	486

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.1% (continued)
17		Consolidated Edison, Inc.	$717
12		Constellation Energy Group, Inc.	620
20		Dominion Resources, Inc.	1,489
11		DTE Energy Co.	500
87		Duke Energy Corp.	2,436
23		Edison Intl.	799
16		Entergy Corp.	1,131
48		Exelon Corp.	2,202
22		FirstEnergy Corp.	923
26		FPL Group, Inc.	1,044
20		NiSource, Inc.	456
29		PG&E Corp.	989
18		PPL Corp.	972
6		Public Service Enterprise Group, Inc.	326
50		Southern Co.	1,592
15		TECO Energy, Inc.	235
28		TXU Corp.	2,229
6		Xcel Energy, Inc.	103

			22,486

		Electrical Components and Equipment: 0.0%
29		Emerson Electric Co.	1,883

			1,883

		Electronics: 0.0%
31	@	Agilent Technologies, Inc.	688
10		Applera Corp. — Applied Biosystems Group	197
13	@	Jabil Circuit, Inc.	371
9		Parker Hannifin Corp.	548
10		PerkinElmer, Inc.	206
70	@	Solectron Corp.	243
5		Tektronix, Inc.	123
16	@	Thermo Electron Corp.	405
8	@	Waters Corp.	286

			3,067

		Engineering and Construction: 0.0%
6		Fluor Corp.	333

			333

		Environmental Control: 0.0%
38		Waste Management, Inc.	1,096

			1,096

		Food: 0.0%
20		Albertson’s, Inc.	413
26		Campbell Soup Co.	755
38		ConAgra Foods, Inc.	1,027
25		General Mills, Inc.	1,229
25		H.J. Heinz Co.	921
18		Hershey Foods Corp.	1,088
27		Kellogg Co.	1,168
49	@	Kroger Co.	785
10		McCormick & Co., Inc.	344
31	@	Safeway, Inc.	574
56		Sara Lee Corp.	1,241
17		SUPERVALU, Inc.	567
19		Wm. Wrigley Jr. Co.	1,247

			11,359

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0%
9		Georgia-Pacific Corp.	$319
35		International Paper Co.	1,287
11		Louisiana-Pacific Corp.	277
13		MeadWestvaco Corp.	414
12		Plum Creek Timber Co., Inc.	428
5		Temple-Inland, Inc.	363
17		Weyerhaeuser Co.	1,165

			4,253

		Gas: 0.0%
15		KeySpan Corp.	585
20		Sempra Energy	796

			1,381

		Hand/Machine Tools: 0.0%
9		Black & Decker Corp.	711
5		Snap-On, Inc.	159
9		Stanley Works	407

			1,277

		Healthcare-Products: 0.1%
5		Bausch & Lomb, Inc.	367
12		Baxter Intl., Inc.	408
28		Becton Dickinson & Co.	1,636
20		Biomet, Inc.	726
56	@	Boston Scientific Corp.	1,640
8		C.R. Bard, Inc.	545
21		Guidant Corp.	1,552
202		Johnson & Johnson	13,565
83		Medtronic, Inc.	4,229
22	@	St. Jude Medical, Inc.	792
18	@	Zimmer Holdings, Inc.	1,401

			26,861

		Healthcare-Services: 0.0%
34		Aetna, Inc.	2,548
15	@	Humana, Inc.	479
9	@	Laboratory Corp. of America Holdings	434
7		Manor Care, Inc.	255
3		Quest Diagnostics, Inc.	315
76		UnitedHealth Group, Inc.	7,249
31	@	WellPoint, Inc.	3,886

			15,166

		Home Furnishings: 0.0%
12		Leggett & Platt, Inc.	346
5		Whirlpool Corp.	339

			685

		Household Products/Wares: 0.0%
7		Avery Dennison Corp.	434
19		Clorox Co.	1,197
10		Fortune Brands, Inc.	806

			2,437

		Housewares: 0.0%
19		Newell Rubbermaid, Inc.	417

			417

		Insurance: 0.1%
16	@@	ACE Ltd.	660
35		AFLAC, Inc.	1,304
45		Allstate Corp.	2,433

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.1% (continued)
7		AMBAC Financial Group, Inc.	$523
240		American Intl. Group, Inc.	13,298
20		AON Corp.	457
22		Chubb Corp.	1,744
16		CIGNA Corp.	1,429
11		Cincinnati Financial Corp.	480
20		Hartford Financial Services Group, Inc.	1,371
10		Jefferson-Pilot Corp.	491
16		Lincoln National Corp.	722
17		Loews Corp.	1,250
10		MBIA, Inc.	523
89		MetLife, Inc.	3,480
9		MGIC Investment Corp.	555
31		Principal Financial Group	1,193
18		Progressive Corp.	1,652
50		Prudential Financial, Inc.	2,870
13		Safeco Corp.	633
50		St. Paul Travelers Cos., Inc.	1,837
10		Torchmark Corp.	522
22		UnumProvident Corp.	374
19	@@	XL Capital Ltd.	1,375

			41,176

		Internet: 0.0%
88	@	eBay, Inc.	3,278
10	@	Monster Worldwide, Inc.	281
80	@	Symantec Corp.	1,706
94	@	Yahoo!, Inc.	3,187

			8,452

		Iron/Steel: 0.0%
8		Allegheny Technologies, Inc.	193
10		Nucor Corp.	576
14		United States Steel Corp.	711

			1,480

		Leisure Time: 0.0%
7		Brunswick Corp.	328
33		Carnival Corp.	1,710
21		Harley-Davidson, Inc.	1,213
9		Sabre Holdings Corp.	197

			3,448

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	646
35		Hilton Hotels Corp.	782
16		Marriott Intl., Inc.	1,070
13		Starwood Hotels & Resorts Worldwide, Inc.	780

			3,278

		Machinery-Diversified: 0.0%
3		Cummins, Inc.	211
8		Deere & Co.	537
22		Rockwell Automation, Inc.	1,246

			1,994

		Media: 0.1%
150	@	Comcast Corp.	5,066
8		Gannett Co., Inc.	633
18		McGraw-Hill Cos., Inc.	1,571
5		Meredith Corp.	234

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.1% (continued)
40		News Corp.	$677
314	@	Time Warner, Inc.	5,510
9		Tribune Co.	359
115		Viacom, Inc.	4,005
142		Walt Disney Co.	4,080

			22,135

		Mining: 0.0%
7		Phelps Dodge Corp.	712

			712

		Miscellaneous Manufacturing: 0.1%
73		3M Co.	6,255
6		Cooper Industries Ltd.	429
20		Danaher Corp.	1,068
14		Dover Corp.	529
25		Eastman Kodak Co.	814
10		Eaton Corp.	654
722		General Electric Co.	26,036
58		Honeywell Intl., Inc.	2,158
20		Illinois Tool Works, Inc.	1,791
11	@@	Ingersoll-Rand Co. Ltd.	876
6		ITT Industries, Inc.	541
3		Pall Corp.	81
10		Textron, Inc.	746
137	@@	Tyco Intl., Ltd.	4,631

			46,609

		Office/Business Equipment: 0.0%
16		Pitney Bowes, Inc.	722
63	@	Xerox Corp.	954

			1,676

		Oil and Gas: 0.1%
6		Amerada Hess Corp.	577
17		Anadarko Petroleum Corp.	1,294
20		Apache Corp.	1,225
33		Burlington Resources, Inc.	1,652
211		ChevronTexaco Corp.	12,303
44		ConocoPhillips	4,745
32		Devon Energy Corp.	1,528
16		EOG Resources, Inc.	780
622		Exxon Mobil Corp.	37,072
9		Kerr-McGee Corp.	705
22		Marathon Oil Corp.	1,032
34		Occidental Petroleum Corp.	2,420
10	@	Rowan Cos., Inc.	299
18	@	Transocean, Inc.	926
24		Unocal Corp.	1,481
28		Valero Energy Corp.	2,052

			70,091

		Oil and Gas Services: 0.0%
22		Baker Hughes, Inc.	979
30		Halliburton Co.	1,297
10	@	National-Oilwell, Inc.	467

			2,743

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
10		Ball Corp.	$414
8		Bemis Co.	249
10	@	Pactiv Corp.	234
6	@	Sealed Air Corp.	312

			1,209

		Pharmaceuticals: 0.1%
104		Abbott Laboratories	4,848
8		Allergan, Inc.	556
7		AmerisourceBergen Corp.	401
130		Bristol-Myers Squibb Co.	3,310
49		Cardinal Health, Inc.	2,734
53	@	Caremark Rx, Inc.	2,108
17		Eli Lilly & Co.	886
5	@	Express Scripts, Inc.	436
24	@	Forest Laboratories, Inc.	887
28	@	Gilead Sciences, Inc.	1,002
11	@	Hospira, Inc.	355
21	@	King Pharmaceuticals, Inc.	175
18	@	Medco Health Solutions, Inc.	892
149		Merck & Co., Inc.	4,823
513		Pfizer, Inc.	13,477
100		Schering-Plough Corp.	1,815
89		Wyeth	3,754

			42,459

		Pipelines: 0.0%
37		El Paso Corp.	391
4		Kinder Morgan, Inc.	303
32		Williams Cos., Inc.	602

			1,296

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	372
10		Archstone-Smith Trust	341
31		Equity Office Properties Trust	934
20		Equity Residential	644
14		Simon Property Group, Inc.	848

			3,139

		Retail: 0.1%
20	@	Autonation, Inc.	379
21	@	Bed Bath & Beyond, Inc.	767
32		Best Buy Co., Inc.	1,728
18		Circuit City Stores, Inc.	289
32		Costco Wholesale Corp.	1,414
26		CVS Corp.	1,368
10		Darden Restaurants, Inc.	307
8		Dillard’s, Inc.	215
10		Family Dollar Stores, Inc.	304
12		Federated Department Stores, Inc.	764
101		Gap, Inc.	2,206
154		Home Depot, Inc.	5,890
32		J.C. Penney Co., Inc. Holding Co.	1,661
24		Limited Brands, Inc.	583
53		Lowe’s Cos., Inc.	3,026
19		May Department Stores Co.	703
116		McDonald’s Corp.	3,612
10		Nordstrom, Inc.	554

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.1% (continued)
32	@	Office Depot, Inc.	$710
10	@	Sears Holdings Corp.	1,332
56		Staples, Inc.	1,760
26	@	Starbucks Corp.	1,343
61		Target Corp.	3,051
34		TJX Cos., Inc.	837
15	@	Toys R US, Inc.	386
227		Wal-Mart Stores, Inc.	11,376
115		Walgreen Co.	5,108
13		Wendy’s Intl., Inc.	508
20		Yum! Brands, Inc.	1,036

			53,217

		Savings and Loans: 0.0%
22		Golden West Financial Corp.	1,331
61		Washington Mutual, Inc.	2,410

			3,741

		Semiconductors: 0.1%
25	@	Altera Corp.	495
21		Analog Devices, Inc.	759
116	@	Applied Materials, Inc.	1,885
20	@	Broadcom Corp.	598
3	@	Freescale Semiconductor, Inc.	52
574		Intel Corp.	13,333
2	@	KLA-Tencor Corp.	92
22		Linear Technology Corp.	843
10		Maxim Integrated Products, Inc.	409
25		National Semiconductor Corp.	515
10	@	Novellus Systems, Inc.	267
10	@	Nvidia Corp.	238
7	@	QLogic Corp.	284
117		Texas Instruments, Inc.	2,982

			22,752

		Software: 0.1%
27		Adobe Systems, Inc.	1,814
22		Autodesk, Inc.	655
40		Automatic Data Processing, Inc.	1,798
24	@	BMC Software, Inc.	360
11	@	Citrix Systems, Inc.	262
40		Computer Associates Intl., Inc.	1,084
34	@	Compuware Corp.	245
20	@	Electronic Arts, Inc.	1,036
70		First Data Corp.	2,752
15	@	Fiserv, Inc.	597
20		IMS Health, Inc.	488
14	@	Intuit, Inc.	613
10	@	Mercury Interactive Corp.	474
694		Microsoft Corp.	16,773
28	@	Novell, Inc.	167
521	@	Oracle Corp.	6,501
23	@	Parametric Technology Corp.	129
48	@	Siebel Systems, Inc.	438
29	@	Veritas Software Corp.	673

			36,859

		Telecommunications: 0.1%
30		Alltel Corp.	1,646
68		AT&T Corp.	1,275

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.1% (continued)
31	@	Avaya, Inc.	$362
156		BellSouth Corp.	4,101
10		CenturyTel, Inc.	328
455	@	Cisco Systems, Inc.	8,140
30		Citizens Communications Co.	388
10	@	Comverse Technology, Inc.	252
33	@	Corning, Inc.	367
226		Motorola, Inc.	3,383
95	@	Nextel Communications, Inc.	2,700
110		QUALCOMM, Inc.	4,032
278		SBC Communications, Inc.	6,586
21		Scientific-Atlanta, Inc.	593
122		Sprint Corp.	2,776
31	@	Tellabs, Inc.	226
50		Verizon Communications, Inc.	1,775

			38,930

		Textiles: 0.0%
14		Cintas Corp.	578

			578

		Toys/Games/Hobbies: 0.0%
18		Hasbro, Inc.	368
28		Mattel, Inc.	598

			966

		Transportation: 0.0%
24		Burlington Northern Santa Fe Corp.	1,294
15		CSX Corp.	625
28		FedEx Corp.	2,631
25		Norfolk Southern Corp.	926
5		Ryder System, Inc.	209
20		Union Pacific Corp.	1,394
77		United Parcel Service, Inc.	5,600

			12,679

		Total Common Stock (Cost $696,186)	767,053

PORTFOLIO OF INVESTMENTS
ING GET Fund Series K	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.1%
		Federal Home Loan Mortgage Corporation: 9.0%
$5,000,000		3.640%, due 03/14/06		$4,830,000

				4,830,000

		Federal National Mortgage Association: 38.2%
15,000,000		3.470%, due 12/13/05		14,636,999
6,050,000		3.540%, due 01/15/06		5,882,421

				20,519,420

		Other Agency Obligations: 13.9%
7,510,000		FICO STRIP, 2.600%, due 05/11/05		7,487,820

				7,487,820

		Total U.S. Government Agency Obligations
		(Cost $32,629,829)		32,837,240

U.S. TREASURY OBLIGATIONS: 12.7%
		U.S. Treasury STRIP: 12.7%
6,958,000		3.220%, due 11/15/05		6,821,067

		Total U.S. Treasury Obligations
		(Cost $6,835,311)		6,821,067

OTHER BONDS: 24.4%
		Sovereign: 24.4%
11,390,000		Israel Trust, 3.560%, due 11/15/05		11,137,882
2,000,000		Turkey Trust, 3.560%, due 11/15/05		1,955,730

		Total Other Bonds
		(Cost $13,036,068)		13,093,612

		Total Long-Term Investments
		(Cost $53,197,394)		53,518,972

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
269,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.851% due 04/01/05, $269,021 to be received upon repurchase (Collateralized by $280,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $276,964, due 11/15/07).		269,000

		Total Short-Term Investments
		(Cost $269,000)		269,000

		Total Investments In Securities
		(Cost $53,466,394)*	100.1%	$53,787,972
		Other Assets and Liabilities—Net	(0.1)	(69,553)

		Net Assets	100.0%	$53,718,419

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $53,521,873.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$329,117
		Gross Unrealized Depreciation		(63,018)

		Net Unrealized Appreciation		$266,099

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 2.3%
		Advertising: 0.0%
40	@	Interpublic Group of Cos., Inc.	$491
20		Omnicom Group, Inc.	1,771

			2,262

		Aerospace/Defense: 0.0%
80		Boeing Co.	4,677
20		General Dynamics Corp.	2,141
10		L-3 Communications Holdings, Inc.	710
60		Lockheed Martin Corp.	3,664
40		Northrop Grumman Corp.	2,159
50		Raytheon Co.	1,935
20		Rockwell Collins, Inc.	952
50		United Technologies Corp.	5,083

			21,321

		Agriculture: 0.1%
200		Altria Group, Inc.	13,078
102		Archer-Daniels-Midland Co.	2,507
40		Monsanto Co.	2,580
10		Reynolds American, Inc.	806
20		UST, Inc.	1,034

			20,005

		Apparel: 0.0%
30	@	Coach, Inc.	1,699
10		Jones Apparel Group, Inc.	335
10		Liz Claiborne, Inc.	401
30		Nike, Inc.	2,499
20		VF Corp.	1,183

			6,117

		Auto Manufacturers: 0.0%
250		Ford Motor Co.	2,832
10	@	Navistar Intl. Corp.	364
15		PACCAR, Inc.	1,086

			4,282

		Auto Parts and Equipment: 0.0%
20	@	Goodyear Tire & Rubber Co.	267
20		Johnson Controls, Inc.	1,115

			1,382

		Banks: 0.2%
40		AmSouth Bancorporation	1,038
540		Bank of America Corp.	23,813
60		BB&T Corp.	2,345
20		Comerica, Inc.	1,102
10		Compass Bancshares, Inc.	454
10		Fifth Third Bancorp	430
10		First Horizon National Corp.	408
20		Huntington Bancshares, Inc.	478
50		KeyCorp	1,623
10		M & T Bank Corp.	1,021
20		Marshall & Ilsley Corp.	835
40		Mellon Financial Corp.	1,142
60		National City Corp.	2,010
45		North Fork Bancorp, Inc.	1,248
20		Northern Trust Corp.	869
30		PNC Financial Services Group, Inc.	1,544

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.2% (continued)
10		State Street Corp.	$437
30		SunTrust Banks, Inc.	2,162
36		Synovus Financial Corp.	1,003
80		The Bank of New York Co., Inc.	2,324
190		U.S. Bancorp	5,476
206		Wachovia Corp.	10,487
170		Wells Fargo & Co.	10,166
10		Zions Bancorporation	690

			73,105

		Beverages: 0.1%
80		Anheuser-Busch Cos., Inc.	3,791
10		Brown-Forman Corp.	548
300		Coca-Cola Co.	12,500
50		Coca-Cola Enterprises, Inc.	1,026
10		Molson Coors Brewing Co.	772
30		Pepsi Bottling Group, Inc.	836
170		PepsiCo, Inc.	9,015

			28,488

		Biotechnology: 0.0%
122	@	Amgen, Inc.	7,101
20	@	Genzyme Corp.	1,145

			8,246

		Building Materials: 0.0%
30		American Standard Cos., Inc.	1,394
50		Masco Corp.	1,734
10		Vulcan Materials Co.	568

			3,696

		Chemicals: 0.1%
20		Air Products & Chemicals, Inc.	1,266
10		Ashland, Inc.	675
130		Dow Chemical Co.	6,480
100		E.I. du Pont de Nemours & Co.	5,123
10		Eastman Chemical Co.	590
10		Ecolab, Inc.	331
10		Engelhard Corp.	300
10		International Flavors & Fragrances, Inc.	395
30		PPG Industries, Inc.	2,146
30		Praxair, Inc.	1,436
30		Rohm & Haas Co.	1,440
10		Sherwin-Williams Co.	440
10		Sigma-Aldrich Corp.	613

			21,235

		Commercial Services: 0.0%
110		Cendant Corp.	2,258
20		Equifax, Inc.	614
20		H&R Block, Inc.	1,012
50		McKesson Corp.	1,888
10		Moody’s Corp.	809
40		Paychex, Inc.	1,313
20		R.R. Donnelley & Sons Co.	632
20		Robert Half Intl., Inc.	539

			9,065

		Computers: 0.1%
140	@	Apple Computer, Inc.	5,834
20	@	Computer Sciences Corp.	917

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.1% (continued)
410	@	Dell, Inc.	$15,751
50		Electronic Data Systems Corp.	1,034
320	@	EMC Corp.	3,942
291		Hewlett-Packard Co.	6,385
220		International Business Machines Corp.	20,103
10	@	Lexmark Intl., Inc.	800
20	@	NCR Corp.	675
60	@	Network Appliance, Inc.	1,660
570	@	Sun Microsystems, Inc.	2,303
30	@	Sungard Data Systems, Inc.	1,035
40	@	Unisys Corp.	282

			60,721

		Cosmetics/Personal Care: 0.1%
10		Alberto-Culver Co.	479
50		Avon Products, Inc.	2,147
50		Colgate-Palmolive Co.	2,609
100		Gillette Co.	5,048
50		Kimberly-Clark Corp.	3,287
340		Procter & Gamble Co.	18,019

			31,589

		Distribution/Wholesale: 0.0%
20		Genuine Parts Co.	870
10		W.W. Grainger, Inc.	623

			1,493

		Diversified Financial Services: 0.2%
120		American Express Co.	6,164
20		Bear Stearns Cos., Inc.	1,998
20		Capital One Financial Corp.	1,495
20		Charles Schwab Corp.	210
20		CIT Group, Inc.	760
520		Citigroup, Inc.	23,368
78		Countrywide Financial Corp.	2,532
40	@	E*TRADE Financial Corp.	480
100		Fannie Mae	5,445
10		Federated Investors, Inc.	283
20		Franklin Resources, Inc.	1,373
70		Freddie Mac	4,424
50		Goldman Sachs Group, Inc.	5,500
0		Janus Capital Group, Inc.	0
40		Lehman Brothers Holdings, Inc.	3,766
125		MBNA Corp.	3,069
90		Merrill Lynch & Co., Inc.	5,094
110		Morgan Stanley	6,298
50	@	Providian Financial Corp.	858
40		SLM Corp.	1,994
10		T. Rowe Price Group, Inc.	594

			75,705

		Electric: 0.1%
90	@	AES Corp.	1,474
20		Ameren Corp.	980
40		American Electric Power Co., Inc.	1,362
30		CenterPoint Energy, Inc.	361
20		Cinergy Corp.	810
20	@	CMS Energy Corp.	261
20		Consolidated Edison, Inc.	844

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.1% (continued)
20		Constellation Energy Group, Inc.	$1,034
30		Dominion Resources, Inc.	2,233
20		DTE Energy Co.	910
130		Duke Energy Corp.	3,640
30		Edison Intl.	1,042
20		Entergy Corp.	1,413
70		Exelon Corp.	3,211
30		FirstEnergy Corp.	1,259
40		FPL Group, Inc.	1,606
30		NiSource, Inc.	684
40		PG&E Corp.	1,364
20		PPL Corp.	1,080
10		Progress Energy, Inc.	420
10		Public Service Enterprise Group, Inc.	544
70		Southern Co.	2,228
20		TECO Energy, Inc.	314
30		TXU Corp.	2,389
10		Xcel Energy, Inc.	172

			31,635

		Electrical Components and Equipment: 0.0%
40		Emerson Electric Co.	2,597

			2,597

		Electronics: 0.0%
50	@	Agilent Technologies, Inc.	1,110
20		Applera Corp. — Applied Biosystems Group	395
20	@	Jabil Circuit, Inc.	570
10		Parker Hannifin Corp.	609
20		PerkinElmer, Inc.	413
100	@	Solectron Corp.	347
10		Tektronix, Inc.	245
30	@	Thermo Electron Corp.	759
10	@	Waters Corp.	358

			4,806

		Environmental Control: 0.0%
60		Waste Management, Inc.	1,731

			1,731

		Food: 0.0%
10		Albertson’s, Inc.	207
40		Campbell Soup Co.	1,161
50		ConAgra Foods, Inc.	1,351
40		General Mills, Inc.	1,966
30		H.J. Heinz Co.	1,105
20		Hershey Foods Corp.	1,209
40		Kellogg Co.	1,731
70	@	Kroger Co.	1,122
10		McCormick & Co., Inc.	344
50	@	Safeway, Inc.	927
80		Sara Lee Corp.	1,773
20		SUPERVALU, Inc.	667
20		Wm. Wrigley Jr. Co.	1,311

			14,874

		Forest Products and Paper: 0.0%
10		Georgia-Pacific Corp.	355
50		International Paper Co.	1,840
10		Louisiana-Pacific Corp.	251

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0% (continued)
30		MeadWestvaco Corp.	$955
20		Plum Creek Timber Co., Inc.	714
10		Temple-Inland, Inc.	726
30		Weyerhaeuser Co.	2,054

			6,895

		Gas: 0.0%
20		KeySpan Corp.	779
30		Sempra Energy	1,196

			1,975

		Hand/Machine Tools: 0.0%
10		Black & Decker Corp.	790
10		Snap-On, Inc.	318
10		Stanley Works	453

			1,561

		Healthcare-Products: 0.1%
10		Baxter Intl., Inc.	340
40		Becton Dickinson & Co.	2,337
20		Biomet, Inc.	726
80	@	Boston Scientific Corp.	2,343
10		C.R. Bard, Inc.	681
30		Guidant Corp.	2,217
340		Johnson & Johnson	22,834
120		Medtronic, Inc.	6,114
40	@	St. Jude Medical, Inc.	1,440
10		Stryker Corp.	446
20	@	Zimmer Holdings, Inc.	1,556

			41,034

		Healthcare-Services: 0.1%
40		Aetna, Inc.	2,998
30	@	Humana, Inc.	958
10	@	Laboratory Corp. of America Holdings	482
10		Quest Diagnostics, Inc.	1,051
110		UnitedHealth Group, Inc.	10,492
50	@	WellPoint, Inc.	6,268

			22,249

		Home Furnishings: 0.0%
20		Leggett & Platt, Inc.	578
10		Whirlpool Corp.	677

			1,255

		Household Products/Wares: 0.0%
10		Avery Dennison Corp.	619
20		Clorox Co.	1,260
10		Fortune Brands, Inc.	806

			2,685

		Housewares: 0.0%
30		Newell Rubbermaid, Inc.	658

			658

		Insurance: 0.1%
30	@@	ACE Ltd.	1,238
50		AFLAC, Inc.	1,863
70		Allstate Corp.	3,784
10		AMBAC Financial Group, Inc.	748
350		American Intl. Group, Inc.	19,393
30		AON Corp.	685
30		Chubb Corp.	2,378

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.1% (continued)
20		CIGNA Corp.	$1,786
13		Cincinnati Financial Corp.	567
30		Hartford Financial Services Group, Inc.	2,057
10		Jefferson-Pilot Corp.	491
20		Lincoln National Corp.	903
30		Loews Corp.	2,206
15		MBIA, Inc.	784
120		MetLife, Inc.	4,691
10		MGIC Investment Corp.	617
40		Principal Financial Group	1,540
30		Progressive Corp.	2,753
70		Prudential Financial, Inc.	4,018
20		Safeco Corp.	974
70		St. Paul Travelers Cos., Inc.	2,571
10		Torchmark Corp.	522
30		UnumProvident Corp.	511
10	@@	XL Capital Ltd.	724

			57,804

		Internet: 0.0%
120	@	eBay, Inc.	4,471
10	@	Monster Worldwide, Inc.	281
120	@	Symantec Corp.	2,560
140	@	Yahoo!, Inc.	4,745

			12,057

		Iron/Steel: 0.0%
10		Allegheny Technologies, Inc.	241
20		Nucor Corp.	1,151
20		United States Steel Corp.	1,017

			2,409

		Leisure Time: 0.0%
10		Brunswick Corp.	469
50		Carnival Corp.	2,590
30		Harley-Davidson, Inc.	1,733
10		Sabre Holdings Corp.	219

			5,011

		Lodging: 0.0%
10		Harrah’s Entertainment, Inc.	646
40		Hilton Hotels Corp.	894
30		Marriott Intl., Inc.	2,006
20		Starwood Hotels & Resorts Worldwide, Inc.	1,201

			4,747

		Machinery-Diversified: 0.0%
10		Deere & Co.	671
30		Rockwell Automation, Inc.	1,700

			2,371

		Media: 0.1%
220	@	Comcast Corp.	7,432
10		Dow Jones & Co., Inc.	374
10		Gannett Co., Inc.	791
20		McGraw-Hill Cos., Inc.	1,745
0		New York Times Co.	0
50		News Corp.	846
450	@	Time Warner, Inc.	7,897
10		Tribune Co.	399

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.1% (continued)
170		Viacom, Inc.	$5,921
210		Walt Disney Co.	6,033

			31,438

		Mining: 0.0%
10		Phelps Dodge Corp.	1,017

			1,017

		Miscellaneous Manufacturing: 0.1%
100		3M Co.	8,569
10		Cooper Industries Ltd.	715
30		Danaher Corp.	1,602
20		Dover Corp.	756
30		Eastman Kodak Co.	977
20		Eaton Corp.	1,308
1,050		General Electric Co.	37,864
80		Honeywell Intl., Inc.	2,977
30		Illinois Tool Works, Inc.	2,686
20	@@	Ingersoll-Rand Co. Ltd.	1,593
10		ITT Industries, Inc.	902
10		Pall Corp.	271
20		Textron, Inc.	1,492
200	@@	Tyco Intl., Ltd.	6,760

			68,472

		Office/Business Equipment: 0.0%
20		Pitney Bowes, Inc.	902
100	@	Xerox Corp.	1,515

			2,417

		Oil and Gas: 0.2%
10		Amerada Hess Corp.	962
30		Anadarko Petroleum Corp.	2,283
30		Apache Corp.	1,837
50		Burlington Resources, Inc.	2,504
300		ChevronTexaco Corp.	17,492
60		ConocoPhillips	6,470
50		Devon Energy Corp.	2,388
20		EOG Resources, Inc.	975
900		Exxon Mobil Corp.	53,639
10		Kerr-McGee Corp.	783
40		Marathon Oil Corp.	1,877
40		Occidental Petroleum Corp.	2,847
10	@	Rowan Cos., Inc.	299
10		Sunoco, Inc.	1,035
30	@	Transocean, Inc.	1,544
30		Unocal Corp.	1,851
40		Valero Energy Corp.	2,931

			101,717

		Oil and Gas Services: 0.0%
30		Baker Hughes, Inc.	1,335
40		Halliburton Co.	1,730
10	@	National-Oilwell, Inc.	467

			3,532

		Packaging and Containers: 0.0%
20		Ball Corp.	830
10		Bemis Co.	311
20	@	Pactiv Corp.	467
10	@	Sealed Air Corp.	519

			2,127

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Pharmaceuticals: 0.1%
150		Abbott Laboratories	$6,993
10		Allergan, Inc.	695
10		AmerisourceBergen Corp.	573
200		Bristol-Myers Squibb Co.	5,092
70		Cardinal Health, Inc.	3,906
80	@	Caremark Rx, Inc.	3,182
20		Eli Lilly & Co.	1,042
10	@	Express Scripts, Inc.	872
40	@	Forest Laboratories, Inc.	1,478
40	@	Gilead Sciences, Inc.	1,432
20	@	Hospira, Inc.	645
26	@	King Pharmaceuticals, Inc.	216
29	@	Medco Health Solutions, Inc.	1,438
220		Merck & Co., Inc.	7,121
734		Pfizer, Inc.	19,283
140		Schering-Plough Corp.	2,541
130		Wyeth	5,483

			61,992

		Pipelines: 0.0%
60		El Paso Corp.	635
10		Kinder Morgan, Inc.	757
50		Williams Cos., Inc.	940

			2,332

		Real Estate Investment Trusts: 0.0%
10		Apartment Investment & Management Co.	372
20		Archstone-Smith Trust	682
40		Equity Office Properties Trust	1,205
30		Equity Residential	966
0		ProLogis	0
20		Simon Property Group, Inc.	1,212

			4,437

		Retail: 0.2%
30	@	Autonation, Inc.	568
30	@	Bed Bath & Beyond, Inc.	1,096
50		Best Buy Co., Inc.	2,701
30		Circuit City Stores, Inc.	482
50		Costco Wholesale Corp.	2,209
40		CVS Corp.	2,105
20		Darden Restaurants, Inc.	614
10		Dillard’s, Inc.	269
20		Family Dollar Stores, Inc.	607
20		Federated Department Stores, Inc.	1,273
130		Gap, Inc.	2,839
220		Home Depot, Inc.	8,413
50		J.C. Penney Co., Inc. Holding Co.	2,596
40		Limited Brands, Inc.	972
80		Lowe’s Cos., Inc.	4,567
30		May Department Stores Co.	1,111
170		McDonald’s Corp.	5,294
10		Nordstrom, Inc.	554
40	@	Office Depot, Inc.	887
10	@	Sears Holdings Corp.	1,332
80		Staples, Inc.	2,514
40	@	Starbucks Corp.	2,066
90		Target Corp.	4,502

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.2% (continued)
50		TJX Cos., Inc.	$1,232
20	@	Toys R US, Inc.	515
340		Wal-Mart Stores, Inc.	17,037
170		Walgreen Co.	7,551
10		Wendy’s Intl., Inc.	390
30		Yum! Brands, Inc.	1,554

			77,850

		Savings and Loans: 0.0%
30		Golden West Financial Corp.	1,815
10		Sovereign Bancorp, Inc.	222
85		Washington Mutual, Inc.	3,357

			5,394

		Semiconductors: 0.1%
50	@	Altera Corp.	989
40		Analog Devices, Inc.	1,446
170	@	Applied Materials, Inc.	2,763
30	@	Broadcom Corp.	898
5	@	Freescale Semiconductor, Inc.	86
830		Intel Corp.	19,281
30		Linear Technology Corp.	1,149
10		Maxim Integrated Products, Inc.	409
40		National Semiconductor Corp.	824
10	@	Novellus Systems, Inc.	267
20	@	Nvidia Corp.	475
10	@	QLogic Corp.	405
170		Texas Instruments, Inc.	4,333

			33,325

		Software: 0.1%
40		Adobe Systems, Inc.	2,687
30		Autodesk, Inc.	893
60		Automatic Data Processing, Inc.	2,697
30	@	BMC Software, Inc.	450
20	@	Citrix Systems, Inc.	476
66		Computer Associates Intl., Inc.	1,789
50	@	Compuware Corp.	360
30	@	Electronic Arts, Inc.	1,553
101		First Data Corp.	3,970
15	@	Fiserv, Inc.	597
20		IMS Health, Inc.	488
20	@	Intuit, Inc.	875
10	@	Mercury Interactive Corp.	474
1,000		Microsoft Corp.	24,169
30	@	Novell, Inc.	179
760	@	Oracle Corp.	9,485
30	@	Parametric Technology Corp.	168
60	@	Siebel Systems, Inc.	548
50	@	Veritas Software Corp.	1,161

			53,019

		Telecommunications: 0.1%
40		Alltel Corp.	2,194
96		AT&T Corp.	1,800
50	@	Avaya, Inc.	584
220		BellSouth Corp.	5,784
20		CenturyTel, Inc.	657
650	@	Cisco Systems, Inc.	11,628

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.1% (continued)
40		Citizens Communications Co.	$518
20	@	Comverse Technology, Inc.	504
50	@	Corning, Inc.	557
330		Motorola, Inc.	4,940
140	@	Nextel Communications, Inc.	3,979
160		QUALCOMM, Inc.	5,864
410		SBC Communications, Inc.	9,713
20		Scientific-Atlanta, Inc.	564
180		Sprint Corp.	4,095
50	@	Tellabs, Inc.	365
70		Verizon Communications, Inc.	2,485

			56,231

		Textiles: 0.0%
20		Cintas Corp.	826

			826

		Toys/Games/Hobbies: 0.0%
20		Hasbro, Inc.	409
40		Mattel, Inc.	854

			1,263

		Transportation: 0.0%
40		Burlington Northern Santa Fe Corp.	2,157
30		CSX Corp.	1,250
40		FedEx Corp.	3,758
40		Norfolk Southern Corp.	1,482
10		Ryder System, Inc.	417
30		Union Pacific Corp.	2,091
110		United Parcel Service, Inc.	8,001

			19,156

		Total Common Stock (Cost $1,052,328)	1,113,611

PORTFOLIO OF INVESTMENTS
ING GET Fund Series L	as of March 31, 2005 (Unaudited) (continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 64.1%
		Federal Home Loan Mortgage Corporation: 29.7%
$15,000,000		3.640%, due 03/14/06		$14,490,000

				14,490,000

		Federal National Mortgage Association: 17.2%
4,715,000		3.390%, due 11/15/05		4,615,532
3,879,000		3.540%, due 01/15/06		3,771,556

				8,387,088

		Other Agency Obligations: 17.2%
4,608,000		FICO STRIP, 3.630%, due 03/07/06		4,454,706
4,126,000		FICO STRIP, 3.660%, due 04/06/06		3,976,032

				8,430,738

		Total U.S. Government Agency Obligations
		(Cost $31,059,465)		31,307,826

U.S. TREASURY OBLIGATIONS: 7.9%
		United States Treasury Strip: 7.9%
3,981,000		3.380%, due 02/15/06		3,866,299

		Total U.S. Treasury Obligations
		(Cost $3,912,260)		3,866,299

OTHER BONDS: 25.7%
		Sovereign: 25.7%
3,115,000		Israel Trust, 3.900%, due 05/15/06		2,982,535
10,000,000		Turkey Trust, 3.900%, due 05/15/06		9,574,750

		Total Other Bonds
		(Cost $12,642,346)		12,557,285

		Total Long-Term Investments
		(Cost $48,666,399)		48,845,021

SHORT-TERM INVESTMENTS: 0.1%
		Repurchase Agreement: 0.1%
60,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $60,005 to be received upon repurchase (Collateralized by $65,000 Federal National Mortgage Association,3.875%, Market Value plus accrued interest $64,576, due 11/17/08).		60,000

		Total Short-Term Investments
		(Cost $60,000)		60,000

		Total Investments In Securities
		(Cost $48,726,399)*	100.1%	$48,905,021
		Other Assets and Liabilities—Net	(0.1)	(52,370)

		Net Assets	100.0%	$48,852,651

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $48,758,750.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$319,734
		Gross Unrealized Depreciation		(173,463)

		Net Unrealized Appreciation		$146,271

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 6.0%
		Advertising: 0.0%
160	@	Interpublic Group of Cos., Inc.	$1,965
70		Omnicom Group, Inc.	6,196

			8,161

		Aerospace/Defense: 0.1%
320		Boeing Co.	18,707
80		General Dynamics Corp.	8,564
10		Goodrich Corp.	383
40		L-3 Communications Holdings, Inc.	2,841
260		Lockheed Martin Corp.	15,876
130		Northrop Grumman Corp.	7,017
170		Raytheon Co.	6,579
70		Rockwell Collins, Inc.	3,331
190		United Technologies Corp.	19,316

			82,614

		Agriculture: 0.1%
790		Altria Group, Inc.	51,658
415		Archer-Daniels-Midland Co.	10,201
140		Monsanto Co.	9,030
60		Reynolds American, Inc.	4,835
60		UST, Inc.	3,102

			78,826

		Apparel: 0.1%
130	@	Coach, Inc.	7,362
70		Jones Apparel Group, Inc.	2,344
40		Liz Claiborne, Inc.	1,605
130		Nike, Inc.	10,831
20		Reebok Intl., Ltd.	886
70		VF Corp.	4,140

			27,168

		Auto Manufacturers: 0.0%
950		Ford Motor Co.	10,764
30	@	Navistar Intl. Corp.	1,092
72		PACCAR, Inc.	5,212

			17,068

		Auto Parts and Equipment: 0.0%
80	@	Goodyear Tire & Rubber Co.	1,068
70		Johnson Controls, Inc.	3,903

			4,971

		Banks: 0.4%
140		AmSouth Bancorporation	3,633
2,086		Bank of America Corp.	91,992
210		BB&T Corp.	8,207
90		Comerica, Inc.	4,957
40		Compass Bancshares, Inc.	1,816
40		Fifth Third Bancorp	1,719
40		First Horizon National Corp.	1,632
80		Huntington Bancshares, Inc.	1,912
210		KeyCorp	6,815
40		M & T Bank Corp.	4,082
90		Marshall & Ilsley Corp.	3,758
160		Mellon Financial Corp.	4,566
260		National City Corp.	8,710
165		North Fork Bancorp, Inc.	4,577

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.4% (continued)
80		Northern Trust Corp.	$3,475
110		PNC Financial Services Group, Inc.	5,663
30		State Street Corp.	1,312
130		SunTrust Banks, Inc.	9,369
123		Synovus Financial Corp.	3,427
280		The Bank of New York Co., Inc.	8,134
700		U.S. Bancorp	20,174
816		Wachovia Corp.	41,542
650		Wells Fargo & Co.	38,870
30		Zions Bancorporation	2,071

			282,413

		Beverages: 0.2%
300		Anheuser-Busch Cos., Inc.	14,217
50		Brown-Forman Corp.	2,738
1,170		Coca-Cola Co.	48,753
180		Coca-Cola Enterprises, Inc.	3,694
20		Molson Coors Brewing Co.	1,543
100		Pepsi Bottling Group, Inc.	2,785
650		PepsiCo, Inc.	34,470

			108,200

		Biotechnology: 0.1%
481	@	Amgen, Inc.	27,999
90	@	Genzyme Corp.	5,152

			33,151

		Building Materials: 0.0%
110		American Standard Cos., Inc.	5,113
170		Masco Corp.	5,893
50		Vulcan Materials Co.	2,842

			13,848

		Chemicals: 0.1%
80		Air Products & Chemicals, Inc.	5,063
20		Ashland, Inc.	1,349
490		Dow Chemical Co.	24,427
380		E.I. du Pont de Nemours & Co.	19,471
30		Eastman Chemical Co.	1,770
40		Ecolab, Inc.	1,322
60		Engelhard Corp.	1,802
30		International Flavors & Fragrances, Inc.	1,185
120		PPG Industries, Inc.	8,582
140		Praxair, Inc.	6,700
100		Rohm & Haas Co.	4,800
50		Sherwin-Williams Co.	2,200
30		Sigma-Aldrich Corp.	1,838

			80,509

		Commercial Services: 0.1%
10	@	Apollo Group, Inc.	741
400		Cendant Corp.	8,215
100		Equifax, Inc.	3,069
90		H&R Block, Inc.	4,552
190		McKesson Corp.	7,172
60		Moody’s Corp.	4,852
140		Paychex, Inc.	4,595
80		R.R. Donnelley & Sons Co.	2,530
80		Robert Half Intl., Inc.	2,157

			37,883

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.3%
520	@	Apple Computer, Inc.	$21,668
70	@	Computer Sciences Corp.	3,210
1,610	@	Dell, Inc.	61,856
190		Electronic Data Systems Corp.	3,927
1,220	@	EMC Corp.	15,030
1,138		Hewlett-Packard Co.	24,968
840		International Business Machines Corp.	76,759
50	@	Lexmark Intl., Inc.	3,999
80	@	NCR Corp.	2,699
240	@	Network Appliance, Inc.	6,638
2,140	@	Sun Microsystems, Inc.	8,646
110	@	Sungard Data Systems, Inc.	3,795
150	@	Unisys Corp.	1,059

			234,254

		Cosmetics/Personal Care: 0.2%
30		Alberto-Culver Co.	1,436
180		Avon Products, Inc.	7,729
210		Colgate-Palmolive Co.	10,956
380		Gillette Co.	19,182
180		Kimberly-Clark Corp.	11,831
1,300		Procter & Gamble Co.	68,901

			120,035

		Distribution/Wholesale: 0.0%
70		Genuine Parts Co.	3,044
30		W.W. Grainger, Inc.	1,868

			4,912

		Diversified Financial Services: 0.4%
450		American Express Co.	23,117
60		Bear Stearns Cos., Inc.	5,994
90		Capital One Financial Corp.	6,729
90		Charles Schwab Corp.	946
110		CIT Group, Inc.	4,180
1,980		Citigroup, Inc.	88,980
308		Countrywide Financial Corp.	9,998
140	@	E*TRADE Financial Corp.	1,680
360		Fannie Mae	19,602
20		Federated Investors, Inc.	566
90		Franklin Resources, Inc.	6,179
260		Freddie Mac	16,432
170		Goldman Sachs Group, Inc.	18,698
130		Lehman Brothers Holdings, Inc.	12,241
475		MBNA Corp.	11,661
360		Merrill Lynch & Co., Inc.	20,376
410		Morgan Stanley	23,473
200	@	Providian Financial Corp.	3,432
170		SLM Corp.	8,473
50		T. Rowe Price Group, Inc.	2,969

			285,726

		Electric: 0.2%
340	@	AES Corp.	5,569
60	@	Allegheny Energy, Inc.	1,240
70		Ameren Corp.	3,431
150		American Electric Power Co., Inc.	5,109
110		CenterPoint Energy, Inc.	1,323
70		Cinergy Corp.	2,836

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.2% (continued)
90		Consolidated Edison, Inc.	$3,796
70		Constellation Energy Group, Inc.	3,619
130		Dominion Resources, Inc.	9,676
70		DTE Energy Co.	3,184
490		Duke Energy Corp.	13,725
130		Edison Intl.	4,514
80		Entergy Corp.	5,653
260		Exelon Corp.	11,931
130		FirstEnergy Corp.	5,454
140		FPL Group, Inc.	5,621
110		NiSource, Inc.	2,507
160		PG&E Corp.	5,456
90		PPL Corp.	4,859
20		Progress Energy, Inc.	839
20		Public Service Enterprise Group, Inc.	1,088
280		Southern Co.	8,912
90		TECO Energy, Inc.	1,411
120		TXU Corp.	9,556
30		Xcel Energy, Inc.	515

			121,824

		Electrical Components and Equipment: 0.0%
160		Emerson Electric Co.	10,389

			10,389

		Electronics: 0.0%
190	@	Agilent Technologies, Inc.	4,217
80		Applera Corp. — Applied Biosystems Group	1,579
10	@	Fisher Scientific Intl., Inc.	569
80	@	Jabil Circuit, Inc.	2,282
50		Parker Hannifin Corp.	3,046
50		PerkinElmer, Inc.	1,032
400	@	Solectron Corp.	1,388
40		Tektronix, Inc.	981
110	@	Thermo Electron Corp.	2,782
50	@	Waters Corp.	1,790

			19,666

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,663

			1,663

		Environmental Control: 0.0%
220		Waste Management, Inc.	6,347

			6,347

		Food: 0.1%
30		Albertson’s, Inc.	620
150		Campbell Soup Co.	4,353
200		ConAgra Foods, Inc.	5,404
140		General Mills, Inc.	6,881
130		H.J. Heinz Co.	4,789
80		Hershey Foods Corp.	4,837
160		Kellogg Co.	6,923
280	@	Kroger Co.	4,488
60		McCormick & Co., Inc.	2,066
170	@	Safeway, Inc.	3,150
300		Sara Lee Corp.	6,648
80		SUPERVALU, Inc.	2,668
90		Wm. Wrigley Jr. Co.	5,901

			58,728

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.0%
20		Georgia-Pacific Corp.	$710
200		International Paper Co.	7,358
60		Louisiana-Pacific Corp.	1,508
120		MeadWestvaco Corp.	3,818
70		Plum Creek Timber Co., Inc.	2,499
30		Temple-Inland, Inc.	2,177
100		Weyerhaeuser Co.	6,850

			24,920

		Gas: 0.0%
60		KeySpan Corp.	2,338
140		Sempra Energy	5,578

			7,916

		Hand/Machine Tools: 0.0%
50		Black & Decker Corp.	3,949
20		Snap-On, Inc.	636
40		Stanley Works	1,811

			6,396

		Healthcare-Products: 0.2%
30		Bausch & Lomb, Inc.	2,199
90		Baxter Intl., Inc.	3,058
160		Becton Dickinson & Co.	9,347
90		Biomet, Inc.	3,267
310	@	Boston Scientific Corp.	9,080
50		C.R. Bard, Inc.	3,404
120		Guidant Corp.	8,868
1,340		Johnson & Johnson	89,994
450		Medtronic, Inc.	22,928
140	@	St. Jude Medical, Inc.	5,040
30		Stryker Corp.	1,338
90	@	Zimmer Holdings, Inc.	7,003

			165,526

		Healthcare-Services: 0.1%
200		Aetna, Inc.	14,990
100	@	Humana, Inc.	3,194
50	@	Laboratory Corp.of America Holdings	2,410
30		Manor Care, Inc.	1,091
30		Quest Diagnostics, Inc.	3,154
420		UnitedHealth Group, Inc.	40,059
200	@	WellPoint, Inc.	25,070

			89,968

		Home Furnishings: 0.0%
70		Leggett & Platt, Inc.	2,022
30		Whirlpool Corp.	2,032

			4,054

		Household Products/Wares: 0.0%
40		Avery Dennison Corp.	2,477
100		Clorox Co.	6,299
50		Fortune Brands, Inc.	4,032

			12,808

		Housewares: 0.0%
100		Newell Rubbermaid, Inc.	2,194

			2,194

		Insurance: 0.3%
100	@@	ACE Ltd.	4,127
190		AFLAC, Inc.	7,079

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.3% (continued)
260		Allstate Corp.	$14,056
40		AMBAC Financial Group, Inc.	2,990
1,340		American Intl. Group, Inc.	74,248
120		AON Corp.	2,741
120		Chubb Corp.	9,512
90		CIGNA Corp.	8,037
66		Cincinnati Financial Corp.	2,878
120		Hartford Financial Services Group, Inc.	8,227
50		Jefferson-Pilot Corp.	2,453
90		Lincoln National Corp.	4,063
120		Loews Corp.	8,825
60		MBIA, Inc.	3,137
490		MetLife, Inc.	19,159
50		MGIC Investment Corp.	3,084
150		Principal Financial Group	5,774
100		Progressive Corp.	9,176
260		Prudential Financial, Inc.	14,924
70		Safeco Corp.	3,410
240		St. Paul Travelers Cos., Inc.	8,815
50		Torchmark Corp.	2,610
120		UnumProvident Corp.	2,042
90	@@	XL Capital Ltd.	6,513

			227,880

		Internet: 0.1%
470	@	eBay, Inc.	17,512
50	@	Monster Worldwide, Inc.	1,403
460	@	Symantec Corp.	9,812
530	@	Yahoo!, Inc.	17,967

			46,694

		Iron/Steel: 0.0%
60		Nucor Corp.	3,454
80		United States Steel Corp.	4,068

			7,522

		Leisure Time: 0.0%
40		Brunswick Corp.	1,874
200		Carnival Corp.	10,362
110		Harley-Davidson, Inc.	6,354
50		Sabre Holdings Corp.	1,094

			19,684

		Lodging: 0.0%
40		Harrah’s Entertainment, Inc.	2,583
140		Hilton Hotels Corp.	3,129
110		Marriott Intl., Inc.	7,355
70		Starwood Hotels & Resorts Worldwide, Inc.	4,202

			17,269

		Machinery-Diversified: 0.0%
20		Cummins, Inc.	1,407
20		Deere & Co.	1,343
120		Rockwell Automation, Inc.	6,796

			9,546

		Media: 0.2%
850	@	Comcast Corp.	28,713
30		Dow Jones & Co., Inc.	1,121
20		Gannett Co., Inc.	1,582
70		McGraw-Hill Cos., Inc.	6,108

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.2% (continued)
20		Meredith Corp.	$935
50		New York Times Co.	1,829
210		News Corp.	3,553
1,780	@	Time Warner, Inc.	31,238
50		Tribune Co.	1,994
640		Viacom, Inc.	22,291
770		Walt Disney Co.	22,122

			121,486

		Mining: 0.0%
50		Phelps Dodge Corp.	5,087

			5,087

		Miscellaneous Manufacturing: 0.4%
400		3M Co.	34,276
30		Cooper Industries Ltd.	2,146
120		Danaher Corp.	6,409
70		Dover Corp.	2,645
150		Eastman Kodak Co.	4,883
60		Eaton Corp.	3,924
4,080		General Electric Co.	147,124
320		Honeywell Intl., Inc.	11,907
120		Illinois Tool Works, Inc.	10,744
60	@@	Ingersoll-Rand Co. Ltd.	4,779
40		ITT Industries, Inc.	3,610
20		Pall Corp.	542
60		Textron, Inc.	4,477
750	@@	Tyco Intl., Ltd.	25,350

			262,816

		Office/Business Equipment: 0.0%
90		Pitney Bowes, Inc.	4,061
370	@	Xerox Corp.	5,605

			9,666

		Oil and Gas: 0.6%
50		Amerada Hess Corp.	4,811
130		Anadarko Petroleum Corp.	9,893
108		Apache Corp.	6,613
220		Burlington Resources, Inc.	11,015
1,170		ChevronTexaco Corp.	68,222
224		ConocoPhillips	24,156
200		Devon Energy Corp.	9,550
80		EOG Resources, Inc.	3,899
3,500		Exxon Mobil Corp.	208,599
50		Kerr-McGee Corp.	3,917
150		Marathon Oil Corp.	7,038
10		Noble Corp.	562
170		Occidental Petroleum Corp.	12,099
40		Sunoco, Inc.	4,141
100	@	Transocean, Inc.	5,146
110		Unocal Corp.	6,786
140		Valero Energy Corp.	10,258

			396,705

		Oil and Gas Services: 0.0%
120		Baker Hughes, Inc.	5,339
10		BJ Services Co.	519
150		Halliburton Co.	6,487
50	@	National-Oilwell, Inc.	2,335

			14,680

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
70		Ball Corp.	$2,903
50		Bemis Co.	1,556
70	@	Pactiv Corp.	1,635
40	@	Sealed Air Corp.	2,078

			8,172

		Pharmaceuticals: 0.4%
590		Abbott Laboratories	27,506
50		Allergan, Inc.	3,474
60		AmerisourceBergen Corp.	3,437
760		Bristol-Myers Squibb Co.	19,350
290		Cardinal Health, Inc.	16,182
290	@	Caremark Rx, Inc.	11,536
90		Eli Lilly & Co.	4,689
30	@	Express Scripts, Inc.	2,616
140	@	Forest Laboratories, Inc.	5,173
160	@	Gilead Sciences, Inc.	5,728
50	@	Hospira, Inc.	1,614
93	@	King Pharmaceuticals, Inc.	773
100	@	Medco Health Solutions, Inc.	4,957
830		Merck & Co., Inc.	26,867
2,872		Pfizer, Inc.	75,446
560		Schering-Plough Corp.	10,164
490		Wyeth	20,668

			240,180

		Pipelines: 0.0%
200		El Paso Corp.	2,116
20		Kinder Morgan, Inc.	1,514
170		Williams Cos., Inc.	3,198

			6,828

		Real Estate Investment Trusts: 0.0%
30		Apartment Investment & Management Co.	1,116
80		Archstone-Smith Trust	2,729
140		Equity Office Properties Trust	4,218
100		Equity Residential	3,221
80		Simon Property Group, Inc.	4,846

			16,130

		Retail: 0.4%
110	@	Autonation, Inc.	2,083
110	@	Bed Bath & Beyond, Inc.	4,019
210		Best Buy Co., Inc.	11,342
100		Circuit City Stores, Inc.	1,605
180		Costco Wholesale Corp.	7,952
150		CVS Corp.	7,893
100		Darden Restaurants, Inc.	3,068
50		Dillard’s, Inc.	1,345
70		Family Dollar Stores, Inc.	2,125
70		Federated Department Stores, Inc.	4,455
480		Gap, Inc.	10,483
840		Home Depot, Inc.	32,122
180		J.C. Penney Co., Inc. Holding Co.	9,346
150		Limited Brands, Inc.	3,645
290		Lowe’s Cos., Inc.	16,556
110		May Department Stores Co.	4,072
650		McDonald’s Corp.	20,241
50		Nordstrom, Inc.	2,769

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.4% (continued)
120	@	Office Depot, Inc.	$2,662
50		RadioShack Corp.	1,225
40	@	Sears Holdings Corp.	5,327
320		Staples, Inc.	10,058
150	@	Starbucks Corp.	7,749
350		Target Corp.	17,507
190		TJX Cos., Inc.	4,680
80	@	Toys R US, Inc.	2,061
1,300		Wal-Mart Stores, Inc.	65,142
670		Walgreen Co.	29,761
70		Wendy’s Intl., Inc.	2,733
110		Yum! Brands, Inc.	5,699

			299,725

		Savings and Loans: 0.0%
120		Golden West Financial Corp.	7,260
330		Washington Mutual, Inc.	13,035

			20,295

		Semiconductors: 0.2%
180	@	Altera Corp.	3,560
140		Analog Devices, Inc.	5,060
620	@	Applied Materials, Inc.	10,075
110	@	Broadcom Corp.	3,291
30	@	Freescale Semiconductor, Inc.	518
3,210		Intel Corp.	74,568
20	@	KLA-Tencor Corp.	920
110		Linear Technology Corp.	4,214
50		Maxim Integrated Products, Inc.	2,044
140		National Semiconductor Corp.	2,885
50	@	Novellus Systems, Inc.	1,337
60	@	Nvidia Corp.	1,426
40	@	QLogic Corp.	1,620
660		Texas Instruments, Inc.	16,823

			128,341

		Software: 0.3%
160		Adobe Systems, Inc.	10,747
90		Autodesk, Inc.	2,678
220		Automatic Data Processing, Inc.	9,889
140	@	BMC Software, Inc.	2,100
70	@	Citrix Systems, Inc.	1,667
221		Computer Associates Intl., Inc.	5,989
230	@	Compuware Corp.	1,656
120	@	Electronic Arts, Inc.	6,214
417		First Data Corp.	16,392
80	@	Fiserv, Inc.	3,184
80		IMS Health, Inc.	1,951
70	@	Intuit, Inc.	3,064
30	@	Mercury Interactive Corp.	1,421
3,870		Microsoft Corp.	93,539
120	@	Novell, Inc.	715
2,920	@	Oracle Corp.	36,443
120	@	Parametric Technology Corp.	671
210	@	Siebel Systems, Inc.	1,917
170	@	Veritas Software Corp.	3,947

			204,184

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.3%
140		Alltel Corp.	$7,679
376		AT&T Corp.	7,050
170	@	Avaya, Inc.	1,986
870		BellSouth Corp.	22,872
50		CenturyTel, Inc.	1,642
2,520	@	Cisco Systems, Inc.	45,083
160		Citizens Communications Co.	2,070
70	@	Comverse Technology, Inc.	1,765
200	@	Corning, Inc.	2,226
1,260		Motorola, Inc.	18,862
530	@	Nextel Communications, Inc.	15,063
630		QUALCOMM, Inc.	23,090
1,570		SBC Communications, Inc.	37,193
90		Scientific-Atlanta, Inc.	2,540
700		Sprint Corp.	15,925
250	@	Tellabs, Inc.	1,825
260		Verizon Communications, Inc.	9,230

			216,101

		Textiles: 0.0%
70		Cintas Corp.	2,892

			2,892

		Toys/Games/Hobbies: 0.0%
90		Hasbro, Inc.	1,841
150		Mattel, Inc.	3,202

			5,043

		Transportation: 0.1%
140		Burlington Northern Santa Fe Corp.	7,550
110		CSX Corp.	4,582
160		FedEx Corp.	15,032
150		Norfolk Southern Corp.	5,558
20		Ryder System, Inc.	834
90		Union Pacific Corp.	6,273
430		United Parcel Service, Inc.	31,277

			71,106

		Total Common Stock (Cost $3,989,892)	4,310,170

PORTFOLIO OF INVESTMENTS
ING GET Fund Series M	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 78.0%
		Federal Home Loan Bank: 33.4%
$25,000,000		3.860%, due 06/13/06		$23,874,751

				23,874,751

		Federal Home Loan Mortgage Corporation: 11.1%
2,538,000		3.660%, due 03/15/06		2,450,967
5,800,000		3.810%, due 07/15/06		5,524,871

				7,975,838

		Federal National Mortgage Association: 20.0%
15,000,000		3.830%, due 06/13/06		14,331,285

				14,331,285

		Other Agency Obligations: 13.5%
2,962,000		FICO STRIP, 3.660%, due 04/06/06		2,854,340
6,979,000		Tennessee Valley Authority, 3.580%, due 01/15/06		6,783,302

				9,637,642

		Total U.S. Government Agency Obligations
		(Cost $55,250,761)		55,819,516

U.S. TREASURY OBLIGATIONS: 5.5%
		U.S. Treasury STRIP: 5.5%
4,129,000		3.560%, due 05/15/06		3,970,000

		Total U.S. Treasury Obligations
		(Cost $4,003,690)		3,970,000

OTHER BONDS: 10.1%
		Sovereign: 10.1%
5,984,000		Israel Trust, 3.900%, due 05/15/06		5,729,530
1,560,000		Turkey Trust, 3.900%, due 05/15/06		1,493,661

		Total Other Bonds
		(Cost $7,199,746)		7,223,191

		Total Long-Term Investments
		(Cost $70,444,089)		71,322,877

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
333,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $333,026 to be received upon repurchase (Collateralized by $350,000 Federal National Mortgage Association, 3.375%, Market Value plus accrued interest $341,120, due 12/15/08).		333,000

		Total Short-Term Investments
		(Cost $333,000)		333,000

		Total Investments In Securities
		(Cost $70,777,089)*	100.1%	$71,655,877
		Other Assets and Liabilities—Net	(0.1)	(70,811)

		Net Assets	100.0%	$71,585,066

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $71,019,832.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$871,118
		Gross Unrealized Depreciation		(235,073)

		Net Unrealized Appreciation		$636,045

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 13.0%
		Advertising: 0.0%
170	@	Interpublic Group of Cos., Inc.	$2,088
150		Omnicom Group, Inc.	13,278

			15,366

		Aerospace/Defense: 0.2%
720		Boeing Co.	42,091
170		General Dynamics Corp.	18,199
20		Goodrich Corp.	766
90		L-3 Communications Holdings, Inc.	6,392
510		Lockheed Martin Corp.	31,141
310		Northrop Grumman Corp.	16,734
390		Raytheon Co.	15,093
200		Rockwell Collins, Inc.	9,518
420		United Technologies Corp.	42,696

			182,630

		Agriculture: 0.2%
1,780		Altria Group, Inc.	116,394
940		Archer-Daniels-Midland Co.	23,105
320		Monsanto Co.	20,640
120		Reynolds American, Inc.	9,671
140		UST, Inc.	7,238

			177,048

		Apparel: 0.1%
250	@	Coach, Inc.	14,158
100		Jones Apparel Group, Inc.	3,349
120		Liz Claiborne, Inc.	4,816
300		Nike, Inc.	24,992
40		Reebok Intl., Ltd.	1,772
140		VF Corp.	8,280

			57,367

		Auto Manufacturers: 0.1%
2,150		Ford Motor Co.	24,359
150		PACCAR, Inc.	10,859

			35,218

		Auto Parts and Equipment: 0.0%
150		Johnson Controls, Inc.	8,364

			8,364

		Banks: 0.8%
300		AmSouth Bancorporation	7,785
4,728		Bank of America Corp.	208,504
440		BB&T Corp.	17,195
220		Comerica, Inc.	12,118
100		Compass Bancshares, Inc.	4,540
90		Fifth Third Bancorp	3,868
100		First Horizon National Corp.	4,079
190		Huntington Bancshares, Inc.	4,541
450		KeyCorp	14,603
90		M & T Bank Corp.	9,185
180		Marshall & Ilsley Corp.	7,515
360		Mellon Financial Corp.	10,274
570		National City Corp.	19,095
380		North Fork Bancorp, Inc.	10,541
190		Northern Trust Corp.	8,254
240		PNC Financial Services Group, Inc.	12,355

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.8% (continued)
60		State Street Corp.	$2,623
290		SunTrust Banks, Inc.	20,900
274		Synovus Financial Corp.	7,634
650		The Bank of New York Co., Inc.	18,883
1,620		U.S. Bancorp	46,688
1,850		Wachovia Corp.	94,183
1,460		Wells Fargo & Co.	87,308
40		Zions Bancorporation	2,761

			635,432

		Beverages: 0.3%
690		Anheuser-Busch Cos., Inc.	32,699
120		Brown-Forman Corp.	6,570
2,640		Coca-Cola Co.	110,008
390		Coca-Cola Enterprises, Inc.	8,003
30		Molson Coors Brewing Co.	2,315
210		Pepsi Bottling Group, Inc.	5,849
1,420		PepsiCo, Inc.	75,303

			240,747

		Biotechnology: 0.1%
1,092	@	Amgen, Inc.	63,566
210	@	Genzyme Corp.	12,020

			75,586

		Building Materials: 0.1%
260		American Standard Cos., Inc.	12,085
390		Masco Corp.	13,521
150		Vulcan Materials Co.	8,525

			34,131

		Chemicals: 0.3%
200		Air Products & Chemicals, Inc.	12,658
80		Ashland, Inc.	5,398
1,120		Dow Chemical Co.	55,831
870		E.I. du Pont de Nemours & Co.	44,579
100		Eastman Chemical Co.	5,900
120		Ecolab, Inc.	3,966
100		Engelhard Corp.	3,003
110		International Flavors & Fragrances, Inc.	4,345
250		PPG Industries, Inc.	17,880
280		Praxair, Inc.	13,401
210		Rohm & Haas Co.	10,080
190		Sherwin-Williams Co.	8,358
60		Sigma-Aldrich Corp.	3,675

			189,074

		Commercial Services: 0.1%
30	@	Apollo Group, Inc.	2,222
840		Cendant Corp.	17,253
220		Equifax, Inc.	6,752
170		H&R Block, Inc.	8,599
440		McKesson Corp.	16,609
110		Moody’s Corp.	8,895
300		Paychex, Inc.	9,846
190		R.R. Donnelley & Sons Co.	6,008
130		Robert Half Intl., Inc.	3,505

			79,689

		Computers: 0.7%
1,180	@	Apple Computer, Inc.	49,171
160	@	Computer Sciences Corp.	7,336

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.7% (continued)
3,660	@	Dell, Inc.	$140,617
430		Electronic Data Systems Corp.	8,888
2,780	@	EMC Corp.	34,250
2,626		Hewlett-Packard Co.	57,614
1,940		International Business Machines Corp.	177,277
110	@	Lexmark Intl., Inc.	8,797
200	@	NCR Corp.	6,748
560	@	Network Appliance, Inc.	15,490
4,930	@	Sun Microsystems, Inc.	19,917
230	@	Sungard Data Systems, Inc.	7,935
420	@	Unisys Corp.	2,965

			537,005

		Cosmetics/Personal Care: 0.4%
105		Alberto-Culver Co.	5,025
410		Avon Products, Inc.	17,605
470		Colgate-Palmolive Co.	24,520
860		Gillette Co.	43,413
410		Kimberly-Clark Corp.	26,949
2,940		Procter & Gamble Co.	155,821

			273,333

		Distribution/Wholesale: 0.0%
180		Genuine Parts Co.	7,829
120		W.W. Grainger, Inc.	7,472

			15,301

		Diversified Financial Services: 0.9%
1,010		American Express Co.	51,883
150		Bear Stearns Cos., Inc.	14,985
210		Capital One Financial Corp.	15,702
200		Charles Schwab Corp.	2,102
250		CIT Group, Inc.	9,500
4,500		Citigroup, Inc.	202,229
698		Countrywide Financial Corp.	22,657
460	@	E*TRADE Financial Corp.	5,520
840		Fannie Mae	45,738
40		Federated Investors, Inc.	1,132
210		Franklin Resources, Inc.	14,417
600		Freddie Mac	37,920
400		Goldman Sachs Group, Inc.	43,996
310		Lehman Brothers Holdings, Inc.	29,190
1,040		MBNA Corp.	25,532
810		Merrill Lynch & Co., Inc.	45,846
930		Morgan Stanley	53,242
450	@	Providian Financial Corp.	7,722
350		SLM Corp.	17,444
110		T. Rowe Price Group, Inc.	6,532

			653,289

		Electric: 0.4%
760	@	AES Corp.	12,449
170		Ameren Corp.	8,332
320		American Electric Power Co., Inc.	10,899
240		CenterPoint Energy, Inc.	2,887
160		Cinergy Corp.	6,483
200		Consolidated Edison, Inc.	8,436
200		Constellation Energy Group, Inc.	10,340
280		Dominion Resources, Inc.	20,840

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.4% (continued)
150		DTE Energy Co.	$6,822
1,090		Duke Energy Corp.	30,532
370		Edison Intl.	12,846
190		Entergy Corp.	13,425
590		Exelon Corp.	27,075
280		FirstEnergy Corp.	11,746
300		FPL Group, Inc.	12,045
260		NiSource, Inc.	5,925
320		PG&E Corp.	10,912
210		PPL Corp.	11,338
40		Progress Energy, Inc.	1,678
40		Public Service Enterprise Group, Inc.	2,176
630		Southern Co.	20,053
190		TECO Energy, Inc.	2,979
280		TXU Corp.	22,296
70		Xcel Energy, Inc.	1,203

			273,717

		Electrical Components and Equipment: 0.0%
360		Emerson Electric Co.	23,375

			23,375

		Electronics: 0.1%
390	@	Agilent Technologies, Inc.	8,659
180		Applera Corp. — Applied Biosystems Group	3,553
20	@	Fisher Scientific Intl., Inc.	1,138
170	@	Jabil Circuit, Inc.	4,848
100		Parker Hannifin Corp.	6,092
100		PerkinElmer, Inc.	2,063
920	@	Solectron Corp.	3,192
120		Tektronix, Inc.	2,944
190	@	Thermo Electron Corp.	4,805
100	@	Waters Corp.	3,579

			40,873

		Engineering and Construction: 0.0%
30		Fluor Corp.	1,663

			1,663

		Environmental Control: 0.0%
470		Waste Management, Inc.	13,560

			13,560

		Food: 0.2%
70		Albertson’s, Inc.	1,446
350		Campbell Soup Co.	10,157
420		ConAgra Foods, Inc.	11,348
310		General Mills, Inc.	15,236
280		H.J. Heinz Co.	10,315
190		Hershey Foods Corp.	11,487
330		Kellogg Co.	14,279
630	@	Kroger Co.	10,099
180		McCormick & Co., Inc.	6,197
390	@	Safeway, Inc.	7,227
630		Sara Lee Corp.	13,961
190		SUPERVALU, Inc.	6,337
200		Wm. Wrigley Jr. Co.	13,114

			131,203

		Forest Products and Paper: 0.1%
50		Georgia-Pacific Corp.	1,775
410		International Paper Co.	15,083

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1% (continued)
140		Louisiana-Pacific Corp.	$3,520
240		MeadWestvaco Corp.	7,637
200		Plum Creek Timber Co., Inc.	7,140
60		Temple-Inland, Inc.	4,353
220		Weyerhaeuser Co.	15,070

			54,578

		Gas: 0.0%
130		KeySpan Corp.	5,066
330		Sempra Energy	13,147

			18,213

		Hand/Machine Tools: 0.0%
110		Black & Decker Corp.	8,689
80		Snap-On, Inc.	2,543
110		Stanley Works	4,980

			16,212

		Healthcare-Products: 0.5%
80		Bausch & Lomb, Inc.	5,864
200		Baxter Intl., Inc.	6,796
360		Becton Dickinson & Co.	21,031
200		Biomet, Inc.	7,260
730	@	Boston Scientific Corp.	21,382
120		C.R. Bard, Inc.	8,170
280		Guidant Corp.	20,692
3,010		Johnson & Johnson	202,151
1,040		Medtronic, Inc.	52,988
300	@	St. Jude Medical, Inc.	10,800
60		Stryker Corp.	2,677
220	@	Zimmer Holdings, Inc.	17,118

			376,929

		Healthcare-Services: 0.3%
420		Aetna, Inc.	31,479
230	@	Humana, Inc.	7,346
120	@	Laboratory Corp. of America Holdings	5,784
120		Manor Care, Inc.	4,363
90		Quest Diagnostics, Inc.	9,462
980		UnitedHealth Group, Inc.	93,473
440	@	WellPoint, Inc.	55,154

			207,061

		Home Furnishings: 0.0%
150		Leggett & Platt, Inc.	4,332
70		Whirlpool Corp.	4,741

			9,073

		Household Products/Wares: 0.0%
140		Avery Dennison Corp.	8,670
220		Clorox Co.	13,858
120		Fortune Brands, Inc.	9,676

			32,204

		Housewares: 0.0%
340		Newell Rubbermaid, Inc.	7,460

			7,460

		Insurance: 0.7%
300	@@	ACE Ltd.	12,381
420		AFLAC, Inc.	15,649
580		Allstate Corp.	31,355
90		AMBAC Financial Group, Inc.	6,728

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.7% (continued)
2,860		American Intl. Group, Inc.	$158,472
280		AON Corp.	6,395
280		Chubb Corp.	22,196
190		CIGNA Corp.	16,967
129		Cincinnati Financial Corp.	5,626
260		Hartford Financial Services Group, Inc.	17,826
120		Jefferson-Pilot Corp.	5,886
190		Lincoln National Corp.	8,577
270		Loews Corp.	19,856
130		MBIA, Inc.	6,796
1,100		MetLife, Inc.	43,009
120		MGIC Investment Corp.	7,400
350		Principal Financial Group	13,472
230		Progressive Corp.	21,105
590		Prudential Financial, Inc.	33,865
160		Safeco Corp.	7,794
560		St. Paul Travelers Cos., Inc.	20,569
80		Torchmark Corp.	4,176
280		UnumProvident Corp.	4,766
200	@@	XL Capital Ltd.	14,474

			505,340

		Internet: 0.1%
1,050	@	eBay, Inc.	39,123
1,050	@	Symantec Corp.	22,397
1,190	@	Yahoo!, Inc.	40,341

			101,861

		Iron/Steel: 0.0%
130		Nucor Corp.	7,483
160		United States Steel Corp.	8,136

			15,619

		Leisure Time: 0.1%
120		Brunswick Corp.	5,622
520		Carnival Corp.	26,941
260		Harley-Davidson, Inc.	15,018
180		Sabre Holdings Corp.	3,938

			51,519

		Lodging: 0.1%
90		Harrah’s Entertainment, Inc.	5,812
300		Hilton Hotels Corp.	6,705
260		Marriott Intl., Inc.	17,384
160		Starwood Hotels & Resorts Worldwide, Inc.	9,605

			39,506

		Machinery-Diversified: 0.0%
60		Cummins, Inc.	4,221
40		Deere & Co.	2,685
260		Rockwell Automation, Inc.	14,727

			21,633

		Media: 0.4%
1,920	@	Comcast Corp.	64,858
50		Gannett Co., Inc.	3,954
170		McGraw-Hill Cos., Inc.	14,833
30		Meredith Corp.	1,403
30		New York Times Co.	1,097
470		News Corp.	7,952
3,950	@	Time Warner, Inc.	69,323

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.4% (continued)
60		Tribune Co.	$2,392
1,470		Viacom, Inc.	51,200
1,780		Walt Disney Co.	51,139

			268,151

		Mining: 0.0%
80		Phelps Dodge Corp.	8,138

			8,138

		Miscellaneous Manufacturing: 0.8%
900		3M Co.	77,120
100		Cooper Industries Ltd.	7,152
250		Danaher Corp.	13,353
170		Dover Corp.	6,424
320		Eastman Kodak Co.	10,416
120		Eaton Corp.	7,848
9,170		General Electric Co.	330,669
690		Honeywell Intl., Inc.	25,675
260		Illinois Tool Works, Inc.	23,278
150	@@	Ingersoll-Rand Co. Ltd.	11,948
100		ITT Industries, Inc.	9,024
140		Pall Corp.	3,797
170		Textron, Inc.	12,685
1,730	@@	Tyco Intl., Ltd.	58,474

			597,863

		Office/Business Equipment: 0.0%
190		Pitney Bowes, Inc.	8,573
820	@	Xerox Corp.	12,423

			20,996

		Oil and Gas: 1.2%
80		Amerada Hess Corp.	7,697
240		Anadarko Petroleum Corp.	18,264
250		Apache Corp.	15,308
510		Burlington Resources, Inc.	25,536
2,560		ChevronTexaco Corp.	149,273
511		ConocoPhillips	55,106
460		Devon Energy Corp.	21,965
180		EOG Resources, Inc.	8,773
7,900		Exxon Mobil Corp.	470,839
110		Kerr-McGee Corp.	8,616
340		Marathon Oil Corp.	15,953
20		Noble Corp.	1,124
390		Occidental Petroleum Corp.	27,756
90		Sunoco, Inc.	9,317
240	@	Transocean, Inc.	12,350
250		Unocal Corp.	15,423
310		Valero Energy Corp.	22,714

			886,014

		Oil and Gas Services: 0.0%
250		Baker Hughes, Inc.	11,123
20		BJ Services Co.	1,038
340		Halliburton Co.	14,704
120	@	National-Oilwell, Inc.	5,604

			32,469

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
100		Ball Corp.	$4,148
180		Bemis Co.	5,602
120	@	Pactiv Corp.	2,802
80	@	Sealed Air Corp.	4,155

			16,707

		Pharmaceuticals: 0.7%
1,330		Abbott Laboratories	62,005
140		Allergan, Inc.	9,726
120		AmerisourceBergen Corp.	6,875
1,710		Bristol-Myers Squibb Co.	43,537
620		Cardinal Health, Inc.	34,596
640	@	Caremark Rx, Inc.	25,459
200		Eli Lilly & Co.	10,420
100	@	Express Scripts, Inc.	8,719
330	@	Forest Laboratories, Inc.	12,194
350	@	Gilead Sciences, Inc.	12,530
180	@	Hospira, Inc.	5,809
80	@	King Pharmaceuticals, Inc.	665
240	@	Medco Health Solutions, Inc.	11,897
1,930		Merck & Co., Inc.	62,473
6,520		Pfizer, Inc.	171,279
1,270		Schering-Plough Corp.	23,051
1,160		Wyeth	48,929

			550,164

		Pipelines: 0.0%
640		El Paso Corp.	6,771
80		Kinder Morgan, Inc.	6,056
420		Williams Cos., Inc.	7,900

			20,727

		Real Estate Investment Trusts: 0.1%
80		Apartment Investment & Management Co.	2,976
180		Archstone-Smith Trust	6,140
330		Equity Office Properties Trust	9,943
230		Equity Residential	7,408
180		Simon Property Group, Inc.	10,904

			37,371

		Retail: 0.9%
240	@	Autonation, Inc.	4,546
230	@	Bed Bath & Beyond, Inc.	8,404
470		Best Buy Co., Inc.	25,385
130		Circuit City Stores, Inc.	2,087
410		Costco Wholesale Corp.	18,114
330		CVS Corp.	17,365
200		Darden Restaurants, Inc.	6,136
150		Family Dollar Stores, Inc.	4,554
140		Federated Department Stores, Inc.	8,910
1,090		Gap, Inc.	23,806
1,900		Home Depot, Inc.	72,655
410		J.C. Penney Co., Inc. Holding Co.	21,287
340		Limited Brands, Inc.	8,262
680		Lowe’s Cos., Inc.	38,821
250		May Department Stores Co.	9,255
1,480		McDonald’s Corp.	46,087
100		Nordstrom, Inc.	5,538
370	@	Office Depot, Inc.	8,207

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.9% (continued)
120		RadioShack Corp.	$2,940
80	@	Sears Holdings Corp.	10,654
730		Staples, Inc.	22,944
340	@	Starbucks Corp.	17,564
790		Target Corp.	39,516
400		TJX Cos., Inc.	9,852
320	@	Toys R US, Inc.	8,243
2,920		Wal-Mart Stores, Inc.	146,320
1,510		Walgreen Co.	67,074
180		Wendy’s Intl., Inc.	7,027
230		Yum! Brands, Inc.	11,916

			673,469

		Savings and Loans: 0.1%
240		Golden West Financial Corp.	14,520
700		Washington Mutual, Inc.	27,650

			42,170

		Semiconductors: 0.4%
290	@	Altera Corp.	5,736
330		Analog Devices, Inc.	11,926
1,390	@	Applied Materials, Inc.	22,588
250	@	Broadcom Corp.	7,480
71	@	Freescale Semiconductor, Inc.	1,225
7,250		Intel Corp.	168,418
40	@	KLA-Tencor Corp.	1,840
250		Linear Technology Corp.	9,578
120		Maxim Integrated Products, Inc.	4,904
330		National Semiconductor Corp.	6,801
120	@	Novellus Systems, Inc.	3,208
140	@	Nvidia Corp.	3,326
80	@	QLogic Corp.	3,240
1,500		Texas Instruments, Inc.	38,235

			288,505

		Software: 0.6%
270		Adobe Systems, Inc.	18,136
280		Autodesk, Inc.	8,333
470		Automatic Data Processing, Inc.	21,127
320	@	BMC Software, Inc.	4,800
120	@	Citrix Systems, Inc.	2,858
474		Computer Associates Intl., Inc.	12,845
470	@	Compuware Corp.	3,384
270	@	Electronic Arts, Inc.	13,981
933		First Data Corp.	36,676
170	@	Fiserv, Inc.	6,766
250		IMS Health, Inc.	6,098
150	@	Intuit, Inc.	6,566
80	@	Mercury Interactive Corp.	3,790
8,730		Microsoft Corp.	211,003
460	@	Novell, Inc.	2,742
6,590	@	Oracle Corp.	82,243
370	@	Siebel Systems, Inc.	3,378
360	@	Veritas Software Corp.	8,359

			453,085

		Telecommunications: 0.7%
350		Alltel Corp.	19,198
860		AT&T Corp.	16,125

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.7% (continued)
470	@	Avaya, Inc.	$5,490
1,960		BellSouth Corp.	51,528
170		CenturyTel, Inc.	5,583
5,660	@	Cisco Systems, Inc.	101,257
360		Citizens Communications Co.	4,658
170	@	Comverse Technology, Inc.	4,287
460	@	Corning, Inc.	5,120
2,850		Motorola, Inc.	42,665
1,210	@	Nextel Communications, Inc.	34,388
1,420		QUALCOMM, Inc.	52,043
3,540		SBC Communications, Inc.	83,863
220		Scientific-Atlanta, Inc.	6,208
1,580		Sprint Corp.	35,945
460	@	Tellabs, Inc.	3,358
590		Verizon Communications, Inc.	20,945

			492,661

		Textiles: 0.0%
180		Cintas Corp.	7,436

			7,436

		Toys/Games/Hobbies: 0.0%
150		Hasbro, Inc.	3,068
500		Mattel, Inc.	10,675

			13,743

		Transportation: 0.2%
330		Burlington Northern Santa Fe Corp.	17,797
250		CSX Corp.	10,413
360		FedEx Corp.	33,822
440		Norfolk Southern Corp.	16,302
60		Ryder System, Inc.	2,502
210		Union Pacific Corp.	14,637
960		United Parcel Service, Inc.	69,830

			165,303

		Total Common Stock (Cost $8,988,452)	9,726,151

PORTFOLIO OF INVESTMENTS
ING GET Fund Series N	as of March 31, 2005 (Unaudited) (continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 5.4%
		Diversified Financial Services: 5.4%
$4,000,000		General Electric Capital Corp., 5.000%, due 06/15/07		$4,061,996

		Total Corporate Bonds/Notes
		(Cost $4,100,182)		4,061,996

U.S. GOVERNMENT AGENCY OBLIGATIONS: 69.5%
		Federal Home Loan Bank: 37.9%
30,000,000		3.980%, due 09/15/06		28,330,770

				28,330,770

		Federal Home Loan Mortgage Corporation: 19.0%
5,000,000		3.810%, due 07/15/06		4,762,820
6,250,000		3.810%, due 07/15/06		5,953,525
3,750,000		4.040%, due 01/15/07		3,493,515

				14,209,860

		Federal National Mortgage Association: 12.6%
10,000,000		3.930%, due 09/15/06		9,450,120

				9,450,120

		Total U.S. Government Agency Obligations
		(Cost $51,893,852)		51,990,750

U.S. TREASURY OBLIGATIONS: 11.3%
		U.S. Treasury STRIP: 11.3%
4,420,000		3.560%, due 05/15/06		4,249,795
4,415,000		3.720%, due 11/15/06		4,160,078

		Total U.S. Treasury Obligations
		(Cost $8,435,620)		8,409,873

		Total Long-Term Investments
		(Cost $73,418,106)		74,188,770

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
602,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $602,048 to be received upon repurchase (Collateralized by $625,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $618,224, due 11/15/07).		602,000

		Total Short-Term Investments
		(Cost $602,000)		602,000

		Total Investments In Securities
		(Cost $74,020,106)*	100.0%	$74,790,770
		Other Assets and Liabilities—Net	0.0%	(8,889)

		Net Assets	100.0%	$74,781,881

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $74,255,435.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,044,876
		Gross Unrealized Depreciation		(509,541)

		Net Unrealized Appreciation		$535,335

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 11.6%
		Advertising: 0.0%
530	@	Interpublic Group of Cos., Inc.	$6,508
230		Omnicom Group, Inc.	20,360

			26,868

		Aerospace/Defense: 0.2%
1,050		Boeing Co.	61,383
260		General Dynamics Corp.	27,833
40		Goodrich Corp.	1,532
120		L-3 Communications Holdings, Inc.	8,522
750		Lockheed Martin Corp.	45,795
480		Northrop Grumman Corp.	25,910
570		Raytheon Co.	22,059
210		Rockwell Collins, Inc.	9,994
630		United Technologies Corp.	64,046

			267,074

		Agriculture: 0.2%
2,590		Altria Group, Inc.	169,360
1,370		Archer-Daniels-Midland Co.	33,675
470		Monsanto Co.	30,315
160		Reynolds American, Inc.	12,894
200		UST, Inc.	10,340

			256,584

		Apparel: 0.1%
420	@	Coach, Inc.	23,785
260		Jones Apparel Group, Inc.	8,707
210		Liz Claiborne, Inc.	8,427
440		Nike, Inc.	36,657
100		Reebok Intl., Ltd.	4,430
200		VF Corp.	11,828

			93,834

		Auto Manufacturers: 0.0%
3,120		Ford Motor Co.	35,349
227		PACCAR, Inc.	16,433

			51,782

		Auto Parts and Equipment: 0.0%
240		Johnson Controls, Inc.	13,382

			13,382

		Banks: 0.8%
420		AmSouth Bancorporation	10,899
6,834		Bank of America Corp.	301,378
700		BB&T Corp.	27,356
300		Comerica, Inc.	16,524
140		Compass Bancshares, Inc.	6,356
120		Fifth Third Bancorp	5,158
190		First Horizon National Corp.	7,750
50		Huntington Bancshares, Inc.	1,195
690		KeyCorp	22,391
140		M & T Bank Corp.	14,288
280		Marshall & Ilsley Corp.	11,690
520		Mellon Financial Corp.	14,841
840		National City Corp.	28,140
560		North Fork Bancorp, Inc.	15,534
280		Northern Trust Corp.	12,163
350		PNC Financial Services Group, Inc.	18,018

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 0.8% (continued)
90		State Street Corp.	$3,935
440		SunTrust Banks, Inc.	31,711
407		Synovus Financial Corp.	11,339
940		The Bank of New York Co., Inc.	27,307
2,290		U.S. Bancorp	65,998
2,678		Wachovia Corp.	136,337
2,130		Wells Fargo & Co.	127,374
110		Zions Bancorporation	7,592

			925,274

		Beverages: 0.3%
1,000		Anheuser-Busch Cos., Inc.	47,390
160		Brown-Forman Corp.	8,760
3,820		Coca-Cola Co.	159,180
550		Coca-Cola Enterprises, Inc.	11,286
60		Molson Coors Brewing Co.	4,630
280		Pepsi Bottling Group, Inc.	7,798
2,140		PepsiCo, Inc.	113,484

			352,528

		Biotechnology: 0.1%
1,584	@	Amgen, Inc.	92,205
300	@	Genzyme Corp.	17,172
80	@	Millipore Corp.	3,472

			112,849

		Building Materials: 0.0%
330		American Standard Cos., Inc.	15,338
570		Masco Corp.	19,762
120		Vulcan Materials Co.	6,820

			41,920

		Chemicals: 0.2%
280		Air Products & Chemicals, Inc.	17,721
140		Ashland, Inc.	9,446
1,620		Dow Chemical Co.	80,757
1,260		E.I. du Pont de Nemours & Co.	64,562
150		Eastman Chemical Co.	8,850
130		Ecolab, Inc.	4,297
190		Engelhard Corp.	5,706
110		International Flavors & Fragrances, Inc.	4,345
390		PPG Industries, Inc.	27,893
420		Praxair, Inc.	20,101
290		Rohm & Haas Co.	13,920
160		Sherwin-Williams Co.	7,038
100		Sigma-Aldrich Corp.	6,125

			270,761

		Commercial Services: 0.1%
50	@	Apollo Group, Inc.	3,703
1,320		Cendant Corp.	27,112
210		Equifax, Inc.	6,445
270		H&R Block, Inc.	13,657
640		McKesson Corp.	24,160
170		Moody’s Corp.	13,746
440		Paychex, Inc.	14,441
250		R.R. Donnelley & Sons Co.	7,905
230		Robert Half Intl., Inc.	6,201

			117,370

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.6%
1,700	@	Apple Computer, Inc.	$70,839
240	@	Computer Sciences Corp.	11,004
5,300	@	Dell, Inc.	203,626
640		Electronic Data Systems Corp.	13,229
4,030	@	EMC Corp.	49,650
3,729		Hewlett-Packard Co.	81,814
2,750		International Business Machines Corp.	251,294
160	@	Lexmark Intl., Inc.	12,795
220	@	NCR Corp.	7,423
810	@	Network Appliance, Inc.	22,405
7,080	@	Sun Microsystems, Inc.	28,603
370	@	Sungard Data Systems, Inc.	12,765
460	@	Unisys Corp.	3,248

			768,695

		Cosmetics/Personal Care: 0.3%
135		Alberto-Culver Co.	6,461
600		Avon Products, Inc.	25,764
670		Colgate-Palmolive Co.	34,954
1,240		Gillette Co.	62,595
590		Kimberly-Clark Corp.	38,781
4,260		Procter & Gamble Co.	225,780

			394,335

		Distribution/Wholesale: 0.0%
220		Genuine Parts Co.	9,567
150		W.W. Grainger, Inc.	9,341

			18,908

		Diversified Financial Services: 0.8%
1,460		American Express Co.	75,000
240		Bear Stearns Cos., Inc.	23,976
300		Capital One Financial Corp.	22,431
280		Charles Schwab Corp.	2,943
360		CIT Group, Inc.	13,680
6,520		Citigroup, Inc.	293,008
998		Countrywide Financial Corp.	32,395
750	@	E*TRADE Financial Corp.	9,000
1,190		Fannie Mae	64,796
50		Federated Investors, Inc.	1,416
310		Franklin Resources, Inc.	21,282
840		Freddie Mac	53,088
600		Goldman Sachs Group, Inc.	65,994
440		Lehman Brothers Holdings, Inc.	41,430
1,585		MBNA Corp.	38,912
1,170		Merrill Lynch & Co., Inc.	66,222
1,340		Morgan Stanley	76,714
670	@	Providian Financial Corp.	11,497
550		SLM Corp.	27,412
160		T. Rowe Price Group, Inc.	9,501

			950,697

		Electric: 0.3%
1,110	@	AES Corp.	18,182
250		Ameren Corp.	12,253
520		American Electric Power Co., Inc.	17,711
360		CenterPoint Energy, Inc.	4,331
240		Cinergy Corp.	9,725
320		Consolidated Edison, Inc.	13,498

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.3% (continued)
300		Constellation Energy Group, Inc.	$15,510
420		Dominion Resources, Inc.	31,261
220		DTE Energy Co.	10,006
1,580		Duke Energy Corp.	44,255
420		Edison Intl.	14,582
280		Entergy Corp.	19,785
860		Exelon Corp.	39,465
420		FirstEnergy Corp.	17,619
460		FPL Group, Inc.	18,469
380		NiSource, Inc.	8,660
510		PG&E Corp.	17,391
240		PPL Corp.	12,958
60		Progress Energy, Inc.	2,517
60		Public Service Enterprise Group, Inc.	3,263
910		Southern Co.	28,965
400		TXU Corp.	31,852
110		Xcel Energy, Inc.	1,890

			394,148

		Electrical Components and Equipment: 0.0%
520		Emerson Electric Co.	33,764

			33,764

		Electronics: 0.1%
580	@	Agilent Technologies, Inc.	12,877
210		Applera Corp. — Applied Biosystems Group	4,145
20	@	Fisher Scientific Intl., Inc.	1,138
240	@	Jabil Circuit, Inc.	6,845
140		Parker Hannifin Corp.	8,529
140		PerkinElmer, Inc.	2,888
1,320	@	Solectron Corp.	4,580
130		Tektronix, Inc.	3,189
300	@	Thermo Electron Corp.	7,587
130	@	Waters Corp.	4,653

			56,431

		Engineering and Construction: 0.0%
20		Fluor Corp.	1,109

			1,109

		Environmental Control: 0.0%
720		Waste Management, Inc.	20,772

			20,772

		Food: 0.2%
100		Albertson’s, Inc.	2,065
500		Campbell Soup Co.	14,510
670		ConAgra Foods, Inc.	18,103
460		General Mills, Inc.	22,608
440		H.J. Heinz Co.	16,210
280		Hershey Foods Corp.	16,929
500		Kellogg Co.	21,635
920	@	Kroger Co.	14,748
160		McCormick & Co., Inc.	5,509
580	@	Safeway, Inc.	10,747
990		Sara Lee Corp.	21,938
190		SUPERVALU, Inc.	6,337
270		Wm. Wrigley Jr. Co.	17,704

			189,043

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
60		Georgia-Pacific Corp.	$2,129
620		International Paper Co.	22,810
200		Louisiana-Pacific Corp.	5,028
400		MeadWestvaco Corp.	12,728
230		Plum Creek Timber Co., Inc.	8,211
100		Temple-Inland, Inc.	7,255
320		Weyerhaeuser Co.	21,920

			80,081

		Gas: 0.0%
190		KeySpan Corp.	7,404
410		Sempra Energy	16,335

			23,739

		Hand/Machine Tools: 0.0%
150		Black & Decker Corp.	11,849
100		Snap-On, Inc.	3,179
130		Stanley Works	5,885

			20,913

		Healthcare-Products: 0.5%
70		Bausch & Lomb, Inc.	5,131
300		Baxter Intl., Inc.	10,194
520		Becton Dickinson & Co.	30,378
290		Biomet, Inc.	10,527
1,010	@	Boston Scientific Corp.	29,583
120		C.R. Bard, Inc.	8,170
400		Guidant Corp.	29,560
4,410		Johnson & Johnson	296,176
1,480		Medtronic, Inc.	75,406
420	@	St. Jude Medical, Inc.	15,120
100		Stryker Corp.	4,461
310	@	Zimmer Holdings, Inc.	24,121

			538,827

		Healthcare-Services: 0.2%
640		Aetna, Inc.	47,968
280	@	Humana, Inc.	8,943
180	@	Laboratory Corp. of America Holdings	8,676
80		Manor Care, Inc.	2,909
140		Quest Diagnostics, Inc.	14,718
1,360		UnitedHealth Group, Inc.	129,717
610	@	WellPoint, Inc.	76,464

			289,395

		Home Furnishings: 0.0%
270		Leggett & Platt, Inc.	7,798
80		Whirlpool Corp.	5,418

			13,216

		Household Products/Wares: 0.0%
100		Avery Dennison Corp.	6,193
270		Clorox Co.	17,007
170		Fortune Brands, Inc.	13,707

			36,907

		Housewares: 0.0%
360		Newell Rubbermaid, Inc.	7,898

			7,898

		Insurance: 0.6%
350	@@	ACE Ltd.	14,445
630		AFLAC, Inc.	23,474

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.6% (continued)
850		Allstate Corp.	$45,951
130		AMBAC Financial Group, Inc.	9,718
4,400		American Intl. Group, Inc.	243,803
400		AON Corp.	9,136
400		Chubb Corp.	31,708
290		CIGNA Corp.	25,897
220		Cincinnati Financial Corp.	9,594
380		Hartford Financial Services Group, Inc.	26,053
170		Jefferson-Pilot Corp.	8,339
290		Lincoln National Corp.	13,091
330		Loews Corp.	24,268
200		MBIA, Inc.	10,456
1,600		MetLife, Inc.	62,559
150		MGIC Investment Corp.	9,251
510		Principal Financial Group	19,630
330		Progressive Corp.	30,281
850		Prudential Financial, Inc.	48,790
240		Safeco Corp.	11,690
800		St. Paul Travelers Cos., Inc.	29,384
160		Torchmark Corp.	8,352
400		UnumProvident Corp.	6,808
220	@@	XL Capital Ltd.	15,921

			738,599

		Internet: 0.1%
1,520	@	eBay, Inc.	56,635
1,520	@	Symantec Corp.	32,422
1,620	@	Yahoo!, Inc.	54,918

			143,975

		Iron/Steel: 0.0%
200		Nucor Corp.	11,512
270		United States Steel Corp.	13,730

			25,242

		Leisure Time: 0.1%
110		Brunswick Corp.	5,154
770		Carnival Corp.	39,893
380		Harley-Davidson, Inc.	21,949
160		Sabre Holdings Corp.	3,501

			70,497

		Lodging: 0.1%
130		Harrah’s Entertainment, Inc.	8,395
440		Hilton Hotels Corp.	9,834
370		Marriott Intl., Inc.	24,739
260		Starwood Hotels & Resorts Worldwide, Inc.	15,608

			58,576

		Machinery-Diversified: 0.0%
100		Cummins, Inc.	7,035
60		Deere & Co.	4,028
390		Rockwell Automation, Inc.	22,089

			33,152

		Media: 0.3%
2,800	@	Comcast Corp.	94,584
60		Gannett Co., Inc.	4,745
240		McGraw-Hill Cos., Inc.	20,940
50		Meredith Corp.	2,338
30		New York Times Co.	1,097

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.3% (continued)
680		News Corp.	$11,506
5,790	@	Time Warner, Inc.	101,614
150		Tribune Co.	5,981
2,130		Viacom, Inc.	74,188
2,480		Walt Disney Co.	71,250

			388,243

		Mining: 0.0%
150		Phelps Dodge Corp.	15,260

			15,260

		Miscellaneous Manufacturing: 0.7%
1,310		3M Co.	112,254
130		Cooper Industries Ltd.	9,298
380		Danaher Corp.	20,296
240		Dover Corp.	9,070
350		Eastman Kodak Co.	11,393
180		Eaton Corp.	11,772
13,280		General Electric Co.	478,877
1,040		Honeywell Intl., Inc.	38,698
380		Illinois Tool Works, Inc.	34,021
210	@@	Ingersoll-Rand Co. Ltd.	16,727
110		ITT Industries, Inc.	9,926
160		Pall Corp.	4,339
220		Textron, Inc.	16,416
2,490	@@	Tyco Intl., Ltd.	84,162

			857,249

		Office/Business Equipment: 0.0%
290		Pitney Bowes, Inc.	13,085
1,190	@	Xerox Corp.	18,028

			31,113

		Oil and Gas: 1.1%
120		Amerada Hess Corp.	11,545
350		Anadarko Petroleum Corp.	26,635
404		Apache Corp.	24,737
780		Burlington Resources, Inc.	39,055
3,720		ChevronTexaco Corp.	216,913
741		ConocoPhillips	79,909
660		Devon Energy Corp.	31,515
320		EOG Resources, Inc.	15,597
11,470		Exxon Mobil Corp.	683,612
200		Kerr-McGee Corp.	15,666
500		Marathon Oil Corp.	23,460
130		Noble Corp.	7,307
570		Occidental Petroleum Corp.	40,567
110		Sunoco, Inc.	11,387
340	@	Transocean, Inc.	17,496
390		Unocal Corp.	24,059
520		Valero Energy Corp.	38,100

			1,307,560

		Oil and Gas Services: 0.0%
400		Baker Hughes, Inc.	17,796
40		BJ Services Co.	2,075
500		Halliburton Co.	21,625
180	@	National-Oilwell, Inc.	8,406

			49,902

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
220		Ball Corp.	$9,126
220		Bemis Co.	6,846
300	@	Pactiv Corp.	7,005
100	@	Sealed Air Corp.	5,194

			28,171

		Pharmaceuticals: 0.7%
1,940		Abbott Laboratories	90,443
160		Allergan, Inc.	11,115
120		AmerisourceBergen Corp.	6,875
2,370		Bristol-Myers Squibb Co.	60,340
900		Cardinal Health, Inc.	50,220
940	@	Caremark Rx, Inc.	37,393
290		Eli Lilly & Co.	15,109
140	@	Express Scripts, Inc.	12,207
470	@	Forest Laboratories, Inc.	17,367
520	@	Gilead Sciences, Inc.	18,616
200	@	Hospira, Inc.	6,454
380	@	King Pharmaceuticals, Inc.	3,158
337	@	Medco Health Solutions, Inc.	16,705
2,710		Merck & Co., Inc.	87,723
9,422		Pfizer, Inc.	247,515
1,840		Schering-Plough Corp.	33,396
1,650		Wyeth	69,597

			784,233

		Pipelines: 0.0%
680		El Paso Corp.	7,194
70		Kinder Morgan, Inc.	5,299
680		Williams Cos., Inc.	12,791

			25,284

		Real Estate Investment Trusts: 0.1%
120		Apartment Investment & Management Co.	4,464
260		Archstone-Smith Trust	8,869
480		Equity Office Properties Trust	14,462
340		Equity Residential	10,951
260		Simon Property Group, Inc.	15,751

			54,497

		Retail: 0.8%
360	@	Autonation, Inc.	6,818
380	@	Bed Bath & Beyond, Inc.	13,885
680		Best Buy Co., Inc.	36,727
350		Circuit City Stores, Inc.	5,618
600		Costco Wholesale Corp.	26,508
480		CVS Corp.	25,258
350		Darden Restaurants, Inc.	10,738
220		Family Dollar Stores, Inc.	6,679
210		Federated Department Stores, Inc.	13,364
1,580		Gap, Inc.	34,507
2,750		Home Depot, Inc.	105,159
590		J.C. Penney Co., Inc. Holding Co.	30,633
480		Limited Brands, Inc.	11,664
950		Lowe’s Cos., Inc.	54,236
360		May Department Stores Co.	13,327
2,140		McDonald’s Corp.	66,640
160		Nordstrom, Inc.	8,861
520	@	Office Depot, Inc.	11,534

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 0.8% (continued)
80		RadioShack Corp.	$1,960
120	@	Sears Holdings Corp.	15,980
1,060		Staples, Inc.	33,316
510	@	Starbucks Corp.	26,347
1,120		Target Corp.	56,022
620		TJX Cos., Inc.	15,271
440	@	Toys R US, Inc.	11,334
4,230		Wal-Mart Stores, Inc.	211,964
2,190		Walgreen Co.	97,280
250		Wendy’s Intl., Inc.	9,760
350		Yum! Brands, Inc.	18,134

			979,524

		Savings and Loans: 0.1%
360		Golden West Financial Corp.	21,780
1,080		Washington Mutual, Inc.	42,660

			64,440

		Semiconductors: 0.4%
470	@	Altera Corp.	9,297
480		Analog Devices, Inc.	17,347
2,090	@	Applied Materials, Inc.	33,963
360	@	Broadcom Corp.	10,771
431	@	Freescale Semiconductor, Inc.	7,435
10,500		Intel Corp.	243,915
50	@	KLA-Tencor Corp.	2,301
400		Linear Technology Corp.	15,324
160		Maxim Integrated Products, Inc.	6,539
420		National Semiconductor Corp.	8,656
180	@	Novellus Systems, Inc.	4,811
200	@	Nvidia Corp.	4,752
140	@	QLogic Corp.	5,670
2,180		Texas Instruments, Inc.	55,568

			426,349

		Software: 0.6%
390		Adobe Systems, Inc.	26,196
420		Autodesk, Inc.	12,499
730		Automatic Data Processing, Inc.	32,814
410	@	BMC Software, Inc.	6,150
260	@	Citrix Systems, Inc.	6,193
730		Computer Associates Intl., Inc.	19,783
700	@	Compuware Corp.	5,040
380	@	Electronic Arts, Inc.	19,676
1,350		First Data Corp.	53,069
230	@	Fiserv, Inc.	9,154
280		IMS Health, Inc.	6,829
230	@	Intuit, Inc.	10,067
120	@	Mercury Interactive Corp.	5,686
12,630		Microsoft Corp.	305,268
780	@	Novell, Inc.	4,649
9,530	@	Oracle Corp.	118,934
840	@	Siebel Systems, Inc.	7,669
510	@	Veritas Software Corp.	11,842

			661,518

		Telecommunications: 0.6%
540		Alltel Corp.	29,619
1,016		AT&T Corp.	19,050

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.6% (continued)
500	@	Avaya, Inc.	$5,840
2,840		BellSouth Corp.	74,664
260		CenturyTel, Inc.	8,538
8,190	@	Cisco Systems, Inc.	146,519
520		Citizens Communications Co.	6,729
410	@	Comverse Technology, Inc.	10,340
660	@	Corning, Inc.	7,346
4,130		Motorola, Inc.	61,826
1,750	@	Nextel Communications, Inc.	49,735
1,960		QUALCOMM, Inc.	71,834
5,130		SBC Communications, Inc.	121,530
310		Scientific-Atlanta, Inc.	8,748
2,300		Sprint Corp.	52,325
530	@	Tellabs, Inc.	3,869
850		Verizon Communications, Inc.	30,175

			708,687

		Textiles: 0.0%
190		Cintas Corp.	7,849

			7,849

		Toys/Games/Hobbies: 0.0%
260		Hasbro, Inc.	5,317
520		Mattel, Inc.	11,102

			16,419

		Transportation: 0.2%
480		Burlington Northern Santa Fe Corp.	25,886
280		CSX Corp.	11,662
520		FedEx Corp.	48,854
640		Norfolk Southern Corp.	23,712
60		Ryder System, Inc.	2,502
300		Union Pacific Corp.	20,910
1,400		United Parcel Service, Inc.	101,836

			235,362

		Total Common Stock (Cost $13,077,921)	14,080,805

PORTFOLIO OF INVESTMENTS
ING GET Fund Series P	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 68.7%
		Federal Home Loan Mortgage Corporation: 20.2%
$6,250,000		4.040%, due 01/15/07		$5,822,525
20,000,000		4.050%, due 01/26/07		18,605,760

				24,428,285

		Federal National Mortgage Association: 31.0%
40,000,000		4.020%, due 12/15/06		37,391,640

				37,391,640

		Other Agency Obligations: 17.5%
13,420,000		FICO STRIP, 3.870%, due 09/07/06		12,703,707
6,210,000		FICO STRIP, 4.010%, due 12/06/06		5,811,989
2,894,000		FICO STRIP, 4.020%, due 12/27/06		2,701,928

				21,217,624

		Total U.S. Government Agency Obligations
		(Cost $82,942,665)		83,037,549

U.S. TREASURY OBLIGATIONS: 4.4%
		United States Treasury STRIP: 4.4%
5,753,000		3.760%, due 02/15/07		5,367,417

		Total U.S. Treasury Obligations
		(Cost $5,445,974)		5,367,417

OTHER BONDS: 15.2%
		Sovereign: 15.2%
1,693,000		Israel Trust, 4.180%, due 11/15/06		6,467,374
12,673,000		Turkey Trust, 4.180%, due 11/15/06		11,856,073

		Total Other Bonds
		(Cost $18,272,316)		18,323,447

		Total Long-Term Investments
		(Cost $119,738,876)		120,809,218

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
225,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $225,018 to be received upon repurchase (Collateralized by $235,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $232,452, due 11/15/07).		225,000

		Total Short-Term Investments
		(Cost $225,000)		225,000

		Total Investments In Securities
		(Cost $119,963,876)*	100.1%	$121,034,218
		Other Assets and Liabilities—Net	(0.1)	(129,499)

		Net Assets	100.0%	$120,904,719

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $120,093,719.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,896,420
		Gross Unrealized Depreciation		(955,921)

		Net Unrealized Appreciation		$940,499

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 18.9%
		Advertising: 0.0%
950	@	Interpublic Group of Cos., Inc.	$11,666
400		Omnicom Group, Inc.	35,408

			47,074

		Aerospace/Defense: 0.4%
1,900		Boeing Co.	111,073
450		General Dynamics Corp.	48,173
50		Goodrich Corp.	1,915
250		L-3 Communications Holdings, Inc.	17,755
1,330		Lockheed Martin Corp.	81,210
850		Northrop Grumman Corp.	45,883
1,050		Raytheon Co.	40,635
420		Rockwell Collins, Inc.	19,988
1,130		United Technologies Corp.	114,875

			481,507

		Agriculture: 0.3%
4,620		Altria Group, Inc.	302,102
2,480		Archer-Daniels-Midland Co.	60,958
850		Monsanto Co.	54,825
350		Reynolds American, Inc.	28,207
400		UST, Inc.	20,680

			466,772

		Apparel: 0.1%
750	@	Coach, Inc.	42,473
240		Jones Apparel Group, Inc.	8,038
230		Liz Claiborne, Inc.	9,230
810		Nike, Inc.	67,480
130		Reebok Intl., Ltd.	5,759
350		VF Corp.	20,699

			153,679

		Auto Manufacturers: 0.1%
5,670		Ford Motor Co.	64,241
200	@	Navistar Intl. Corp.	7,280
395		PACCAR, Inc.	28,594

			100,115

		Auto Parts and Equipment: 0.0%
380		Johnson Controls, Inc.	21,189

			21,189

		Banks: 1.2%
1,000		AmSouth Bancorporation	25,950
12,340		Bank of America Corp.	544,194
1,300		BB&T Corp.	50,804
500		Comerica, Inc.	27,540
250		Compass Bancshares, Inc.	11,350
250		Fifth Third Bancorp	10,745
380		First Horizon National Corp.	15,500
450		Huntington Bancshares, Inc.	10,755
1,140		KeyCorp	36,993
250		M & T Bank Corp.	25,515
670		Marshall & Ilsley Corp.	27,973
950		Mellon Financial Corp.	27,113
1,520		National City Corp.	50,920
975		North Fork Bancorp, Inc.	27,047
500		Northern Trust Corp.	21,720

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.2% (continued)
650		PNC Financial Services Group, Inc.	$33,462
130		State Street Corp.	5,684
760		SunTrust Banks, Inc.	54,773
741		Synovus Financial Corp.	20,644
1,700		The Bank of New York Co., Inc.	49,385
4,120		U.S. Bancorp	118,738
4,865		Wachovia Corp.	247,677
3,800		Wells Fargo & Co.	227,240
100		Zions Bancorporation	6,902

			1,678,624

		Beverages: 0.5%
1,810		Anheuser-Busch Cos., Inc.	85,776
300		Brown-Forman Corp.	16,425
6,940		Coca-Cola Co.	289,189
800		Coca-Cola Enterprises, Inc.	16,416
100		Molson Coors Brewing Co.	7,717
580		Pepsi Bottling Group, Inc.	16,153
3,850		PepsiCo, Inc.	204,166

			635,842

		Biotechnology: 0.1%
2,856	@	Amgen, Inc.	166,248
550	@	Genzyme Corp.	31,482

			197,730

		Building Materials: 0.1%
570		American Standard Cos., Inc.	26,494
1,000		Masco Corp.	34,669
350		Vulcan Materials Co.	19,891

			81,054

		Chemicals: 0.4%
500		Air Products & Chemicals, Inc.	31,645
200		Ashland, Inc.	13,494
2,950		Dow Chemical Co.	147,057
2,400		E.I. du Pont de Nemours & Co.	122,975
250		Eastman Chemical Co.	14,750
230		Ecolab, Inc.	7,602
350		Engelhard Corp.	10,511
300		International Flavors & Fragrances, Inc.	11,850
600		PPG Industries, Inc.	42,912
680		Praxair, Inc.	32,545
570		Rohm & Haas Co.	27,360
400		Sherwin-Williams Co.	17,596
250		Sigma-Aldrich Corp.	15,313

			495,610

		Commercial Services: 0.2%
70	@	Apollo Group, Inc.	5,184
2,350		Cendant Corp.	48,269
410		Equifax, Inc.	12,583
500		H&R Block, Inc.	25,290
1,150		McKesson Corp.	43,413
400		Moody’s Corp.	32,344
1,000		Paychex, Inc.	32,820
650		R.R. Donnelley & Sons Co.	20,553
450		Robert Half Intl., Inc.	12,132

			232,588

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.0%
3,100	@	Apple Computer, Inc.	$129,177
550	@	Computer Sciences Corp.	25,218
9,570	@	Dell, Inc.	367,678
1,150		Electronic Data Systems Corp.	23,771
7,250	@	EMC Corp.	89,320
6,587		Hewlett-Packard Co.	144,519
5,110		International Business Machines Corp.	466,951
250	@	Lexmark Intl., Inc.	19,993
400	@	NCR Corp.	13,496
1,450	@	Network Appliance, Inc.	40,107
12,750	@	Sun Microsystems, Inc.	51,510
850	@	Sungard Data Systems, Inc.	29,325
1,000	@	Unisys Corp.	7,060

			1,408,125

		Cosmetics/Personal Care: 0.5%
300		Alberto-Culver Co.	14,358
1,050		Avon Products, Inc.	45,087
1,250		Colgate-Palmolive Co.	65,213
2,230		Gillette Co.	112,570
1,090		Kimberly-Clark Corp.	71,646
7,750		Procter & Gamble Co.	410,750

			719,624

		Distribution/Wholesale: 0.0%
400		Genuine Parts Co.	17,396
300		W.W. Grainger, Inc.	18,681

			36,077

		Diversified Financial Services: 1.3%
2,660		American Express Co.	136,644
380		Bear Stearns Cos., Inc.	37,962
560		Capital One Financial Corp.	41,871
500		Charles Schwab Corp.	5,255
650		CIT Group, Inc.	24,700
11,730		Citigroup, Inc.	527,145
1,828		Countrywide Financial Corp.	59,337
1,100	@	E*TRADE Financial Corp.	13,200
2,230		Fannie Mae	121,424
300		Federated Investors, Inc.	8,493
550		Franklin Resources, Inc.	37,758
1,500		Freddie Mac	94,800
1,050		Goldman Sachs Group, Inc.	115,490
820		Lehman Brothers Holdings, Inc.	77,211
2,885		MBNA Corp.	70,827
2,080		Merrill Lynch & Co., Inc.	117,728
2,550		Morgan Stanley	145,988
1,220	@	Providian Financial Corp.	20,935
910		SLM Corp.	45,354
300		T. Rowe Price Group, Inc.	17,814

			1,719,936

		Electric: 0.5%
1,500	@	AES Corp.	24,570
450		Ameren Corp.	22,055
820		American Electric Power Co., Inc.	27,929
650		CenterPoint Energy, Inc.	7,820
450		Cinergy Corp.	18,234
550		Consolidated Edison, Inc.	23,199

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.5% (continued)
450		Constellation Energy Group, Inc.	$23,265
750		Dominion Resources, Inc.	55,823
400		DTE Energy Co.	18,192
2,900		Duke Energy Corp.	81,228
750		Edison Intl.	26,040
500		Entergy Corp.	35,330
1,550		Exelon Corp.	71,129
750		FirstEnergy Corp.	31,463
900		FPL Group, Inc.	36,135
650		NiSource, Inc.	14,814
870		PG&E Corp.	29,667
400		PPL Corp.	21,596
100		Progress Energy, Inc.	4,195
100		Public Service Enterprise Group, Inc.	5,439
1,630		Southern Co.	51,883
500		TECO Energy, Inc.	7,840
750		TXU Corp.	59,722
200		Xcel Energy, Inc.	3,436

			701,004

		Electrical Components and Equipment: 0.0%
930		Emerson Electric Co.	60,385

			60,385

		Electronics: 0.1%
1,250	@	Agilent Technologies, Inc.	27,749
640		Applera Corp. — Applied Biosystems Group	12,634
50	@	Fisher Scientific Intl., Inc.	2,846
460	@	Jabil Circuit, Inc.	13,119
300		Parker Hannifin Corp.	18,275
250		PerkinElmer, Inc.	5,158
2,400	@	Solectron Corp.	8,328
150		Tektronix, Inc.	3,680
500	@	Thermo Electron Corp.	12,645
350	@	Waters Corp.	12,527

			116,961

		Engineering and Construction: 0.0%
200		Fluor Corp.	11,086

			11,086

		Environmental Control: 0.0%
1,120		Waste Management, Inc.	32,312

			32,312

		Food: 0.3%
150		Albertson’s, Inc.	3,098
900		Campbell Soup Co.	26,118
1,050		ConAgra Foods, Inc.	28,371
750		General Mills, Inc.	36,862
950		H.J. Heinz Co.	34,998
500		Hershey Foods Corp.	30,230
1,020		Kellogg Co.	44,134
1,650	@	Kroger Co.	26,450
400		McCormick & Co., Inc.	13,772
1,050	@	Safeway, Inc.	19,457
1,530		Sara Lee Corp.	33,905
350		SUPERVALU, Inc.	11,673
500		Wm. Wrigley Jr. Co.	32,785

			341,853

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
100		Georgia-Pacific Corp.	$3,549
1,170		International Paper Co.	43,044
350		Louisiana-Pacific Corp.	8,799
550		MeadWestvaco Corp.	17,501
400		Plum Creek Timber Co., Inc.	14,280
150		Temple-Inland, Inc.	10,883
550		Weyerhaeuser Co.	37,675

			135,731

		Gas: 0.0%
430		KeySpan Corp.	16,757
930		Sempra Energy	37,051

			53,808

		Hand/Machine Tools: 0.0%
280		Black & Decker Corp.	22,117
100		Snap-On, Inc.	3,179
230		Stanley Works	10,412

			35,708

		Healthcare-Products: 0.8%
200		Bausch & Lomb, Inc.	14,660
550		Baxter Intl., Inc.	18,689
950		Becton Dickinson & Co.	55,499
550		Biomet, Inc.	19,965
1,880	@	Boston Scientific Corp.	55,065
300		C.R. Bard, Inc.	20,424
720		Guidant Corp.	53,208
8,300		Johnson & Johnson	557,428
2,800		Medtronic, Inc.	142,660
960	@	St. Jude Medical, Inc.	34,560
200		Stryker Corp.	8,922
550	@	Zimmer Holdings, Inc.	42,796

			1,023,876

		Healthcare-Services: 0.4%
1,100		Aetna, Inc.	82,445
600	@	Humana, Inc.	19,164
300	@	Laboratory Corp. of America Holdings	14,460
300		Manor Care, Inc.	10,908
250		Quest Diagnostics, Inc.	26,283
2,560		UnitedHealth Group, Inc.	244,172
1,160	@	WellPoint, Inc.	145,406

			542,838

		Home Furnishings: 0.0%
230		Leggett & Platt, Inc.	6,642
200		Whirlpool Corp.	13,546

			20,188

		Household Products/Wares: 0.1%
300		Avery Dennison Corp.	18,579
540		Clorox Co.	34,014
360		Fortune Brands, Inc.	29,027

			81,620

		Housewares: 0.0%
650		Newell Rubbermaid, Inc.	14,261

			14,261

		Insurance: 1.0%
630	@@	ACE Ltd.	26,000
1,110		AFLAC, Inc.	41,359

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.0% (continued)
1,500		Allstate Corp.	$81,090
230		AMBAC Financial Group, Inc.	17,193
7,350		American Intl. Group, Inc.	407,263
750		AON Corp.	17,130
760		Chubb Corp.	60,245
480		CIGNA Corp.	42,864
525		Cincinnati Financial Corp.	22,895
700		Hartford Financial Services Group, Inc.	47,992
320		Jefferson-Pilot Corp.	15,696
350		Lincoln National Corp.	15,799
600		Loews Corp.	44,124
320		MBIA, Inc.	16,730
2,900		MetLife, Inc.	113,389
300		MGIC Investment Corp.	18,501
710		Principal Financial Group	27,328
600		Progressive Corp.	55,056
1,550		Prudential Financial, Inc.	88,970
400		Safeco Corp.	19,484
1,450		St. Paul Travelers Cos., Inc.	53,259
350		Torchmark Corp.	18,270
700		UnumProvident Corp.	11,914
400	@@	XL Capital Ltd.	28,948

			1,291,499

		Internet: 0.2%
3,000	@	eBay, Inc.	111,780
2,800	@	Symantec Corp.	59,724
2,950	@	Yahoo!, Inc.	100,005

			271,509

		Iron/Steel: 0.0%
400		Nucor Corp.	23,024
500		United States Steel Corp.	25,425

			48,449

		Leisure Time: 0.1%
360		Brunswick Corp.	16,866
1,200		Carnival Corp.	62,172
630		Harley-Davidson, Inc.	36,389
400		Sabre Holdings Corp.	8,752

			124,179

		Lodging: 0.1%
240		Harrah’s Entertainment, Inc.	15,499
1,000		Hilton Hotels Corp.	22,350
700		Marriott Intl., Inc.	46,802
550		Starwood Hotels & Resorts Worldwide, Inc.	33,017

			117,668

		Machinery-Diversified: 0.0%
150		Cummins, Inc.	10,553
110		Deere & Co.	7,384
730		Rockwell Automation, Inc.	41,347

			59,284

		Media: 0.5%
5,050	@	Comcast Corp.	170,589
110		Gannett Co., Inc.	8,699
420		McGraw-Hill Cos., Inc.	36,645
170		Meredith Corp.	7,948
300		New York Times Co.	10,974

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.5% (continued)
1,200		News Corp.	$20,304
10,350	@	Time Warner, Inc.	181,642
290		Tribune Co.	11,562
3,830		Viacom, Inc.	133,399
4,750		Walt Disney Co.	136,468

			718,230

		Mining: 0.0%
250		Phelps Dodge Corp.	25,433

			25,433

		Miscellaneous Manufacturing: 1.2%
2,380		3M Co.	203,942
300		Cooper Industries Ltd.	21,456
620		Danaher Corp.	33,114
450		Dover Corp.	17,006
780		Eastman Kodak Co.	25,389
400		Eaton Corp.	26,160
24,190		General Electric Co.	872,290
1,740		Honeywell Intl., Inc.	64,745
650		Illinois Tool Works, Inc.	58,195
400	@@	Ingersoll-Rand Co. Ltd.	31,860
240		ITT Industries, Inc.	21,658
350		Pall Corp.	9,492
430		Textron, Inc.	32,087
4,450	@@	Tyco Intl., Ltd.	150,410

			1,567,804

		Office/Business Equipment: 0.1%
690		Pitney Bowes, Inc.	31,133
2,140	@	Xerox Corp.	32,421

			63,554

		Oil and Gas: 1.7%
220		Amerada Hess Corp.	21,166
600		Anadarko Petroleum Corp.	45,660
636		Apache Corp.	38,942
1,330		Burlington Resources, Inc.	66,593
6,850		ChevronTexaco Corp.	399,423
1,363		ConocoPhillips	146,986
1,180		Devon Energy Corp.	56,345
600		EOG Resources, Inc.	29,244
20,820		Exxon Mobil Corp.	1,240,871
250		Kerr-McGee Corp.	19,583
890		Marathon Oil Corp.	41,759
50		Noble Corp.	2,811
1,030		Occidental Petroleum Corp.	73,305
200		Sunoco, Inc.	20,704
600	@	Transocean, Inc.	30,876
640		Unocal Corp.	39,482
800		Valero Energy Corp.	58,616

			2,332,366

		Oil and Gas Services: 0.1%
700		Baker Hughes, Inc.	31,143
50		BJ Services Co.	2,594
900		Halliburton Co.	38,925
300	@	National-Oilwell, Inc.	14,010

			86,672

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
400		Ball Corp.	$16,591
280		Bemis Co.	8,714
570	@	Pactiv Corp.	13,310
200	@	Sealed Air Corp.	10,388

			49,003

		Pharmaceuticals: 1.1%
3,550		Abbott Laboratories	165,501
250		Allergan, Inc.	17,368
300		AmerisourceBergen Corp.	17,187
4,200		Bristol-Myers Squibb Co.	106,932
1,600		Cardinal Health, Inc.	89,280
1,700	@	Caremark Rx, Inc.	67,626
500		Eli Lilly & Co.	26,050
200	@	Express Scripts, Inc.	17,438
840	@	Forest Laboratories, Inc.	31,038
1,000	@	Gilead Sciences, Inc.	35,800
450	@	Hospira, Inc.	14,522
790	@	King Pharmaceuticals, Inc.	6,565
629	@	Medco Health Solutions, Inc.	31,180
5,120		Merck & Co., Inc.	165,733
17,136		Pfizer, Inc.	450,162
3,350		Schering-Plough Corp.	60,803
2,900		Wyeth	122,322

			1,425,507

		Pipelines: 0.0%
1,200		El Paso Corp.	12,696
100		Kinder Morgan, Inc.	7,570
1,450		Williams Cos., Inc.	27,275

			47,541

		Real Estate Investment Trusts: 0.1%
450		Archstone-Smith Trust	15,350
850		Equity Office Properties Trust	25,611
600		Equity Residential	19,326
450		Simon Property Group, Inc.	27,260

			87,547

		Retail: 1.3%
650	@	Autonation, Inc.	12,311
840	@	Bed Bath & Beyond, Inc.	30,694
1,250		Best Buy Co., Inc.	67,513
500		Circuit City Stores, Inc.	8,025
1,050		Costco Wholesale Corp.	46,389
900		CVS Corp.	47,358
500		Darden Restaurants, Inc.	15,340
400		Family Dollar Stores, Inc.	12,144
460		Federated Department Stores, Inc.	29,274
2,850		Gap, Inc.	62,244
5,010		Home Depot, Inc.	191,581
1,000		J.C. Penney Co., Inc. Holding Co.	51,920
1,110		Limited Brands, Inc.	26,973
1,730		Lowe’s Cos., Inc.	98,766
650		May Department Stores Co.	24,063
3,860		McDonald’s Corp.	120,200
300		Nordstrom, Inc.	16,614
800	@	Office Depot, Inc.	17,744
310		RadioShack Corp.	7,595

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.3% (continued)
200	@	Sears Holdings Corp.	$26,634
1,960		Staples, Inc.	61,603
920	@	Starbucks Corp.	47,527
2,000		Target Corp.	100,040
1,320		TJX Cos., Inc.	32,512
600	@	Toys R US, Inc.	15,456
7,710		Wal-Mart Stores, Inc.	386,347
3,950		Walgreen Co.	175,459
370		Wendy’s Intl., Inc.	14,445
760		Yum! Brands, Inc.	39,376

			1,786,147

		Savings and Loans: 0.1%
640		Golden West Financial Corp.	38,720
1,930		Washington Mutual, Inc.	76,235

			114,955

		Semiconductors: 0.6%
1,000	@	Altera Corp.	19,780
850		Analog Devices, Inc.	30,719
3,890	@	Applied Materials, Inc.	63,212
650	@	Broadcom Corp.	19,448
172	@	Freescale Semiconductor, Inc.	2,967
19,090		Intel Corp.	443,460
100	@	KLA-Tencor Corp.	4,601
850		Linear Technology Corp.	32,564
310		Maxim Integrated Products, Inc.	12,670
850		National Semiconductor Corp.	17,519
300	@	Novellus Systems, Inc.	8,019
400	@	Nvidia Corp.	9,504
200	@	QLogic Corp.	8,100
3,950		Texas Instruments, Inc.	100,685

			773,248

		Software: 0.9%
690		Adobe Systems, Inc.	46,347
740		Autodesk, Inc.	22,022
1,200		Automatic Data Processing, Inc.	53,940
670	@	BMC Software, Inc.	10,050
350	@	Citrix Systems, Inc.	8,337
1,140		Computer Associates Intl., Inc.	30,894
1,350	@	Compuware Corp.	9,720
700	@	Electronic Arts, Inc.	36,246
2,472		First Data Corp.	97,174
550	@	Fiserv, Inc.	21,890
850		IMS Health, Inc.	20,732
540	@	Intuit, Inc.	23,636
200	@	Mercury Interactive Corp.	9,476
22,980		Microsoft Corp.	555,426
1,100	@	Novell, Inc.	6,556
17,350	@	Oracle Corp.	216,528
990	@	Siebel Systems, Inc.	9,039
1,140	@	Veritas Software Corp.	26,471

			1,204,484

		Telecommunications: 1.0%
960		Alltel Corp.	52,656
2,262		AT&T Corp.	42,413
1,250	@	Avaya, Inc.	14,600

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.0% (continued)
5,190		BellSouth Corp.	$136,445
370		CenturyTel, Inc.	12,151
14,960	@	Cisco Systems, Inc.	267,633
950		Citizens Communications Co.	12,293
610	@	Comverse Technology, Inc.	15,384
1,200	@	Corning, Inc.	13,356
7,500		Motorola, Inc.	112,275
3,200	@	Nextel Communications, Inc.	90,944
3,750		QUALCOMM, Inc.	137,438
9,340		SBC Communications, Inc.	221,265
450		Scientific-Atlanta, Inc.	12,699
4,150		Sprint Corp.	94,413
760	@	Tellabs, Inc.	5,548
1,550		Verizon Communications, Inc.	55,025

			1,296,538

		Textiles: 0.0%
450		Cintas Corp.	18,590

			18,590

		Toys/Games/Hobbies: 0.0%
460		Hasbro, Inc.	9,407
900		Mattel, Inc.	19,215

			28,622

		Transportation: 0.3%
870		Burlington Northern Santa Fe Corp.	46,919
500		CSX Corp.	20,825
940		FedEx Corp.	88,313
1,150		Norfolk Southern Corp.	42,608
150		Ryder System, Inc.	6,255
550		Union Pacific Corp.	38,335
2,540		United Parcel Service, Inc.	184,759

			428,014

		Total Common Stock (Cost $23,503,555)	25,614,020

PORTFOLIO OF INVESTMENTS
ING GET Fund Series Q	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 4.5%
		Diversified Financial Services: 4.5%
$6,000,000		General Electric Capital Corp., 5.000%, due 06/15/07		$6,092,994

		Total Corporate Bonds/Notes (Cost $6,150,273)		6,092,994

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.7%
		Federal Home Loan Mortgage Corporation: 13.7%
20,000,000		4.050%, due 01/26/07		18,605,760

				18,605,760

		Federal National Mortgage Association: 35.6%
3,021,000		4.110%, due 03/15/07		2,793,540
49,300,000		4.130%, due 03/15/07		45,571,046

				48,364,586

		Sovereign: 13.4%
3,500,000		FICO STRIP, 4.110%, due 04/06/07		3,228,894
12,637,000		FICO STRIP, 4.140%, due 05/11/07		11,607,198
3,645,000		FICO STRIP, 4.160%, due 05/30/07		3,339,972

				18,176,064

		Total U.S. Government Agency Obligations (Cost $84,312,841)		85,146,410

U.S. TREASURY OBLIGATIONS: 8.3%
		United States Treasury STRIP: 8.3%
12,097,000		3.760%, due 02/15/07		11,286,223

		Total U.S. Treasury Obligations (Cost $11,382,154)		11,286,223

OTHER BONDS: 5.4%
		Sovereign: 5.4%
8,007,000		Israel Trust, 4.330%, due 05/15/07		7,324,860

		Total Other Bonds (Cost $7,229,734)		7,324,860

		Total Long-Term Investments (Cost $132,578,557)		135,464,507

SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreement: 0.2%
256,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.851% due 04/01/05, $256,020 to be received upon repurchase (Collateralized by $265,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $262,127, due 11/15/07).		256,000

		Total Short-Term Investments (Cost $256,000)		256,000

		Total Investments In Securities
		(Cost $132,834,557)*	100.0%	$135,720,507
		Other Assets and Liabilities—Net	0.0	(44,757)

		Net Assets	100.0%	$135,675,750

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $133,573,150.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,178,147
		Gross Unrealized Depreciation		(1,030,790)

		Net Unrealized Appreciation		$2,147,357

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 25.2%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$15,350
550		Omnicom Group, Inc.	48,686

			64,036

		Aerospace/Defense: 0.5%
2,600		Boeing Co.	151,996
650		General Dynamics Corp.	69,583
300		Goodrich Corp.	11,487
300		L-3 Communications Holdings, Inc.	21,306
1,800		Lockheed Martin Corp.	109,908
1,050		Northrop Grumman Corp.	56,679
1,400		Raytheon Co.	54,180
540		Rockwell Collins, Inc.	25,699
1,610		United Technologies Corp.	163,672

			664,510

		Agriculture: 0.5%
6,350		Altria Group, Inc.	415,226
3,350		Archer-Daniels-Midland Co.	82,343
1,150		Monsanto Co.	74,175
350		Reynolds American, Inc.	28,207
500		UST, Inc.	25,850

			625,801

		Apparel: 0.2%
1,000	@	Coach, Inc.	56,630
580		Jones Apparel Group, Inc.	19,424
470		Liz Claiborne, Inc.	18,861
1,050		Nike, Inc.	87,476
230		Reebok Intl., Ltd.	10,189
500		VF Corp.	29,570

			222,150

		Auto Manufacturers: 0.1%
7,700		Ford Motor Co.	87,241
550		PACCAR, Inc.	39,815

			127,056

		Auto Parts and Equipment: 0.0%
700		Johnson Controls, Inc.	39,032

			39,032

		Banks: 1.6%
950		AmSouth Bancorporation	24,653
16,830		Bank of America Corp.	742,202
1,600		BB&T Corp.	62,528
650		Comerica, Inc.	35,802
350		Compass Bancshares, Inc.	15,890
300		Fifth Third Bancorp	12,894
500		First Horizon National Corp.	20,395
600		Huntington Bancshares, Inc.	14,340
1,550		KeyCorp	50,298
300		M & T Bank Corp.	30,618
600		Marshall & Ilsley Corp.	25,050
1,300		Mellon Financial Corp.	37,102
2,050		National City Corp.	68,675
1,375		North Fork Bancorp, Inc.	38,143
700		Northern Trust Corp.	30,408
850		PNC Financial Services Group, Inc.	43,758

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.6% (continued)
200		State Street Corp.	$8,744
1,050		SunTrust Banks, Inc.	75,674
992		Synovus Financial Corp.	27,637
2,300		The Bank of New York Co., Inc.	66,815
5,600		U.S. Bancorp	161,392
6,640		Wachovia Corp.	338,041
5,250		Wells Fargo & Co.	313,950
300		Zions Bancorporation	20,706

			2,265,715

		Beverages: 0.6%
2,450		Anheuser-Busch Cos., Inc.	116,106
400		Brown-Forman Corp.	21,900
9,450		Coca-Cola Co.	393,781
1,750		Coca-Cola Enterprises, Inc.	35,910
250		Molson Coors Brewing Co.	19,293
1,100		Pepsi Bottling Group, Inc.	30,635
5,250		PepsiCo, Inc.	278,407

			896,032

		Biotechnology: 0.2%
3,842	@	Amgen, Inc.	223,643
750	@	Genzyme Corp.	42,930

			266,573

		Building Materials: 0.1%
900		American Standard Cos., Inc.	41,832
1,400		Masco Corp.	48,538
450		Vulcan Materials Co.	25,574

			115,944

		Chemicals: 0.5%
650		Air Products & Chemicals, Inc.	41,139
300		Ashland, Inc.	20,241
4,000		Dow Chemical Co.	199,399
3,300		E.I. du Pont de Nemours & Co.	169,092
300		Eastman Chemical Co.	17,700
350		Ecolab, Inc.	11,568
500		Engelhard Corp.	15,015
450		International Flavors & Fragrances, Inc.	17,775
950		PPG Industries, Inc.	67,944
1,050		Praxair, Inc.	50,253
900		Rohm & Haas Co.	43,200
400		Sherwin-Williams Co.	17,596
200		Sigma-Aldrich Corp.	12,250

			683,172

		Commercial Services: 0.2%
100	@	Apollo Group, Inc.	7,406
3,150		Cendant Corp.	64,700
800		Equifax, Inc.	24,552
610		H&R Block, Inc.	30,854
1,550		McKesson Corp.	58,513
500		Moody’s Corp.	40,430
1,100		Paychex, Inc.	36,102
800		R.R. Donnelley & Sons Co.	25,296
800		Robert Half Intl., Inc.	21,568

			309,421

		Computers: 1.4%
4,200	@	Apple Computer, Inc.	175,014
700	@	Computer Sciences Corp.	32,095

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.4% (continued)
13,050	@	Dell, Inc.	$501,380
1,550		Electronic Data Systems Corp.	32,039
9,900	@	EMC Corp.	121,968
9,350		Hewlett-Packard Co.	205,139
6,800		International Business Machines Corp.	621,383
450	@	Lexmark Intl., Inc.	35,987
500	@	NCR Corp.	16,870
2,000	@	Network Appliance, Inc.	55,320
17,200	@	Sun Microsystems, Inc.	69,488
750	@	Sungard Data Systems, Inc.	25,875
950	@	Unisys Corp.	6,707

			1,899,265

		Cosmetics/Personal Care: 0.7%
300		Alberto-Culver Co.	14,358
1,450		Avon Products, Inc.	62,263
1,700		Colgate-Palmolive Co.	88,689
3,050		Gillette Co.	153,964
1,450		Kimberly-Clark Corp.	95,309
10,550		Procter & Gamble Co.	559,150

			973,733

		Distribution/Wholesale: 0.0%
550		Genuine Parts Co.	23,919
250		W.W. Grainger, Inc.	15,568

			39,487

		Diversified Financial Services: 1.7%
3,900		American Express Co.	200,342
530		Bear Stearns Cos., Inc.	52,947
750		Capital One Financial Corp.	56,078
700		Charles Schwab Corp.	7,357
850		CIT Group, Inc.	32,300
16,000		Citigroup, Inc.	719,039
2,498		Countrywide Financial Corp.	81,085
1,450	@	E*TRADE Financial Corp.	17,400
2,900		Fannie Mae	157,905
450		Federated Investors, Inc.	12,740
750		Franklin Resources, Inc.	51,488
2,150		Freddie Mac	135,880
1,500		Goldman Sachs Group, Inc.	164,985
1,100		Lehman Brothers Holdings, Inc.	103,576
3,725		MBNA Corp.	91,449
2,750		Merrill Lynch & Co., Inc.	155,650
3,450		Morgan Stanley	197,512
1,450	@	Providian Financial Corp.	24,882
1,250		SLM Corp.	62,300
400		T. Rowe Price Group, Inc.	23,752

			2,348,667

		Electric: 0.7%
2,700	@	AES Corp.	44,226
600		Ameren Corp.	29,406
1,200		American Electric Power Co., Inc.	40,872
900		CenterPoint Energy, Inc.	10,827
600		Cinergy Corp.	24,312
950		Consolidated Edison, Inc.	40,071
750		Constellation Energy Group, Inc.	38,775
1,000		Dominion Resources, Inc.	74,430

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.7% (continued)
550		DTE Energy Co.	$25,014
3,900		Duke Energy Corp.	109,238
1,020		Edison Intl.	35,414
700		Entergy Corp.	49,462
2,100		Exelon Corp.	96,369
1,000		FirstEnergy Corp.	41,950
1,000		FPL Group, Inc.	40,150
900		NiSource, Inc.	20,511
1,150		PG&E Corp.	39,215
550		PPL Corp.	29,695
150		Progress Energy, Inc.	6,293
150		Public Service Enterprise Group, Inc.	8,159
2,200		Southern Co.	70,026
650		TECO Energy, Inc.	10,192
1,000		TXU Corp.	79,630
250		Xcel Energy, Inc.	4,295

			968,532

		Electrical Components and Equipment: 0.1%
1,250		Emerson Electric Co.	81,163

			81,163

		Electronics: 0.1%
1,700	@	Agilent Technologies, Inc.	37,739
650		Applera Corp. — Applied Biosystems Group	12,831
50	@	Fisher Scientific Intl., Inc.	2,846
840	@	Jabil Circuit, Inc.	23,956
350		Parker Hannifin Corp.	21,322
350		PerkinElmer, Inc.	7,221
3,250	@	Solectron Corp.	11,278
350		Tektronix, Inc.	8,586
650	@	Thermo Electron Corp.	16,439
500	@	Waters Corp.	17,895

			160,113

		Engineering and Construction: 0.0%
250		Fluor Corp.	13,858

			13,858

		Environmental Control: 0.0%
1,700		Waste Management, Inc.	49,045

			49,045

		Food: 0.4%
250		Albertson’s, Inc.	5,163
1,250		Campbell Soup Co.	36,275
1,550		ConAgra Foods, Inc.	41,881
1,100		General Mills, Inc.	54,064
1,250		H.J. Heinz Co.	46,050
800		Hershey Foods Corp.	48,368
1,400		Kellogg Co.	60,577
2,250	@	Kroger Co.	36,068
550		McCormick & Co., Inc.	18,937
1,400	@	Safeway, Inc.	25,942
2,350		Sara Lee Corp.	52,076
550		SUPERVALU, Inc.	18,343
700		Wm. Wrigley Jr. Co.	45,899

			489,643

		Forest Products and Paper: 0.1%
140		Georgia-Pacific Corp.	4,969
1,500		International Paper Co.	55,185

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1% (continued)
450		Louisiana-Pacific Corp.	$11,313
750		MeadWestvaco Corp.	23,865
550		Plum Creek Timber Co., Inc.	19,635
200		Temple-Inland, Inc.	14,510
800		Weyerhaeuser Co.	54,800

			184,277

		Gas: 0.1%
650		KeySpan Corp.	25,331
1,300		Sempra Energy	51,792

			77,123

		Hand/Machine Tools: 0.0%
420		Black & Decker Corp.	33,175
250		Snap-On, Inc.	7,948
350		Stanley Works	15,845

			56,968

		Healthcare-Products: 1.0%
250		Bausch & Lomb, Inc.	18,325
700		Baxter Intl., Inc.	23,786
1,260		Becton Dickinson & Co.	73,609
850		Biomet, Inc.	30,855
2,420	@	Boston Scientific Corp.	70,882
400		C.R. Bard, Inc.	27,232
1,010		Guidant Corp.	74,639
11,050		Johnson & Johnson	742,117
3,750		Medtronic, Inc.	191,063
1,200	@	St. Jude Medical, Inc.	43,200
250		Stryker Corp.	11,153
750	@	Zimmer Holdings, Inc.	58,358

			1,365,219

		Healthcare-Services: 0.5%
1,560		Aetna, Inc.	116,922
800	@	Humana, Inc.	25,552
400	@	Laboratory Corp. of America Holdings	19,280
350		Manor Care, Inc.	12,726
300		Quest Diagnostics, Inc.	31,539
3,450		UnitedHealth Group, Inc.	329,061
1,500	@	WellPoint, Inc.	188,025

			723,105

		Home Furnishings: 0.0%
700		Leggett & Platt, Inc.	20,216
300		Whirlpool Corp.	20,319

			40,535

		Household Products/Wares: 0.1%
400		Avery Dennison Corp.	24,772
710		Clorox Co.	44,723
400		Fortune Brands, Inc.	32,252

			101,747

		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	18,649

			18,649

		Insurance: 1.3%
900	@@	ACE Ltd.	37,143
1,500		AFLAC, Inc.	55,890
2,050		Allstate Corp.	110,823
350		AMBAC Financial Group, Inc.	26,163

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.3% (continued)
9,400		American Intl. Group, Inc.	$520,853
1,000		AON Corp.	22,840
1,000		Chubb Corp.	79,270
670		CIGNA Corp.	59,831
472		Cincinnati Financial Corp.	20,584
950		Hartford Financial Services Group, Inc.	65,132
450		Jefferson-Pilot Corp.	22,073
550		Lincoln National Corp.	24,827
1,000		Loews Corp.	73,540
550		MBIA, Inc.	28,754
3,950		MetLife, Inc.	154,444
350		MGIC Investment Corp.	21,585
1,250		Principal Financial Group	48,113
850		Progressive Corp.	77,996
2,100		Prudential Financial, Inc.	120,539
650		Safeco Corp.	31,662
2,000		St. Paul Travelers Cos., Inc.	73,460
300		Torchmark Corp.	15,660
950		UnumProvident Corp.	16,169
400	@@	XL Capital Ltd.	28,948

			1,736,299

		Internet: 0.3%
4,100	@	eBay, Inc.	152,766
3,750	@	Symantec Corp.	79,988
4,300	@	Yahoo!, Inc.	145,770

			378,524

		Iron/Steel: 0.0%
600		Nucor Corp.	34,536
500		United States Steel Corp.	25,425

			59,961

		Leisure Time: 0.1%
300		Brunswick Corp.	14,055
1,850		Carnival Corp.	95,849
900		Harley-Davidson, Inc.	51,984
550		Sabre Holdings Corp.	12,034

			173,922

		Lodging: 0.1%
310		Harrah’s Entertainment, Inc.	20,020
1,350		Hilton Hotels Corp.	30,173
900		Marriott Intl., Inc.	60,173
700		Starwood Hotels & Resorts Worldwide, Inc.	42,021

			152,387

		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,070
150		Deere & Co.	10,070
1,000		Rockwell Automation, Inc.	56,640

			80,780

		Media: 0.7%
6,900	@	Comcast Corp.	233,082
150		Gannett Co., Inc.	11,862
600		McGraw-Hill Cos., Inc.	52,350
170		Meredith Corp.	7,948
100		New York Times Co.	3,658
1,650		News Corp.	27,918
13,850	@	Time Warner, Inc.	243,067

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.7% (continued)
400		Tribune Co.	$15,948
5,200		Viacom, Inc.	181,116
6,300		Walt Disney Co.	180,999

			957,948

		Mining: 0.0%
400		Phelps Dodge Corp.	40,692

			40,692

		Miscellaneous Manufacturing: 1.5%
3,250		3M Co.	278,492
300		Cooper Industries Ltd.	21,456
1,100		Danaher Corp.	58,751
600		Dover Corp.	22,674
1,020		Eastman Kodak Co.	33,201
550		Eaton Corp.	35,970
32,950		General Electric Co.	1,188,176
2,450		Honeywell Intl., Inc.	91,165
900		Illinois Tool Works, Inc.	80,577
500	@@	Ingersoll-Rand Co. Ltd.	39,825
300		ITT Industries, Inc.	27,072
350		Pall Corp.	9,492
550		Textron, Inc.	41,041
6,300	@@	Tyco Intl., Ltd.	212,940

			2,140,832

		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	42,864
3,850	@	Xerox Corp.	58,328

			101,192

		Oil and Gas: 2.3%
310		Amerada Hess Corp.	29,825
850		Anadarko Petroleum Corp.	64,685
832		Apache Corp.	50,943
1,700		Burlington Resources, Inc.	85,119
9,350		ChevronTexaco Corp.	545,198
1,845		ConocoPhillips	198,965
1,600		Devon Energy Corp.	76,400
700		EOG Resources, Inc.	34,118
28,400		Exxon Mobil Corp.	1,692,639
350		Kerr-McGee Corp.	27,416
1,240		Marathon Oil Corp.	58,181
100		Noble Corp.	5,621
1,400		Occidental Petroleum Corp.	99,638
250		Sunoco, Inc.	25,880
850	@	Transocean, Inc.	43,741
850		Unocal Corp.	52,437
1,200		Valero Energy Corp.	87,924

			3,178,730

		Oil and Gas Services: 0.1%
950		Baker Hughes, Inc.	42,266
100		BJ Services Co.	5,188
1,200		Halliburton Co.	51,900
450	@	National-Oilwell, Inc.	21,015

			120,369

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
400		Ball Corp.	$16,592
300		Bemis Co.	9,336
500	@	Pactiv Corp.	11,675
300	@	Sealed Air Corp.	15,582

			53,185

		Pharmaceuticals: 1.4%
4,800		Abbott Laboratories	223,775
450		Allergan, Inc.	31,262
400		AmerisourceBergen Corp.	22,916
6,150		Bristol-Myers Squibb Co.	156,579
2,200		Cardinal Health, Inc.	122,760
2,300	@	Caremark Rx, Inc.	91,494
700		Eli Lilly & Co.	36,470
300	@	Express Scripts, Inc.	26,157
1,150	@	Forest Laboratories, Inc.	42,493
1,300	@	Gilead Sciences, Inc.	46,540
600	@	Hospira, Inc.	19,362
300	@	King Pharmaceuticals, Inc.	2,493
852	@	Medco Health Solutions, Inc.	42,234
6,850		Merck & Co., Inc.	221,734
23,160		Pfizer, Inc.	608,412
4,550		Schering-Plough Corp.	82,583
4,100		Wyeth	172,938

			1,950,202

		Pipelines: 0.1%
1,650		El Paso Corp.	17,457
300		Kinder Morgan, Inc.	22,710
1,300		Williams Cos., Inc.	24,453

			64,620

		Real Estate Investment Trusts: 0.1%
300		Apartment Investment & Management Co.	11,160
650		Archstone-Smith Trust	22,172
1,150		Equity Office Properties Trust	34,650
850		Equity Residential	27,379
650		Simon Property Group, Inc.	39,376

			134,737

		Retail: 1.8%
850	@	Autonation, Inc.	16,099
850	@	Bed Bath & Beyond, Inc.	31,059
1,700		Best Buy Co., Inc.	91,817
500		Circuit City Stores, Inc.	8,025
1,450		Costco Wholesale Corp.	64,061
1,400		CVS Corp.	73,668
650		Darden Restaurants, Inc.	19,942
550		Family Dollar Stores, Inc.	16,698
500		Federated Department Stores, Inc.	31,820
3,890		Gap, Inc.	84,958
6,780		Home Depot, Inc.	259,266
1,450		J.C. Penney Co., Inc. Holding Co.	75,284
1,150		Limited Brands, Inc.	27,945
2,430		Lowe’s Cos., Inc.	138,729
900		May Department Stores Co.	33,318
5,300		McDonald’s Corp.	165,042
550		Nordstrom, Inc.	30,459
1,420	@	Office Depot, Inc.	31,496

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.8% (continued)
200		RadioShack Corp.	$4,900
300	@	Sears Holdings Corp.	39,951
2,600		Staples, Inc.	81,718
1,250	@	Starbucks Corp.	64,575
2,650		Target Corp.	132,553
1,800		TJX Cos., Inc.	44,334
800	@	Toys R US, Inc.	20,608
10,500		Wal-Mart Stores, Inc.	526,154
5,400		Walgreen Co.	239,868
600		Wendy’s Intl., Inc.	23,424
1,000		Yum! Brands, Inc.	51,810

			2,429,581

		Savings and Loans: 0.1%
860		Golden West Financial Corp.	52,030
2,500		Washington Mutual, Inc.	98,750

			150,780

		Semiconductors: 0.8%
1,050	@	Altera Corp.	20,769
1,150		Analog Devices, Inc.	41,561
4,850	@	Applied Materials, Inc.	78,813
900	@	Broadcom Corp.	26,928
237	@	Freescale Semiconductor, Inc.	4,088
26,000		Intel Corp.	603,979
100	@	KLA-Tencor Corp.	4,601
1,150		Linear Technology Corp.	44,057
400		Maxim Integrated Products, Inc.	16,348
1,150		National Semiconductor Corp.	23,702
450	@	Novellus Systems, Inc.	12,029
500	@	Nvidia Corp.	11,880
250	@	QLogic Corp.	10,125
5,400		Texas Instruments, Inc.	137,645

			1,036,525

		Software: 1.2%
950		Adobe Systems, Inc.	63,812
1,000		Autodesk, Inc.	29,760
1,700		Automatic Data Processing, Inc.	76,415
1,050	@	BMC Software, Inc.	15,750
450	@	Citrix Systems, Inc.	10,719
1,700		Computer Associates Intl., Inc.	46,070
1,800	@	Compuware Corp.	12,960
950	@	Electronic Arts, Inc.	49,191
3,337		First Data Corp.	131,177
850	@	Fiserv, Inc.	33,830
1,050		IMS Health, Inc.	25,610
700	@	Intuit, Inc.	30,639
300	@	Mercury Interactive Corp.	14,214
31,350		Microsoft Corp.	757,729
1,450	@	Novell, Inc.	8,642
23,650	@	Oracle Corp.	295,152
1,740	@	Siebel Systems, Inc.	15,886
1,500	@	Veritas Software Corp.	34,830

			1,652,386

		Telecommunications: 1.3%
1,300		Alltel Corp.	71,305
3,070		AT&T Corp.	57,563

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.3% (continued)
1,500	@	Avaya, Inc.	$17,520
7,050		BellSouth Corp.	185,344
600		CenturyTel, Inc.	19,704
20,550	@	Cisco Systems, Inc.	367,639
1,300		Citizens Communications Co.	16,822
1,000	@	Comverse Technology, Inc.	25,220
1,600	@	Corning, Inc.	17,808
10,250		Motorola, Inc.	153,443
4,350	@	Nextel Communications, Inc.	123,627
5,000		QUALCOMM, Inc.	183,250
12,700		SBC Communications, Inc.	300,862
700		Scientific-Atlanta, Inc.	19,754
5,700		Sprint Corp.	129,675
1,350	@	Tellabs, Inc.	9,855
2,150		Verizon Communications, Inc.	76,325

			1,775,716

		Textiles: 0.0%
600		Cintas Corp.	24,786

			24,786

		Toys/Games/Hobbies: 0.0%
950		Hasbro, Inc.	19,428
1,550		Mattel, Inc.	33,092

			52,520

		Transportation: 0.4%
1,300		Burlington Northern Santa Fe Corp.	70,109
900		CSX Corp.	37,485
1,250		FedEx Corp.	117,438
1,550		Norfolk Southern Corp.	57,428
200		Ryder System, Inc.	8,340
750		Union Pacific Corp.	52,275
3,450		United Parcel Service, Inc.	250,952

			594,027

		Total Common Stock (Cost $31,870,177)	34,911,272

PORTFOLIO OF INVESTMENTS
ING GET Fund Series R	as of March 31, 2005 (Unaudited) (continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 58.6%
		Federal Home Loan Mortgage Corporation: 1.3%
$2,000,000		4.260%, due 09/15/07		$1,807,998

				1,807,998

		Federal National Mortgage Association: 48.3%
67,000,000		4.210%, due 06/15/07		61,232,104
6,250,000		4.210%, due 07/15/07		5,693,563

				66,925,667

		Other Agency Obligations: 9.0%
3,720,000		FICO STRIP, 4.160%, due 06/06/07		3,406,069
7,558,000		FICO STRIP, 4.300%, due 12/06/07		6,765,642
2,653,000		FICO STRIP, 4.310%, due 12/27/07		2,368,861

				12,540,572

		Total U.S. Government Agency Obligations (Cost $81,217,933)		81,274,237

U.S. TREASURY OBLIGATIONS: 7.4%
		U.S. Treasury STRIP: 7.4%
11,115,000		3.860%, due 05/15/07		10,255,177

		Total U.S. Treasury Obligations (Cost $10,417,526)		10,255,177

OTHER BONDS: 7.9%
		Sovereign: 7.9%
9,063,000		Israel Trust, 4.470%, due 11/15/07		8,097,963
3,185,000		Turkey Trust, 4.330%, due 05/15/07		2,913,660

		Total Other Bonds (Cost $11,197,757)		11,011,623

		Total Long-Term Investments (Cost $134,703,393)		137,452,309

SHORT-TERM INVESTMENTS: 1.0%
		Repurchase Agreement: 1.0%
1,455,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $1,455,115 to be received upon repurchase (Collateralized by $1,505,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $1,488,682, due 11/15/07).		1,455,000

		Total Short-Term Investments (Cost $1,455,000)		1,455,000

		Total Investments In Securities
		(Cost $136,158,393)*	100.1%	$138,907,309
		Other Assets and Liabilities—Net	(0.1)	(130,278)

		Net Assets	100.0%	$138,777,031

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $136,806,540. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,729,201
		Gross Unrealized Depreciation		(1,628,432)

		Net Unrealized Appreciation		$2,100,769

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 26.6%
		Advertising: 0.1%
1,900	@	Interpublic Group of Cos., Inc.	$23,332
950		Omnicom Group, Inc.	84,094

			107,426

		Aerospace/Defense: 0.5%
3,800		Boeing Co.	222,148
900		General Dynamics Corp.	96,345
450		Goodrich Corp.	17,231
450		L-3 Communications Holdings, Inc.	31,959
2,650		Lockheed Martin Corp.	161,809
1,600		Northrop Grumman Corp.	86,368
2,050		Raytheon Co.	79,335
780		Rockwell Collins, Inc.	37,120
2,300		United Technologies Corp.	233,818

			966,133

		Agriculture: 0.5%
9,200		Altria Group, Inc.	601,588
4,900		Archer-Daniels-Midland Co.	120,442
1,700		Monsanto Co.	109,650
800		Reynolds American, Inc.	64,472
750		UST, Inc.	38,775

			934,927

		Apparel: 0.2%
1,450	@	Coach, Inc.	82,114
510		Jones Apparel Group, Inc.	17,080
460		Liz Claiborne, Inc.	18,460
1,550		Nike, Inc.	129,130
400		Reebok Intl., Ltd.	17,720
750		VF Corp.	44,355

			308,859

		Auto Manufacturers: 0.1%
11,250		Ford Motor Co.	127,463
765		PACCAR, Inc.	55,378

			182,841

		Auto Parts and Equipment: 0.0%
950		Johnson Controls, Inc.	52,972

			52,972

		Banks: 1.7%
2,000		AmSouth Bancorporation	51,900
24,458		Bank of America Corp.	1,078,597
2,350		BB&T Corp.	91,838
950		Comerica, Inc.	52,326
500		Compass Bancshares, Inc.	22,700
450		Fifth Third Bancorp	19,341
650		First Horizon National Corp.	26,514
850		Huntington Bancshares, Inc.	20,315
2,250		KeyCorp	73,013
600		M & T Bank Corp.	61,236
1,050		Marshall & Ilsley Corp.	43,838
1,850		Mellon Financial Corp.	52,799
3,000		National City Corp.	100,500
1,975		North Fork Bancorp, Inc.	54,787
1,000		Northern Trust Corp.	43,440
1,250		PNC Financial Services Group, Inc.	64,350

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.7% (continued)
300		State Street Corp.	$13,116
1,550		SunTrust Banks, Inc.	111,709
1,469		Synovus Financial Corp.	40,926
3,350		The Bank of New York Co., Inc.	97,318
8,150		U.S. Bancorp	234,882
9,674		Wachovia Corp.	492,502
7,600		Wells Fargo & Co.	454,479
450		Zions Bancorporation	31,059

			3,333,485

		Beverages: 0.7%
3,600		Anheuser-Busch Cos., Inc.	170,604
600		Brown-Forman Corp.	32,850
13,800		Coca-Cola Co.	575,045
2,450		Coca-Cola Enterprises, Inc.	50,274
250		Molson Coors Brewing Co.	19,293
1,050		Pepsi Bottling Group, Inc.	29,243
7,650		PepsiCo, Inc.	405,680

			1,282,989

		Biotechnology: 0.2%
5,600	@	Amgen, Inc.	325,976
1,100	@	Genzyme Corp.	62,964
300	@	Millipore Corp.	13,020

			401,960

		Building Materials: 0.1%
1,350		American Standard Cos., Inc.	62,748
2,000		Masco Corp.	69,340
700		Vulcan Materials Co.	39,781

			171,869

		Chemicals: 0.5%
1,000		Air Products & Chemicals, Inc.	63,290
400		Ashland, Inc.	26,988
5,850		Dow Chemical Co.	291,622
4,750		E.I. du Pont de Nemours & Co.	243,390
450		Eastman Chemical Co.	26,550
500		Ecolab, Inc.	16,525
700		Engelhard Corp.	21,021
400		International Flavors & Fragrances, Inc.	15,800
1,400		PPG Industries, Inc.	100,128
1,450		Praxair, Inc.	69,397
1,200		Rohm & Haas Co.	57,600
1,000		Sherwin-Williams Co.	43,990
450		Sigma-Aldrich Corp.	27,563

			1,003,864

		Commercial Services: 0.2%
150	@	Apollo Group, Inc.	11,109
4,600		Cendant Corp.	94,484
700		Equifax, Inc.	21,483
1,080		H&R Block, Inc.	54,626
2,300		McKesson Corp.	86,825
750		Moody’s Corp.	60,645
1,600		Paychex, Inc.	52,512
700		R.R. Donnelley & Sons Co.	22,134
650		Robert Half Intl., Inc.	17,524

			421,342

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.5%
6,100	@	Apple Computer, Inc.	$254,187
1,000	@	Computer Sciences Corp.	45,850
19,000	@	Dell, Inc.	729,980
2,300		Electronic Data Systems Corp.	47,541
14,400	@	EMC Corp.	177,408
13,600		Hewlett-Packard Co.	298,384
9,950		International Business Machines Corp.	909,231
540	@	Lexmark Intl., Inc.	43,184
900	@	NCR Corp.	30,366
2,900	@	Network Appliance, Inc.	80,214
25,100	@	Sun Microsystems, Inc.	101,404
1,550	@	Sungard Data Systems, Inc.	53,475
1,850	@	Unisys Corp.	13,061

			2,784,285

		Cosmetics/Personal Care: 0.7%
450		Alberto-Culver Co.	21,537
2,150		Avon Products, Inc.	92,321
2,450		Colgate-Palmolive Co.	127,817
4,500		Gillette Co.	227,160
2,150		Kimberly-Clark Corp.	141,320
15,350		Procter & Gamble Co.	813,549

			1,423,704

		Distribution/Wholesale: 0.0%
800		Genuine Parts Co.	34,792
700		W.W. Grainger, Inc.	43,589

			78,381

		Diversified Financial Services: 1.8%
5,300		American Express Co.	272,261
720		Bear Stearns Cos., Inc.	71,928
1,070		Capital One Financial Corp.	80,004
1,000		Charles Schwab Corp.	10,510
1,250		CIT Group, Inc.	47,500
23,300		Citigroup, Inc.	1,047,101
3,598		Countrywide Financial Corp.	116,791
2,000	@	E*TRADE Financial Corp.	24,000
4,190		Fannie Mae	228,146
600		Federated Investors, Inc.	16,986
1,100		Franklin Resources, Inc.	75,515
3,140		Freddie Mac	198,448
2,150		Goldman Sachs Group, Inc.	236,479
1,600		Lehman Brothers Holdings, Inc.	150,656
5,400		MBNA Corp.	132,570
4,250		Merrill Lynch & Co., Inc.	240,550
4,800		Morgan Stanley	274,799
2,100	@	Providian Financial Corp.	36,036
2,100		SLM Corp.	104,664
550		T. Rowe Price Group, Inc.	32,659

			3,397,603

		Electric: 0.8%
3,950	@	AES Corp.	64,701
750	@	Allegheny Energy, Inc.	15,495
900		Ameren Corp.	44,109
1,700		American Electric Power Co., Inc.	57,902
1,250		CenterPoint Energy, Inc.	15,038
850		Cinergy Corp.	34,442

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.8% (continued)
1,300		Consolidated Edison, Inc.	$54,834
1,050		Constellation Energy Group, Inc.	54,285
1,500		Dominion Resources, Inc.	111,645
800		DTE Energy Co.	36,384
5,700		Duke Energy Corp.	159,656
1,440		Edison Intl.	49,997
1,000		Entergy Corp.	70,660
3,050		Exelon Corp.	139,964
1,500		FirstEnergy Corp.	62,925
1,500		FPL Group, Inc.	60,225
1,350		NiSource, Inc.	30,767
2,200		PG&E Corp.	75,020
850		PPL Corp.	45,892
200		Progress Energy, Inc.	8,390
200		Public Service Enterprise Group, Inc.	10,878
3,250		Southern Co.	103,448
950		TECO Energy, Inc.	14,896
1,450		TXU Corp.	115,463
350		Xcel Energy, Inc.	6,013

			1,443,029

		Electrical Components and Equipment: 0.1%
1,850		Emerson Electric Co.	120,121

			120,121

		Electronics: 0.1%
2,350	@	Agilent Technologies, Inc.	52,169
850		Applera Corp. — Applied Biosystems Group	16,779
100	@	Fisher Scientific Intl., Inc.	5,692
890	@	Jabil Circuit, Inc.	25,383
550		Parker Hannifin Corp.	33,506
600		PerkinElmer, Inc.	12,378
4,750	@	Solectron Corp.	16,483
500		Tektronix, Inc.	12,265
900	@	Thermo Electron Corp.	22,761
650	@	Waters Corp.	23,264

			220,680

		Engineering and Construction: 0.0%
50		Fluor Corp.	2,772

			2,772

		Environmental Control: 0.0%
2,500		Waste Management, Inc.	72,125

			72,125

		Food: 0.4%
350		Albertson’s, Inc.	7,228
1,800		Campbell Soup Co.	52,236
2,650		ConAgra Foods, Inc.	71,603
1,550		General Mills, Inc.	76,183
1,750		H.J. Heinz Co.	64,470
1,000		Hershey Foods Corp.	60,460
1,900		Kellogg Co.	82,212
3,300	@	Kroger Co.	52,899
750		McCormick & Co., Inc.	25,823
2,050	@	Safeway, Inc.	37,987
4,000		Sara Lee Corp.	88,639
850		SUPERVALU, Inc.	28,348
1,000		Wm. Wrigley Jr. Co.	65,570

			713,658

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
250		Georgia-Pacific Corp.	$8,873
2,200		International Paper Co.	80,937
690		Louisiana-Pacific Corp.	17,347
1,000		MeadWestvaco Corp.	31,820
800		Plum Creek Timber Co., Inc.	28,560
300		Temple-Inland, Inc.	21,765
1,150		Weyerhaeuser Co.	78,775

			268,077

		Gas: 0.1%
950		KeySpan Corp.	37,022
1,890		Sempra Energy	75,297

			112,319

		Hand/Machine Tools: 0.0%
620		Black & Decker Corp.	48,974
200		Snap-On, Inc.	6,358
500		Stanley Works	22,635

			77,967

		Healthcare-Products: 1.0%
300		Bausch & Lomb, Inc.	21,990
1,050		Baxter Intl., Inc.	35,679
1,880		Becton Dickinson & Co.	109,830
1,350		Biomet, Inc.	49,005
3,500	@	Boston Scientific Corp.	102,515
600		C.R. Bard, Inc.	40,848
1,480		Guidant Corp.	109,372
15,900		Johnson & Johnson	1,067,843
5,400		Medtronic, Inc.	275,130
1,800	@	St. Jude Medical, Inc.	64,800
350		Stryker Corp.	15,614
1,100	@	Zimmer Holdings, Inc.	85,591

			1,978,217

		Healthcare-Services: 0.6%
2,320		Aetna, Inc.	173,884
1,100	@	Humana, Inc.	35,134
600	@	Laboratory Corp. of America Holdings	28,920
500		Manor Care, Inc.	18,180
450		Quest Diagnostics, Inc.	47,309
5,050		UnitedHealth Group, Inc.	481,669
2,300	@	WellPoint, Inc.	288,305

			1,073,401

		Home Furnishings: 0.0%
1,100		Leggett & Platt, Inc.	31,768
300		Whirlpool Corp.	20,319

			52,087

		Household Products/Wares: 0.1%
550		Avery Dennison Corp.	34,062
1,000		Clorox Co.	62,990
800		Fortune Brands, Inc.	64,504

			161,556

		Housewares: 0.0%
1,250		Newell Rubbermaid, Inc.	27,425

			27,425

		Insurance: 1.3%
1,300	@@	ACE Ltd.	53,651
2,200		AFLAC, Inc.	81,972

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.3% (continued)
3,000		Allstate Corp.	$162,180
450		AMBAC Financial Group, Inc.	33,638
13,350		American Intl. Group, Inc.	739,723
1,450		AON Corp.	33,118
1,450		Chubb Corp.	114,942
960		CIGNA Corp.	85,728
840		Cincinnati Financial Corp.	36,632
1,350		Hartford Financial Services Group, Inc.	92,556
650		Jefferson-Pilot Corp.	31,883
800		Lincoln National Corp.	36,112
1,450		Loews Corp.	106,633
800		MBIA, Inc.	41,824
5,800		MetLife, Inc.	226,779
500		MGIC Investment Corp.	30,835
1,800		Principal Financial Group	69,282
1,200		Progressive Corp.	110,112
3,050		Prudential Financial, Inc.	175,070
900		Safeco Corp.	43,839
2,900		St. Paul Travelers Cos., Inc.	106,517
500		Torchmark Corp.	26,100
1,400		UnumProvident Corp.	23,828
850	@@	XL Capital Ltd.	61,515

			2,524,469

		Internet: 0.3%
6,000	@	eBay, Inc.	223,559
550	@	Monster Worldwide, Inc.	15,428
5,450	@	Symantec Corp.	116,249
6,250	@	Yahoo!, Inc.	211,875

			567,111

		Iron/Steel: 0.1%
800		Nucor Corp.	46,048
950		United States Steel Corp.	48,308

			94,356

		Leisure Time: 0.1%
550		Brunswick Corp.	25,768
2,650		Carnival Corp.	137,296
1,300		Harley-Davidson, Inc.	75,088
750		Sabre Holdings Corp.	16,410

			254,562

		Lodging: 0.1%
530		Harrah’s Entertainment, Inc.	34,227
1,850		Hilton Hotels Corp.	41,348
1,200		Marriott Intl., Inc.	80,232
1,000		Starwood Hotels & Resorts Worldwide, Inc.	60,030

			215,837

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	17,588
250		Deere & Co.	16,783
1,450		Rockwell Automation, Inc.	82,127

			116,498

		Media: 0.7%
10,100	@	Comcast Corp.	341,177
250		Gannett Co., Inc.	19,770
850		McGraw-Hill Cos., Inc.	74,163
340		Meredith Corp.	15,895

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.7% (continued)
150		New York Times Co.	$5,487
2,450		News Corp.	41,454
20,100	@	Time Warner, Inc.	352,754
550		Tribune Co.	21,929
7,550		Viacom, Inc.	262,967
9,150		Walt Disney Co.	262,880

			1,398,476

		Mining: 0.0%
600		Phelps Dodge Corp.	61,038

			61,038

		Miscellaneous Manufacturing: 1.6%
4,750		3M Co.	407,027
500		Cooper Industries Ltd.	35,760
1,300		Danaher Corp.	69,433
850		Dover Corp.	32,122
1,410		Eastman Kodak Co.	45,896
750		Eaton Corp.	49,050
47,950		General Electric Co.	1,729,076
3,550		Honeywell Intl., Inc.	132,095
1,250		Illinois Tool Works, Inc.	111,913
750	@@	Ingersoll-Rand Co. Ltd.	59,738
400		ITT Industries, Inc.	36,096
600		Pall Corp.	16,272
820		Textron, Inc.	61,188
9,200	@@	Tyco Intl., Ltd.	310,959

			3,096,625

		Office/Business Equipment: 0.1%
1,350		Pitney Bowes, Inc.	60,912
5,600	@	Xerox Corp.	84,840

			145,752

		Oil and Gas: 2.4%
420		Amerada Hess Corp.	40,408
1,250		Anadarko Petroleum Corp.	95,125
1,222		Apache Corp.	74,823
2,400		Burlington Resources, Inc.	120,168
13,650		ChevronTexaco Corp.	795,931
2,700		ConocoPhillips	291,168
2,350		Devon Energy Corp.	112,213
1,200		EOG Resources, Inc.	58,488
41,400		Exxon Mobil Corp.	2,467,439
500		Kerr-McGee Corp.	39,165
1,700		Marathon Oil Corp.	79,764
100		Noble Corp.	5,621
2,060		Occidental Petroleum Corp.	146,610
350		Sunoco, Inc.	36,232
1,200	@	Transocean, Inc.	61,752
1,400		Unocal Corp.	86,366
1,700		Valero Energy Corp.	124,559

			4,635,832

		Oil and Gas Services: 0.1%
1,400		Baker Hughes, Inc.	62,286
100		BJ Services Co.	5,188
1,750		Halliburton Co.	75,688
650	@	National-Oilwell, Inc.	30,355

			173,517

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.1%
860		Ball Corp.	$35,672
800		Bemis Co.	24,896
550	@	Pactiv Corp.	12,843
350	@	Sealed Air Corp.	18,179

			91,590

		Pharmaceuticals: 1.5%
7,000		Abbott Laboratories	326,340
650		Allergan, Inc.	45,156
550		AmerisourceBergen Corp.	31,510
8,900		Bristol-Myers Squibb Co.	226,594
3,200		Cardinal Health, Inc.	178,560
3,400	@	Caremark Rx, Inc.	135,252
1,000		Eli Lilly & Co.	52,100
400	@	Express Scripts, Inc.	34,876
1,700	@	Forest Laboratories, Inc.	62,815
1,900	@	Gilead Sciences, Inc.	68,020
800	@	Hospira, Inc.	25,816
1,500	@	King Pharmaceuticals, Inc.	12,465
1,246	@	Medco Health Solutions, Inc.	61,764
10,100		Merck & Co., Inc.	326,936
33,740		Pfizer, Inc.	886,349
6,650		Schering-Plough Corp.	120,698
6,000		Wyeth	253,080

			2,848,331

		Pipelines: 0.0%
2,400		El Paso Corp.	25,392
200		Kinder Morgan, Inc.	15,140
2,650		Williams Cos., Inc.	49,847

			90,379

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	14,880
900		Archstone-Smith Trust	30,699
1,700		Equity Office Properties Trust	51,221
1,200		Equity Residential	38,652
900		Simon Property Group, Inc.	54,522

			189,974

		Retail: 1.9%
1,250	@	Autonation, Inc.	23,675
1,550	@	Bed Bath & Beyond, Inc.	56,637
2,450		Best Buy Co., Inc.	132,325
700		Circuit City Stores, Inc.	11,235
2,150		Costco Wholesale Corp.	94,987
2,000		CVS Corp.	105,240
900		Darden Restaurants, Inc.	27,612
800		Family Dollar Stores, Inc.	24,288
750		Federated Department Stores, Inc.	47,730
5,680		Gap, Inc.	124,051
9,900		Home Depot, Inc.	378,575
2,000		J.C. Penney Co., Inc. Holding Co.	103,840
1,700		Limited Brands, Inc.	41,310
3,520		Lowe’s Cos., Inc.	200,957
1,350		May Department Stores Co.	49,977
7,700		McDonald’s Corp.	239,778
750		Nordstrom, Inc.	41,535
1,990	@	Office Depot, Inc.	44,138

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.9% (continued)
290		RadioShack Corp.	$7,105
450	@	Sears Holdings Corp.	59,927
3,770		Staples, Inc.	118,491
1,800	@	Starbucks Corp.	92,988
3,850		Target Corp.	192,577
2,450		TJX Cos., Inc.	60,344
1,150	@	Toys R US, Inc.	29,624
15,300		Wal-Mart Stores, Inc.	766,682
7,850		Walgreen Co.	348,696
900		Wendy’s Intl., Inc.	35,136
1,450		Yum! Brands, Inc.	75,125

			3,534,585

		Savings and Loans: 0.1%
1,220		Golden West Financial Corp.	73,810
3,650		Washington Mutual, Inc.	144,175

			217,985

		Semiconductors: 0.8%
1,500	@	Altera Corp.	29,670
1,700		Analog Devices, Inc.	61,438
7,000	@	Applied Materials, Inc.	113,750
1,300	@	Broadcom Corp.	38,896
1,512	@	Freescale Semiconductor, Inc.	26,082
37,950		Intel Corp.	881,578
200	@	KLA-Tencor Corp.	9,202
1,600		Linear Technology Corp.	61,296
600		Maxim Integrated Products, Inc.	24,522
1,700		National Semiconductor Corp.	35,037
650	@	Novellus Systems, Inc.	17,375
750	@	Nvidia Corp.	17,820
400	@	QLogic Corp.	16,200
7,850		Texas Instruments, Inc.	200,097

			1,532,963

		Software: 1.3%
1,500		Adobe Systems, Inc.	100,755
1,400		Autodesk, Inc.	41,664
2,500		Automatic Data Processing, Inc.	112,375
1,460	@	BMC Software, Inc.	21,900
1,200	@	Citrix Systems, Inc.	28,584
3,000		Computer Associates Intl., Inc.	81,300
2,450	@	Compuware Corp.	17,640
1,370	@	Electronic Arts, Inc.	70,939
4,878		First Data Corp.	191,754
900	@	Fiserv, Inc.	35,820
1,550		IMS Health, Inc.	37,805
950	@	Intuit, Inc.	41,582
400	@	Mercury Interactive Corp.	18,952
45,700		Microsoft Corp.	1,104,568
1,350	@	Novell, Inc.	8,046
34,500	@	Oracle Corp.	430,560
1,940	@	Siebel Systems, Inc.	17,712
2,100	@	Veritas Software Corp.	48,762

			2,410,718

		Telecommunications: 1.4%
1,900		Alltel Corp.	104,215
4,500		AT&T Corp.	84,375

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.4% (continued)
2,050	@	Avaya, Inc.	$23,944
10,250		BellSouth Corp.	269,473
800		CenturyTel, Inc.	26,272
29,950	@	Cisco Systems, Inc.	535,805
1,900		Citizens Communications Co.	24,586
1,200	@	Comverse Technology, Inc.	30,264
2,350	@	Corning, Inc.	26,156
14,950		Motorola, Inc.	223,802
6,300	@	Nextel Communications, Inc.	179,046
7,300		QUALCOMM, Inc.	267,545
18,550		SBC Communications, Inc.	439,449
1,050		Scientific-Atlanta, Inc.	29,631
8,300		Sprint Corp.	188,825
3,000	@	Tellabs, Inc.	21,900
3,100		Verizon Communications, Inc.	110,050

			2,585,338

		Textiles: 0.0%
800		Cintas Corp.	33,048

			33,048

		Toys/Games/Hobbies: 0.0%
1,300		Hasbro, Inc.	26,585
2,150		Mattel, Inc.	45,903

			72,488

		Transportation: 0.4%
1,700		Burlington Northern Santa Fe Corp.	91,681
950		CSX Corp.	39,568
1,850		FedEx Corp.	173,808
2,250		Norfolk Southern Corp.	83,363
250		Ryder System, Inc.	10,425
1,100		Union Pacific Corp.	76,670
5,050		United Parcel Service, Inc.	367,336

			842,851

		Total Common Stock
		(Cost $46,506,804)	50,910,397

PORTFOLIO OF INVESTMENTS
ING GET Fund Series S	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 61.7%
		Federal Home Loan Bank: 18.9%
$40,000,000		4.360%, due 09/14/07		$36,081,360

				36,081,360

		Federal Home Loan Mortgage Corporation: 19.2%
538,000		4.260%, due 09/15/07		486,351
40,000,000		4.270%, due 09/14/07		36,150,000

				36,636,351

		Federal National Mortgage Association: 23.6%
50,000,000		4.260%, due 09/14/07		45,197,401

				45,197,401

		Total U.S. Government Agency Obligations
		(Cost $120,441,033)		117,915,112

U.S. TREASURY OBLIGATIONS: 6.0%
		U.S. Treasury STRIP: 6.0%
12,519,000		3.900%, due 08/15/07		11,430,886

		Total U.S. Treasury Obligations
		(Cost $11,688,396)		11,430,886

OTHER BONDS: 5.4%
		Sovereign: 5.4%
10,163,000		Israel Trust, 4.470%, due 11/15/07		9,080,833
1,450,000		Turkey Trust, 4.470%, due 11/15/07		1,295,603

		Total Other Bonds
		(Cost $10,712,319)		10,376,436

		Total Long-Term Investments
		(Cost $189,348,552)		190,632,831

SHORT-TERM INVESTMENTS: 0.4%
		Repurchase Agreement: 0.4%
665,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $665,053 to be received upon repurchase (Collateralized by $680,000 First Home Owner Rate, 1.350%, Market Value plus accrued interest $680,119, due 04/15/05).		665,000

		Total Short-Term Investments
		(Cost $665,000)		665,000

		Total Investments In Securities
		(Cost $190,013,552)*	100.1%	$191,297,831
		Other Assets and Liabilities—Net	(0.1)	(179,679)

		Net Assets	100.0%	$191,118,152

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $190,476,108.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,518,771
		Gross Unrealized Depreciation		(4,697,048)

		Net Unrealized Appreciation		$821,723

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 26.0%
		Advertising: 0.1%
1,500	@	Interpublic Group of Cos., Inc.	$18,420
650		Omnicom Group, Inc.	57,538

			75,958

		Aerospace/Defense: 0.5%
3,000		Boeing Co.	175,380
750		General Dynamics Corp.	80,288
400		Goodrich Corp.	15,316
350		L-3 Communications Holdings, Inc.	24,857
2,100		Lockheed Martin Corp.	128,226
1,350		Northrop Grumman Corp.	72,873
1,600		Raytheon Co.	61,920
640		Rockwell Collins, Inc.	30,458
1,800		United Technologies Corp.	182,987

			772,305

		Agriculture: 0.5%
7,250		Altria Group, Inc.	474,078
3,900		Archer-Daniels-Midland Co.	95,862
1,350		Monsanto Co.	87,075
400		Reynolds American, Inc.	32,236
600		UST, Inc.	31,020

			720,271

		Apparel: 0.2%
1,150	@	Coach, Inc.	65,125
400		Jones Apparel Group, Inc.	13,396
380		Liz Claiborne, Inc.	15,249
1,200		Nike, Inc.	99,972
300		Reebok Intl., Ltd.	13,290
600		VF Corp.	35,484

			242,516

		Auto Manufacturers: 0.1%
8,940		Ford Motor Co.	101,290
300	@	Navistar Intl. Corp.	10,920
600		PACCAR, Inc.	43,434

			155,644

		Auto Parts and Equipment: 0.0%
800		Johnson Controls, Inc.	44,608

			44,608

		Banks: 1.7%
1,300		AmSouth Bancorporation	33,735
19,570		Bank of America Corp.	863,036
2,000		BB&T Corp.	78,160
900		Comerica, Inc.	49,572
400		Compass Bancshares, Inc.	18,160
350		Fifth Third Bancorp	15,043
550		First Horizon National Corp.	22,435
150		Huntington Bancshares, Inc.	3,585
1,900		KeyCorp	61,655
500		M & T Bank Corp.	51,030
700		Marshall & Ilsley Corp.	29,225
1,450		Mellon Financial Corp.	41,383
2,400		National City Corp.	80,400
1,325		North Fork Bancorp, Inc.	36,756
800		Northern Trust Corp.	34,752

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.7% (continued)
1,000		PNC Financial Services Group, Inc.	$51,480
250		State Street Corp.	10,930
1,300		SunTrust Banks, Inc.	93,691
1,180		Synovus Financial Corp.	32,875
2,700		The Bank of New York Co., Inc.	78,435
6,500		U.S. Bancorp	187,330
7,646		Wachovia Corp.	389,257
5,950		Wells Fargo & Co.	355,810
350		Zions Bancorporation	24,157

			2,642,892

		Beverages: 0.7%
2,800		Anheuser-Busch Cos., Inc.	132,692
500		Brown-Forman Corp.	27,375
10,950		Coca-Cola Co.	456,286
1,650		Coca-Cola Enterprises, Inc.	33,858
200		Molson Coors Brewing Co.	15,434
850		Pepsi Bottling Group, Inc.	23,673
5,950		PepsiCo, Inc.	315,529

			1,004,847

		Biotechnology: 0.2%
4,600	@	Amgen, Inc.	267,766
900	@	Genzyme Corp.	51,516
250	@	Millipore Corp.	10,850

			330,132

		Building Materials: 0.1%
1,050		American Standard Cos., Inc.	48,804
1,600		Masco Corp.	55,472
550		Vulcan Materials Co.	31,257

			135,533

		Chemicals: 0.5%
800		Air Products & Chemicals, Inc.	50,632
400		Ashland, Inc.	26,988
4,650		Dow Chemical Co.	231,802
3,800		E.I. du Pont de Nemours & Co.	194,712
350		Eastman Chemical Co.	20,650
400		Ecolab, Inc.	13,220
550		Engelhard Corp.	16,517
300		International Flavors & Fragrances, Inc.	11,850
1,100		PPG Industries, Inc.	78,672
1,150		Praxair, Inc.	55,039
850		Rohm & Haas Co.	40,800
800		Sherwin-Williams Co.	35,192
400		Sigma-Aldrich Corp.	24,500

			800,574

		Commercial Services: 0.2%
100	@	Apollo Group, Inc.	7,406
3,700		Cendant Corp.	75,998
550		Equifax, Inc.	16,880
750		H&R Block, Inc.	37,935
1,800		McKesson Corp.	67,950
600		Moody’s Corp.	48,516
1,100		Paychex, Inc.	36,102
1,000		R.R. Donnelley & Sons Co.	31,620
900		Robert Half Intl., Inc.	24,264

			346,671

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.4%
4,800	@	Apple Computer, Inc.	$200,016
800	@	Computer Sciences Corp.	36,680
14,950	@	Dell, Inc.	574,379
1,500		Electronic Data Systems Corp.	31,005
11,300	@	EMC Corp.	139,216
10,950		Hewlett-Packard Co.	240,243
8,050		International Business Machines Corp.	735,608
430	@	Lexmark Intl., Inc.	34,387
700	@	NCR Corp.	23,618
2,300	@	Network Appliance, Inc.	63,618
19,750	@	Sun Microsystems, Inc.	79,790
1,050	@	Sungard Data Systems, Inc.	36,225
1,200	@	Unisys Corp.	8,472

			2,203,257

		Cosmetics/Personal Care: 0.7%
450		Alberto-Culver Co.	21,537
1,600		Avon Products, Inc.	68,704
1,950		Colgate-Palmolive Co.	101,732
3,550		Gillette Co.	179,204
1,700		Kimberly-Clark Corp.	111,741
12,200		Procter & Gamble Co.	646,600

			1,129,518

		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	28,269
550		W.W. Grainger, Inc.	34,248

			62,517

		Diversified Financial Services: 1.8%
4,500		American Express Co.	231,164
690		Bear Stearns Cos., Inc.	68,931
850		Capital One Financial Corp.	63,555
800		Charles Schwab Corp.	8,408
1,000		CIT Group, Inc.	38,000
18,650		Citigroup, Inc.	838,130
2,848		Countrywide Financial Corp.	92,446
1,350	@	E*TRADE Financial Corp.	16,200
3,400		Fannie Mae	185,130
500		Federated Investors, Inc.	14,155
900		Franklin Resources, Inc.	61,785
2,400		Freddie Mac	151,680
1,700		Goldman Sachs Group, Inc.	186,983
1,300		Lehman Brothers Holdings, Inc.	122,408
4,450		MBNA Corp.	109,248
3,200		Merrill Lynch & Co., Inc.	181,120
3,850		Morgan Stanley	220,412
1,410	@	Providian Financial Corp.	24,196
1,500		SLM Corp.	74,760
450		T. Rowe Price Group, Inc.	26,721

			2,715,432

		Electric: 0.7%
3,150	@	AES Corp.	51,597
600	@	Allegheny Energy, Inc.	12,396
700		Ameren Corp.	34,307
1,350		American Electric Power Co., Inc.	45,981
1,050		CenterPoint Energy, Inc.	12,632
700		Cinergy Corp.	28,364

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.7% (continued)
1,050		Consolidated Edison, Inc.	$44,289
650		Constellation Energy Group, Inc.	33,605
1,150		Dominion Resources, Inc.	85,594
650		DTE Energy Co.	29,562
4,550		Duke Energy Corp.	127,445
940		Edison Intl.	32,637
800		Entergy Corp.	56,528
2,400		Exelon Corp.	110,135
1,200		FirstEnergy Corp.	50,340
1,500		FPL Group, Inc.	60,225
1,050		NiSource, Inc.	23,930
1,450		PG&E Corp.	49,445
650		PPL Corp.	35,094
200		Progress Energy, Inc.	8,390
150		Public Service Enterprise Group, Inc.	8,159
2,600		Southern Co.	82,758
750		TECO Energy, Inc.	11,760
1,150		TXU Corp.	91,574
300		Xcel Energy, Inc.	5,154

			1,131,901

		Electrical Components and Equipment: 0.1%
1,450		Emerson Electric Co.	94,149

			94,149

		Electronics: 0.1%
1,350	@	Agilent Technologies, Inc.	29,969
1,000		Applera Corp. — Applied Biosystems Group	19,740
100	@	Fisher Scientific Intl., Inc.	5,692
1,000	@	Jabil Circuit, Inc.	28,520
450		Parker Hannifin Corp.	27,414
400		PerkinElmer, Inc.	8,252
3,600	@	Solectron Corp.	12,492
250		Tektronix, Inc.	6,133
650	@	Thermo Electron Corp.	16,439
550	@	Waters Corp.	19,685

			174,336

		Engineering and Construction: 0.0%
300		Fluor Corp.	16,629

			16,629

		Environmental Control: 0.0%
2,000		Waste Management, Inc.	57,700

			57,700

		Food: 0.3%
250		Albertson’s, Inc.	5,163
1,200		Campbell Soup Co.	34,824
1,500		ConAgra Foods, Inc.	40,530
1,300		General Mills, Inc.	63,894
1,000		H.J. Heinz Co.	36,840
800		Hershey Foods Corp.	48,368
1,450		Kellogg Co.	62,741
2,600	@	Kroger Co.	41,678
650		McCormick & Co., Inc.	22,380
1,600	@	Safeway, Inc.	29,648
2,650		Sara Lee Corp.	58,724
750		SUPERVALU, Inc.	25,013
800		Wm. Wrigley Jr. Co.	52,456

			522,259

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2%
200		Georgia-Pacific Corp.	$7,098
1,800		International Paper Co.	66,222
550		Louisiana-Pacific Corp.	13,827
1,200		MeadWestvaco Corp.	38,184
650		Plum Creek Timber Co., Inc.	23,205
250		Temple-Inland, Inc.	18,138
1,050		Weyerhaeuser Co.	71,925

			238,599

		Gas: 0.1%
700		KeySpan Corp.	27,279
1,500		Sempra Energy	59,760

			87,039

		Hand/Machine Tools: 0.0%
490		Black & Decker Corp.	38,705
200		Snap-On, Inc.	6,358
400		Stanley Works	18,108

			63,171

		Healthcare-Products: 1.0%
300		Bausch & Lomb, Inc.	21,990
850		Baxter Intl., Inc.	28,883
1,550		Becton Dickinson & Co.	90,551
850		Biomet, Inc.	30,855
3,000	@	Boston Scientific Corp.	87,870
500		C.R. Bard, Inc.	34,040
1,170		Guidant Corp.	86,463
12,700		Johnson & Johnson	852,932
4,200		Medtronic, Inc.	213,990
1,150	@	St. Jude Medical, Inc.	41,400
300		Stryker Corp.	13,383
900	@	Zimmer Holdings, Inc.	70,029

			1,572,386

		Healthcare-Services: 0.6%
1,860		Aetna, Inc.	139,407
900	@	Humana, Inc.	28,746
500	@	Laboratory Corp. of America Holdings	24,100
250		Manor Care, Inc.	9,090
400		Quest Diagnostics, Inc.	42,052
3,950		UnitedHealth Group, Inc.	376,751
1,790	@	WellPoint, Inc.	224,377

			844,523

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,880
300		Whirlpool Corp.	20,319

			49,199

		Household Products/Wares: 0.1%
450		Avery Dennison Corp.	27,869
850		Clorox Co.	53,541
600		Fortune Brands, Inc.	48,378

			129,788

		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	21,940

			21,940

		Insurance: 1.3%
1,100	@@	ACE Ltd.	45,397
1,800		AFLAC, Inc.	67,068

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.3% (continued)
2,350		Allstate Corp.	$127,040
450		AMBAC Financial Group, Inc.	33,638
10,550		American Intl. Group, Inc.	584,575
1,150		AON Corp.	26,266
1,150		Chubb Corp.	91,161
820		CIGNA Corp.	73,226
682		Cincinnati Financial Corp.	29,742
1,100		Hartford Financial Services Group, Inc.	75,416
500		Jefferson-Pilot Corp.	24,525
800		Lincoln National Corp.	36,112
1,150		Loews Corp.	84,571
650		MBIA, Inc.	33,982
4,600		MetLife, Inc.	179,859
550		MGIC Investment Corp.	33,919
1,450		Principal Financial Group	55,811
950		Progressive Corp.	87,172
2,550		Prudential Financial, Inc.	146,369
550		Safeco Corp.	26,791
2,350		St. Paul Travelers Cos., Inc.	86,316
450		Torchmark Corp.	23,490
1,100		UnumProvident Corp.	18,722
600	@@	XL Capital Ltd.	43,422

			2,034,590

		Internet: 0.3%
4,700	@	eBay, Inc.	175,121
450	@	Monster Worldwide, Inc.	12,623
4,350	@	Symantec Corp.	92,786
4,800	@	Yahoo!, Inc.	162,720

			443,250

		Iron/Steel: 0.0%
500		Nucor Corp.	28,780
750		United States Steel Corp.	38,138

			66,918

		Leisure Time: 0.1%
560		Brunswick Corp.	26,236
2,200		Carnival Corp.	113,982
1,050		Harley-Davidson, Inc.	60,648
750		Sabre Holdings Corp.	16,410

			217,276

		Lodging: 0.1%
550		Harrah’s Entertainment, Inc.	35,519
1,750		Hilton Hotels Corp.	39,113
1,050		Marriott Intl., Inc.	70,203
800		Starwood Hotels & Resorts Worldwide, Inc.	48,024

			192,859

		Machinery-Diversified: 0.1%
200		Cummins, Inc.	14,070
200		Deere & Co.	13,426
1,100		Rockwell Automation, Inc.	62,304

			89,800

		Media: 0.7%
8,000	@	Comcast Corp.	270,240
200		Gannett Co., Inc.	15,816
700		McGraw-Hill Cos., Inc.	61,075
150		Meredith Corp.	7,013

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.7% (continued)
500		New York Times Co.	$18,290
1,900		News Corp.	32,148
16,600	@	Time Warner, Inc.	291,329
450		Tribune Co.	17,942
5,900		Viacom, Inc.	205,497
7,050		Walt Disney Co.	202,547

			1,121,897

		Mining: 0.0%
500		Phelps Dodge Corp.	50,865

			50,865

		Miscellaneous Manufacturing: 1.6%
3,750		3M Co.	321,337
350		Cooper Industries Ltd.	25,032
1,050		Danaher Corp.	56,081
800		Dover Corp.	30,232
980		Eastman Kodak Co.	31,899
650		Eaton Corp.	42,510
37,950		General Electric Co.	1,368,476
3,000		Honeywell Intl., Inc.	111,630
1,050		Illinois Tool Works, Inc.	94,007
700	@@	Ingersoll-Rand Co. Ltd.	55,755
330		ITT Industries, Inc.	29,779
500		Pall Corp.	13,560
650		Textron, Inc.	48,503
7,000	@@	Tyco Intl., Ltd.	236,600

			2,465,401

		Office/Business Equipment: 0.1%
1,050		Pitney Bowes, Inc.	47,376
3,400	@	Xerox Corp.	51,510

			98,886

		Oil and Gas: 2.4%
400		Amerada Hess Corp.	38,484
1,000		Anadarko Petroleum Corp.	76,100
1,004		Apache Corp.	61,475
1,900		Burlington Resources, Inc.	95,133
10,800		ChevronTexaco Corp.	629,747
2,100		ConocoPhillips	226,463
1,850		Devon Energy Corp.	88,338
1,000		EOG Resources, Inc.	48,740
32,850		Exxon Mobil Corp.	1,957,859
400		Kerr-McGee Corp.	31,332
1,450		Marathon Oil Corp.	68,034
100		Noble Corp.	5,621
1,650		Occidental Petroleum Corp.	117,431
250		Sunoco, Inc.	25,880
1,000	@	Transocean, Inc.	51,460
950		Unocal Corp.	58,606
1,250		Valero Energy Corp.	91,588

			3,672,291

		Oil and Gas Services: 0.1%
950		Baker Hughes, Inc.	42,266
100		BJ Services Co.	5,188
1,550		Halliburton Co.	67,037
500	@	National-Oilwell, Inc.	23,350

			137,841

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.1%
600		Ball Corp.	$24,888
600		Bemis Co.	18,672
700	@	Pactiv Corp.	16,345
300	@	Sealed Air Corp.	15,582

			75,487

		Pharmaceuticals: 1.5%
5,550		Abbott Laboratories	258,740
550		Allergan, Inc.	38,209
450		AmerisourceBergen Corp.	25,781
6,750		Bristol-Myers Squibb Co.	171,855
2,700		Cardinal Health, Inc.	150,660
2,700	@	Caremark Rx, Inc.	107,406
800		Eli Lilly & Co.	41,680
400	@	Express Scripts, Inc.	34,876
1,350	@	Forest Laboratories, Inc.	49,883
1,250	@	Gilead Sciences, Inc.	44,750
650	@	Hospira, Inc.	20,976
1,020	@	King Pharmaceuticals, Inc.	8,476
991	@	Medco Health Solutions, Inc.	49,124
8,050		Merck & Co., Inc.	260,578
27,120		Pfizer, Inc.	712,441
5,250		Schering-Plough Corp.	95,288
4,600		Wyeth	194,027

			2,264,750

		Pipelines: 0.0%
1,600		El Paso Corp.	16,928
350		Kinder Morgan, Inc.	26,495
1,800		Williams Cos., Inc.	33,858

			77,281

		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,020
850		Archstone-Smith Trust	28,994
1,350		Equity Office Properties Trust	40,676
950		Equity Residential	30,600
750		Simon Property Group, Inc.	45,434

			158,724

		Retail: 1.8%
1,000	@	Autonation, Inc.	18,940
950	@	Bed Bath & Beyond, Inc.	34,713
1,950		Best Buy Co., Inc.	105,320
1,050		Circuit City Stores, Inc.	16,853
1,700		Costco Wholesale Corp.	75,106
1,350		CVS Corp.	71,037
850		Darden Restaurants, Inc.	26,078
750		Family Dollar Stores, Inc.	22,770
700		Federated Department Stores, Inc.	44,548
4,490		Gap, Inc.	98,062
7,850		Home Depot, Inc.	300,183
1,700		J.C. Penney Co., Inc. Holding Co.	88,264
1,650		Limited Brands, Inc.	40,095
2,690		Lowe’s Cos., Inc.	153,572
1,050		May Department Stores Co.	38,871
6,100		McDonald’s Corp.	189,953
750		Nordstrom, Inc.	41,535
1,050	@	Office Depot, Inc.	23,289

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.8% (continued)
310		RadioShack Corp.	$7,595
350	@	Sears Holdings Corp.	46,610
2,970		Staples, Inc.	93,347
1,450	@	Starbucks Corp.	74,907
3,100		Target Corp.	155,062
1,450		TJX Cos., Inc.	35,714
950	@	Toys R US, Inc.	24,472
12,150		Wal-Mart Stores, Inc.	608,836
6,200		Walgreen Co.	275,403
700		Wendy’s Intl., Inc.	27,328
950		Yum! Brands, Inc.	49,220

			2,787,683

		Savings and Loans: 0.1%
1,120		Golden West Financial Corp.	67,760
3,100		Washington Mutual, Inc.	122,450

			190,210

		Semiconductors: 0.8%
1,000	@	Altera Corp.	19,780
1,150		Analog Devices, Inc.	41,561
5,950	@	Applied Materials, Inc.	96,688
1,050	@	Broadcom Corp.	31,416
1,009	@	Freescale Semiconductor, Inc.	17,405
30,100		Intel Corp.	699,222
150	@	KLA-Tencor Corp.	6,902
1,050		Linear Technology Corp.	40,226
450		Maxim Integrated Products, Inc.	18,392
1,000		National Semiconductor Corp.	20,610
500	@	Novellus Systems, Inc.	13,365
600	@	Nvidia Corp.	14,256
300	@	QLogic Corp.	12,150
6,250		Texas Instruments, Inc.	159,312

			1,191,285

		Software: 1.2%
1,150		Adobe Systems, Inc.	77,246
1,000		Autodesk, Inc.	29,760
2,050		Automatic Data Processing, Inc.	92,148
1,000	@	BMC Software, Inc.	15,000
500	@	Citrix Systems, Inc.	11,910
2,050		Computer Associates Intl., Inc.	55,555
1,600	@	Compuware Corp.	11,520
1,100	@	Electronic Arts, Inc.	56,958
3,860		First Data Corp.	151,737
600	@	Fiserv, Inc.	23,880
1,050		IMS Health, Inc.	25,610
800	@	Intuit, Inc.	35,016
350	@	Mercury Interactive Corp.	16,583
36,200		Microsoft Corp.	874,953
1,100	@	Novell, Inc.	6,556
27,350	@	Oracle Corp.	341,327
1,620	@	Siebel Systems, Inc.	14,791
1,400	@	Veritas Software Corp.	32,508

			1,873,058

		Telecommunications: 1.3%
1,300		Alltel Corp.	71,305
3,550		AT&T Corp.	66,563

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.3% (continued)
1,250	@	Avaya, Inc.	$14,600
8,150		BellSouth Corp.	214,263
800		CenturyTel, Inc.	26,272
23,800	@	Cisco Systems, Inc.	425,781
1,500		Citizens Communications Co.	19,410
600	@	Comverse Technology, Inc.	15,132
1,600	@	Corning, Inc.	17,808
11,850		Motorola, Inc.	177,395
5,000	@	Nextel Communications, Inc.	142,100
5,750		QUALCOMM, Inc.	210,738
14,700		SBC Communications, Inc.	348,242
850		Scientific-Atlanta, Inc.	23,987
6,550		Sprint Corp.	149,013
1,900	@	Tellabs, Inc.	13,870
2,450		Verizon Communications, Inc.	86,975

			2,023,454

		Textiles: 0.0%
750		Cintas Corp.	30,983

			30,983

		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,360
1,450		Mattel, Inc.	30,958

			47,318

		Transportation: 0.4%
1,400		Burlington Northern Santa Fe Corp.	75,502
800		CSX Corp.	33,320
1,450		FedEx Corp.	136,228
1,400		Norfolk Southern Corp.	51,870
200		Ryder System, Inc.	8,340
1,050		Union Pacific Corp.	73,185
4,000		United Parcel Service, Inc.	290,960

			669,405

		Total Common Stock (Cost $38,170,103)	40,367,806

PORTFOLIO OF INVESTMENTS
ING GET Fund Series T	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.0%
		Federal Home Loan Mortgage Corporation: 15.7%
$27,363,000		4.340%, due 01/15/08		$24,368,612

				24,368,612

		Federal National Mortgage Association: 17.3%
30,226,000		4.400%, due 02/15/08		26,788,247

				26,788,247

		Total U.S. Government Agency Obligations (Cost $52,100,076)		51,156,859

U.S. TREASURY OBLIGATIONS: 12.8%
		U.S. Treasury STRIP: 12.8%
22,033,000		3.930%, due 11/15/07		19,910,737

		Total U.S. Treasury Obligations (Cost $20,203,754)		19,910,737

OTHER BONDS: 27.7%
		Sovereign: 27.7%
48,037,000		Turkey Trust, 4.470%, due 11/15/07		42,921,972

		Total Other Bonds (Cost $43,998,846)		42,921,972

		Total Long-Term Investments (Cost $154,472,779)		154,357,374

SHORT-TERM INVESTMENTS: 0.6%
		Repurchase Agreement: 0.6%
976,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $976,077 to be received upon repurchase (Collateralized by $1,010,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $999,049, due 11/15/07).		976,000

		Total Short-Term Investments (Cost $976,000)		976,000

		Total Investments In Securities (Cost $155,448,779)*	100.1%	$155,333,374
		Other Assets and Liabilities—Net	(0.1)	(140,033)

		Net Assets	100.0%	$155,193,341

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $155,967,067. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,015,528
		Gross Unrealized Depreciation		(3,649,221)

		Net Unrealized Depreciation		$(633,693)

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 35.6%
		Advertising: 0.1%
2,150	@	Interpublic Group of Cos., Inc.	$26,402
850		Omnicom Group, Inc.	75,242

			101,644

		Aerospace/Defense: 0.7%
4,250		Boeing Co.	248,455
1,050		General Dynamics Corp.	112,403
500		Goodrich Corp.	19,145
500		L-3 Communications Holdings, Inc.	35,510
3,000		Lockheed Martin Corp.	183,180
1,950		Northrop Grumman Corp.	105,261
2,300		Raytheon Co.	89,010
900		Rockwell Collins, Inc.	42,831
2,700		United Technologies Corp.	274,482

			1,110,277

		Agriculture: 0.6%
10,400		Altria Group, Inc.	680,056
5,500		Archer-Daniels-Midland Co.	135,190
1,900		Monsanto Co.	122,550
750		Reynolds American, Inc.	60,443
850		UST, Inc.	43,945

			1,042,184

		Apparel: 0.2%
1,700	@	Coach, Inc.	96,271
550		Jones Apparel Group, Inc.	18,420
550		Liz Claiborne, Inc.	22,072
1,750		Nike, Inc.	145,792
300		Reebok Intl., Ltd.	13,290
1,000		VF Corp.	59,140

			354,985

		Auto Manufacturers: 0.1%
12,570		Ford Motor Co.	142,418
875		PACCAR, Inc.	63,341

			205,759

		Auto Parts and Equipment: 0.0%
1,050		Johnson Controls, Inc.	58,548

			58,548

		Banks: 2.3%
1,500		AmSouth Bancorporation	38,925
27,696		Bank of America Corp.	1,221,393
2,500		BB&T Corp.	97,700
1,000		Comerica, Inc.	55,080
600		Compass Bancshares, Inc.	27,240
500		Fifth Third Bancorp	21,490
700		First Horizon National Corp.	28,553
1,200		Huntington Bancshares, Inc.	28,680
3,000		KeyCorp	97,350
500		M & T Bank Corp.	51,030
1,100		Marshall & Ilsley Corp.	45,925
2,100		Mellon Financial Corp.	59,934
3,350		National City Corp.	112,225
2,250		North Fork Bancorp, Inc.	62,415
1,150		Northern Trust Corp.	49,956
1,400		PNC Financial Services Group, Inc.	72,072

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 2.3% (continued)
350		State Street Corp.	$15,302
1,750		SunTrust Banks, Inc.	126,123
1,657		Synovus Financial Corp.	46,164
3,850		The Bank of New York Co., Inc.	111,843
9,850		U.S. Bancorp	283,877
10,807		Wachovia Corp.	550,183
8,550		Wells Fargo & Co.	511,290
500		Zions Bancorporation	34,510

			3,749,260

		Beverages: 0.9%
4,050		Anheuser-Busch Cos., Inc.	191,930
700		Brown-Forman Corp.	38,325
15,400		Coca-Cola Co.	641,717
2,050		Coca-Cola Enterprises, Inc.	42,066
250		Molson Coors Brewing Co.	19,293
1,500		Pepsi Bottling Group, Inc.	41,775
8,350		PepsiCo, Inc.	442,801

			1,417,907

		Biotechnology: 0.3%
6,350	@	Amgen, Inc.	369,634
1,250	@	Genzyme Corp.	71,550

			441,184

		Building Materials: 0.1%
1,500		American Standard Cos., Inc.	69,720
2,250		Masco Corp.	78,008
500		Vulcan Materials Co.	28,415

			176,143

		Chemicals: 0.7%
1,100		Air Products & Chemicals, Inc.	69,619
450		Ashland, Inc.	30,362
6,550		Dow Chemical Co.	326,517
5,200		E.I. du Pont de Nemours & Co.	266,447
550		Eastman Chemical Co.	32,450
550		Ecolab, Inc.	18,178
500		Engelhard Corp.	15,015
600		International Flavors & Fragrances, Inc.	23,700
1,650		PPG Industries, Inc.	118,008
1,450		Praxair, Inc.	69,397
1,050		Rohm & Haas Co.	50,400
650		Sherwin-Williams Co.	28,594
400		Sigma-Aldrich Corp.	24,500

			1,073,187

		Commercial Services: 0.3%
150	@	Apollo Group, Inc.	11,109
5,450		Cendant Corp.	111,943
1,000		Equifax, Inc.	30,690
1,100		H&R Block, Inc.	55,638
2,100		McKesson Corp.	79,275
650		Moody’s Corp.	52,559
1,850		Paychex, Inc.	60,717
1,300		R.R. Donnelley & Sons Co.	41,106
900		Robert Half Intl., Inc.	24,264

			467,301

		Computers: 1.9%
7,100	@	Apple Computer, Inc.	295,857
1,050	@	Computer Sciences Corp.	48,143

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 1.9% (continued)
21,200	@	Dell, Inc.	$814,503
2,600		Electronic Data Systems Corp.	53,742
16,300	@	EMC Corp.	200,816
14,950		Hewlett-Packard Co.	328,003
11,100		International Business Machines Corp.	1,014,317
550	@	Lexmark Intl., Inc.	43,984
900	@	NCR Corp.	30,366
3,250	@	Network Appliance, Inc.	89,895
30,600	@	Sun Microsystems, Inc.	123,624
1,650	@	Sungard Data Systems, Inc.	56,925
1,900	@	Unisys Corp.	13,414

			3,113,589

		Cosmetics/Personal Care: 1.0%
450		Alberto-Culver Co.	21,537
2,400		Avon Products, Inc.	103,056
2,750		Colgate-Palmolive Co.	143,468
5,000		Gillette Co.	252,400
2,450		Kimberly-Clark Corp.	161,039
17,150		Procter & Gamble Co.	908,949

			1,590,449

		Distribution/Wholesale: 0.0%
900		Genuine Parts Co.	39,141
650		W.W. Grainger, Inc.	40,476

			79,617

		Diversified Financial Services: 2.4%
5,900		American Express Co.	303,083
900		Bear Stearns Cos., Inc.	89,910
1,200		Capital One Financial Corp.	89,724
1,150		Charles Schwab Corp.	12,087
1,100		CIT Group, Inc.	41,800
26,350		Citigroup, Inc.	1,184,168
4,050		Countrywide Financial Corp.	131,463
2,550	@	E*TRADE Financial Corp.	30,600
4,800		Fannie Mae	261,360
200		Federated Investors, Inc.	5,662
1,250		Franklin Resources, Inc.	85,813
3,600		Freddie Mac	227,520
2,250		Goldman Sachs Group, Inc.	247,478
1,800		Lehman Brothers Holdings, Inc.	169,488
6,700		MBNA Corp.	164,485
4,650		Merrill Lynch & Co., Inc.	263,190
5,500		Morgan Stanley	314,874
2,700	@	Providian Financial Corp.	46,332
1,950		SLM Corp.	97,188
650		T. Rowe Price Group, Inc.	38,597

			3,804,822

		Electric: 1.0%
4,450	@	AES Corp.	72,891
1,000		Ameren Corp.	49,010
1,800		American Electric Power Co., Inc.	61,308
1,400		CenterPoint Energy, Inc.	16,842
950		Cinergy Corp.	38,494
1,200		Consolidated Edison, Inc.	50,616
1,250		Constellation Energy Group, Inc.	64,625
1,650		Dominion Resources, Inc.	122,810

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 1.0% (continued)
900		DTE Energy Co.	$40,932
6,400		Duke Energy Corp.	179,263
1,570		Edison Intl.	54,510
1,150		Entergy Corp.	81,259
3,450		Exelon Corp.	158,320
1,650		FirstEnergy Corp.	69,218
1,900		FPL Group, Inc.	76,285
1,500		NiSource, Inc.	34,185
2,150		PG&E Corp.	73,315
1,050		PPL Corp.	56,690
250		Progress Energy, Inc.	10,488
250		Public Service Enterprise Group, Inc.	13,598
3,900		Southern Co.	124,137
1,100		TECO Energy, Inc.	17,248
1,650		TXU Corp.	131,389
400		Xcel Energy, Inc.	6,872

			1,604,305

		Electrical Components and Equipment: 0.1%
2,100		Emerson Electric Co.	136,353

			136,353

		Electronics: 0.2%
2,000	@	Agilent Technologies, Inc.	44,399
1,200		Applera Corp. — Applied Biosystems Group	23,688
100	@	Fisher Scientific Intl., Inc.	5,692
1,050	@	Jabil Circuit, Inc.	29,946
600		Parker Hannifin Corp.	36,552
550		PerkinElmer, Inc.	11,347
5,350	@	Solectron Corp.	18,565
600		Tektronix, Inc.	14,718
1,250	@	Thermo Electron Corp.	31,613
800	@	Waters Corp.	28,632

			245,152

		Engineering and Construction: 0.0%
450		Fluor Corp.	24,944

			24,944

		Environmental Control: 0.0%
2,550		Waste Management, Inc.	73,568

			73,568

		Food: 0.5%
400		Albertson’s, Inc.	8,260
2,050		Campbell Soup Co.	59,491
2,200		ConAgra Foods, Inc.	59,444
2,050		General Mills, Inc.	100,757
1,500		H.J. Heinz Co.	55,260
1,100		Hershey Foods Corp.	66,506
1,750		Kellogg Co.	75,723
3,700	@	Kroger Co.	59,311
950		McCormick & Co., Inc.	32,709
2,300	@	Safeway, Inc.	42,619
3,450		Sara Lee Corp.	76,452
800		SUPERVALU, Inc.	26,680
1,200		Wm. Wrigley Jr. Co.	78,684

			741,896

		Forest Products and Paper: 0.2%
250		Georgia-Pacific Corp.	8,873
2,750		International Paper Co.	101,172

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.2% (continued)
700		Louisiana-Pacific Corp.	$17,598
1,100		MeadWestvaco Corp.	35,002
950		Plum Creek Timber Co., Inc.	33,915
350		Temple-Inland, Inc.	25,393
1,300		Weyerhaeuser Co.	89,050

			311,003

		Gas: 0.1%
700		KeySpan Corp.	27,279
2,100		Sempra Energy	83,664

			110,943

		Hand/Machine Tools: 0.0%
550		Black & Decker Corp.	43,445
200		Snap-On, Inc.	6,358
400		Stanley Works	18,108

			67,911

		Healthcare-Products: 1.4%
400		Bausch & Lomb, Inc.	29,320
1,200		Baxter Intl., Inc.	40,776
2,200		Becton Dickinson & Co.	128,524
1,400		Biomet, Inc.	50,820
4,400	@	Boston Scientific Corp.	128,876
450		C.R. Bard, Inc.	30,636
1,650		Guidant Corp.	121,935
17,900		Johnson & Johnson	1,202,163
6,350		Medtronic, Inc.	323,533
2,000	@	St. Jude Medical, Inc.	72,000
400		Stryker Corp.	17,844
1,100	@	Zimmer Holdings, Inc.	85,591

			2,232,018

		Healthcare-Services: 0.7%
2,500		Aetna, Inc.	187,375
1,300	@	Humana, Inc.	41,522
600	@	Laboratory Corp. of America Holdings	28,920
600		Manor Care, Inc.	21,816
550		Quest Diagnostics, Inc.	57,822
5,700		UnitedHealth Group, Inc.	543,665
2,450	@	WellPoint, Inc.	307,108

			1,188,228

		Home Furnishings: 0.0%
1,000		Leggett & Platt, Inc.	28,880
500		Whirlpool Corp.	33,865

			62,745

		Household Products/Wares: 0.1%
550		Avery Dennison Corp.	34,062
1,050		Clorox Co.	66,139
750		Fortune Brands, Inc.	60,473

			160,674

		Housewares: 0.0%
1,400		Newell Rubbermaid, Inc.	30,716

			30,716

		Insurance: 1.9%
1,700	@@	ACE Ltd.	70,159
2,500		AFLAC, Inc.	93,150
3,450		Allstate Corp.	186,507
500		AMBAC Financial Group, Inc.	37,375

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 1.9% (continued)
17,750		American Intl. Group, Inc.	$983,527
1,650		AON Corp.	37,686
1,750		Chubb Corp.	138,723
1,200		CIGNA Corp.	107,160
945		Cincinnati Financial Corp.	41,211
1,500		Hartford Financial Services Group, Inc.	102,840
700		Jefferson-Pilot Corp.	34,335
1,050		Lincoln National Corp.	47,397
1,350		Loews Corp.	99,279
750		MBIA, Inc.	39,210
6,450		MetLife, Inc.	252,194
550		MGIC Investment Corp.	33,919
2,000		Principal Financial Group	76,980
1,350		Progressive Corp.	123,876
3,500		Prudential Financial, Inc.	200,899
800		Safeco Corp.	38,968
3,250		St. Paul Travelers Cos., Inc.	119,373
600		Torchmark Corp.	31,320
1,600		UnumProvident Corp.	27,232
950	@@	XL Capital Ltd.	68,752

			2,992,072

		Internet: 0.4%
6,700	@	eBay, Inc.	249,642
5,800	@	Symantec Corp.	123,714
6,750	@	Yahoo!, Inc.	228,825

			602,181

		Iron/Steel: 0.1%
1,000		Nucor Corp.	57,560
800		United States Steel Corp.	40,680

			98,240

		Leisure Time: 0.2%
400		Brunswick Corp.	18,740
2,650		Carnival Corp.	137,297
1,500		Harley-Davidson, Inc.	86,640
900		Sabre Holdings Corp.	19,692

			262,369

		Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	32,290
2,100		Hilton Hotels Corp.	46,935
1,550		Marriott Intl., Inc.	103,633
1,150		Starwood Hotels & Resorts Worldwide, Inc.	69,035

			251,893

		Machinery-Diversified: 0.1%
250		Cummins, Inc.	17,588
250		Deere & Co.	16,783
1,600		Rockwell Automation, Inc.	90,623

			124,994

		Media: 1.0%
11,250	@	Comcast Corp.	380,024
250		Gannett Co., Inc.	19,770
950		McGraw-Hill Cos., Inc.	82,888
150		Meredith Corp.	7,013
650		New York Times Co.	23,777
2,700		News Corp.	45,684
22,600	@	Time Warner, Inc.	396,629

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 1.0% (continued)
650		Tribune Co.	$25,916
8,700		Viacom, Inc.	303,021
10,150		Walt Disney Co.	291,610

			1,576,332

		Mining: 0.0%
600		Phelps Dodge Corp.	61,038

			61,038

		Miscellaneous Manufacturing: 2.2%
5,300		3M Co.	454,156
400		Cooper Industries Ltd.	28,608
1,350		Danaher Corp.	72,104
850		Dover Corp.	32,122
1,530		Eastman Kodak Co.	49,802
650		Eaton Corp.	42,510
53,700		General Electric Co.	1,936,421
4,500		Honeywell Intl., Inc.	167,445
1,600		Illinois Tool Works, Inc.	143,248
850	@@	Ingersoll-Rand Co. Ltd.	67,703
500		ITT Industries, Inc.	45,120
750		Pall Corp.	20,340
800		Textron, Inc.	59,696
9,900	@@	Tyco Intl., Ltd.	334,619

			3,453,894

		Office/Business Equipment: 0.1%
1,500		Pitney Bowes, Inc.	67,680
4,850	@	Xerox Corp.	73,478

			141,158

		Oil and Gas: 3.2%
600		Amerada Hess Corp.	57,726
1,350		Anadarko Petroleum Corp.	102,735
1,440		Apache Corp.	88,171
2,700		Burlington Resources, Inc.	135,189
15,000		ChevronTexaco Corp.	874,649
3,000		ConocoPhillips	323,519
2,650		Devon Energy Corp.	126,538
900		EOG Resources, Inc.	43,866
46,250		Exxon Mobil Corp.	2,756,499
550		Kerr-McGee Corp.	43,082
2,000		Marathon Oil Corp.	93,840
500		Noble Corp.	28,105
2,310		Occidental Petroleum Corp.	164,403
500		Sunoco, Inc.	51,760
1,400	@	Transocean, Inc.	72,044
1,450		Unocal Corp.	89,451
1,750		Valero Energy Corp.	128,223

			5,179,800

		Oil and Gas Services: 0.1%
1,300		Baker Hughes, Inc.	57,837
150		BJ Services Co.	7,782
2,050		Halliburton Co.	88,663
700	@	National-Oilwell, Inc.	32,690

			186,972

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.1%
600		Ball Corp.	$24,888
600		Bemis Co.	18,672
750	@	Pactiv Corp.	17,513
650	@	Sealed Air Corp.	33,761

			94,834

		Pharmaceuticals: 2.0%
7,850		Abbott Laboratories	365,966
600		Allergan, Inc.	41,682
650		AmerisourceBergen Corp.	37,239
10,350		Bristol-Myers Squibb Co.	263,511
3,650		Cardinal Health, Inc.	203,670
4,050	@	Caremark Rx, Inc.	161,109
1,150		Eli Lilly & Co.	59,915
450	@	Express Scripts, Inc.	39,236
1,900	@	Forest Laboratories, Inc.	70,205
2,200	@	Gilead Sciences, Inc.	78,760
900	@	Hospira, Inc.	29,043
450	@	King Pharmaceuticals, Inc.	3,740
1,396	@	Medco Health Solutions, Inc.	69,200
10,950		Merck & Co., Inc.	354,451
38,130		Pfizer, Inc.	1,001,674
7,400		Schering-Plough Corp.	134,310
6,600		Wyeth	278,388

			3,192,099

		Pipelines: 0.1%
2,750		El Paso Corp.	29,095
450		Kinder Morgan, Inc.	34,065
3,200		Williams Cos., Inc.	60,192

			123,352

		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	16,740
1,050		Archstone-Smith Trust	35,816
1,900		Equity Office Properties Trust	57,247
1,350		Equity Residential	43,484
1,050		Simon Property Group, Inc.	63,608

			216,895

		Retail: 2.5%
1,450	@	Autonation, Inc.	27,463
1,450	@	Bed Bath & Beyond, Inc.	52,983
2,750		Best Buy Co., Inc.	148,528
1,350		Circuit City Stores, Inc.	21,668
2,400		Costco Wholesale Corp.	106,032
1,750		CVS Corp.	92,085
1,050		Darden Restaurants, Inc.	32,214
900		Family Dollar Stores, Inc.	27,324
750		Federated Department Stores, Inc.	47,730
6,350		Gap, Inc.	138,684
11,100		Home Depot, Inc.	424,463
2,150		J.C. Penney Co., Inc. Holding Co.	111,628
2,700		Limited Brands, Inc.	65,610
4,170		Lowe’s Cos., Inc.	238,065
1,500		May Department Stores Co.	55,530
8,650		McDonald’s Corp.	269,361
650		Nordstrom, Inc.	35,997
1,500	@	Office Depot, Inc.	33,270

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 2.5% (continued)
600		RadioShack Corp.	$14,700
500	@	Sears Holdings Corp.	66,585
4,300		Staples, Inc.	135,149
2,000	@	Starbucks Corp.	103,320
4,750		Target Corp.	237,595
2,050		TJX Cos., Inc.	50,492
1,600	@	Toys R US, Inc.	41,216
17,100		Wal-Mart Stores, Inc.	856,880
8,800		Walgreen Co.	390,896
1,000		Wendy’s Intl., Inc.	39,040
1,500		Yum! Brands, Inc.	77,715

			3,942,223

		Savings and Loans: 0.2%
1,400		Golden West Financial Corp.	84,700
4,650		Washington Mutual, Inc.	183,675

			268,375

		Semiconductors: 1.1%
2,000	@	Altera Corp.	39,560
1,950		Analog Devices, Inc.	70,473
8,800	@	Applied Materials, Inc.	143,000
1,450	@	Broadcom Corp.	43,384
404	@	Freescale Semiconductor, Inc.	6,969
42,350		Intel Corp.	983,790
200	@	KLA-Tencor Corp.	9,202
1,550		Linear Technology Corp.	59,381
600		Maxim Integrated Products, Inc.	24,522
1,850		National Semiconductor Corp.	38,129
700	@	Novellus Systems, Inc.	18,711
850	@	Nvidia Corp.	20,196
450	@	QLogic Corp.	18,225
8,800		Texas Instruments, Inc.	224,311

			1,699,853

		Software: 1.7%
2,100		Adobe Systems, Inc.	141,057
1,800		Autodesk, Inc.	53,568
3,100		Automatic Data Processing, Inc.	139,345
1,550	@	BMC Software, Inc.	23,250
1,300	@	Citrix Systems, Inc.	30,966
3,000		Computer Associates Intl., Inc.	81,300
2,800	@	Compuware Corp.	20,160
1,550	@	Electronic Arts, Inc.	80,259
5,433		First Data Corp.	213,571
1,000	@	Fiserv, Inc.	39,800
1,100		IMS Health, Inc.	26,829
800	@	Intuit, Inc.	35,016
450	@	Mercury Interactive Corp.	21,321
51,000		Microsoft Corp.	1,232,669
2,450	@	Novell, Inc.	14,602
38,500	@	Oracle Corp.	480,480
1,950	@	Siebel Systems, Inc.	17,804
1,850	@	Veritas Software Corp.	42,957

			2,694,954

		Telecommunications: 1.8%
1,900		Alltel Corp.	104,215
5,000		AT&T Corp.	93,750

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 1.8% (continued)
2,800	@	Avaya, Inc.	$32,704
11,450		BellSouth Corp.	301,020
900		CenturyTel, Inc.	29,556
32,750	@	Cisco Systems, Inc.	585,897
2,100		Citizens Communications Co.	27,174
850	@	Comverse Technology, Inc.	21,437
2,700	@	Corning, Inc.	30,051
16,700		Motorola, Inc.	249,999
7,050	@	Nextel Communications, Inc.	200,361
8,050		QUALCOMM, Inc.	295,033
20,700		SBC Communications, Inc.	490,382
1,250		Scientific-Atlanta, Inc.	35,275
9,250		Sprint Corp.	210,438
2,300	@	Tellabs, Inc.	16,790
3,450		Verizon Communications, Inc.	122,475

			2,846,557

		Textiles: 0.0%
1,000		Cintas Corp.	41,310

			41,310

		Toys/Games/Hobbies: 0.0%
1,200		Hasbro, Inc.	24,540
2,000		Mattel, Inc.	42,700

			67,240

		Transportation: 0.6%
1,900		Burlington Northern Santa Fe Corp.	102,467
1,100		CSX Corp.	45,815
2,050		FedEx Corp.	192,598
2,550		Norfolk Southern Corp.	94,478
300		Ryder System, Inc.	12,510
1,250		Union Pacific Corp.	87,125
5,650		United Parcel Service, Inc.	410,980

			945,973

		Total Common Stock (Cost $53,277,341)	56,841,920

PORTFOLIO OF INVESTMENTS
ING GET Fund Series U	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

CORPORATE BONDS/NOTES: 6.2%
		Diversified Financial Services: 6.2%
$10,000,000		General Electric Capital Corp., 4.250%, due 01/15/08		$9,969,160

		Total Corporate Bonds/Notes (Cost $10,236,934)		9,969,160

U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.3%
		Federal National Mortgage Association: 24.8%
7,340,000		STRIP, 4.450%, due 05/15/08		6,432,703
38,000,000		STRIP, 4.500%, due 05/15/08		33,261,172

				39,693,875

		Other Agency Obligations: 16.5%
30,065,000		FICO STRIP, 4.420%, due 06/06/08		26,305,191

				26,305,191

		Total U.S. Government Agency Obligations (Cost $68,550,712)		65,999,066

U.S. TREASURY OBLIGATIONS: 7.3%
		U.S. Treasury STRIP: 7.3%
13,036,000		4.060%, due 02/15/08		11,654,002

		Total U.S. Treasury Obligations (Cost $11,838,832)		11,654,002

OTHER BONDS: 8.8%
		Sovereign: 8.8%
5,498,000		Israel Trust, 4.230%, due 02/15/08		4,894,017
10,429,000		Israel Trust, 4.260%, due 03/15/08		9,247,645

		Total Other Bonds (Cost $14,686,388)		14,141,662

		Total Long-Term Investments (Cost $158,590,207)		158,605,810

SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
1,259,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $1,259,100 to be received upon repurchase (Collateralized by $1,300,000 Federal National Mortgage Association, 3.250%, Market Value plus accrued interest $1,285,905, due 11/15/07).		1,259,000

		Total Short-Term Investments (Cost $1,259,000)		1,259,000

		Total Investments In Securities (Cost $159,849,207)*	100.0%	$159,864,810
		Other Assets and Liabilities—Net	0.0	(47,939)

		Net Assets	100.0%	$159,816,871

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $160,469,329.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,814,604
		Gross Unrealized Depreciation		(5,419,123)

		Net Unrealized Depreciation		$(604,519)

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 17.2%
		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$17,806
750		Omnicom Group, Inc.	66,390

			84,196

		Aerospace/Defense: 0.3%
3,400		Boeing Co.	198,764
850		General Dynamics Corp.	90,993
450		Goodrich Corp.	17,231
400		L-3 Communications Holdings, Inc.	28,408
2,400		Lockheed Martin Corp.	146,544
1,300		Northrop Grumman Corp.	70,174
1,800		Raytheon Co.	69,660
750		Rockwell Collins, Inc.	35,693
2,000		United Technologies Corp.	203,319

			860,786

		Agriculture: 0.3%
8,250		Altria Group, Inc.	539,468
4,400		Archer-Daniels-Midland Co.	108,152
1,500		Monsanto Co.	96,750
600		Reynolds American, Inc.	48,354
650		UST, Inc.	33,605

			826,329

		Apparel: 0.1%
1,300	@	Coach, Inc.	73,619
450		Jones Apparel Group, Inc.	15,071
550		Liz Claiborne, Inc.	22,072
1,400		Nike, Inc.	116,633
300		Reebok Intl., Ltd.	13,290
650		VF Corp.	38,441

			279,126

		Auto Manufacturers: 0.1%
10,000		Ford Motor Co.	113,300
725		PACCAR, Inc.	52,483

			165,783

		Auto Parts and Equipment: 0.0%
750		Johnson Controls, Inc.	41,820

			41,820

		Banks: 1.1%
1,650		AmSouth Bancorporation	42,818
21,980		Bank of America Corp.	969,317
2,000		BB&T Corp.	78,160
850		Comerica, Inc.	46,818
450		Compass Bancshares, Inc.	20,430
400		Fifth Third Bancorp	17,192
450		First Horizon National Corp.	18,356
200		Huntington Bancshares, Inc.	4,780
2,050		KeyCorp	66,523
450		M & T Bank Corp.	45,927
1,050		Marshall & Ilsley Corp.	43,838
1,650		Mellon Financial Corp.	47,091
2,700		National City Corp.	90,450
1,750		North Fork Bancorp, Inc.	48,545
900		Northern Trust Corp.	39,096
1,150		PNC Financial Services Group, Inc.	59,202

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Banks: 1.1% (continued)
250		State Street Corp.	$10,930
1,400		SunTrust Banks, Inc.	100,898
1,305		Synovus Financial Corp.	36,357
3,000		The Bank of New York Co., Inc.	87,150
7,350		U.S. Bancorp	211,827
8,618		Wachovia Corp.	438,741
6,800		Wells Fargo & Co.	406,640
300		Zions Bancorporation	20,706

			2,951,792

		Beverages: 0.4%
3,200		Anheuser-Busch Cos., Inc.	151,648
650		Brown-Forman Corp.	35,588
12,300		Coca-Cola Co.	512,540
1,750		Coca-Cola Enterprises, Inc.	35,910
350		Molson Coors Brewing Co.	27,010
1,200		Pepsi Bottling Group, Inc.	33,420
6,850		PepsiCo, Inc.	363,256

			1,159,372

		Biotechnology: 0.1%
5,050	@	Amgen, Inc.	293,961
1,000	@	Genzyme Corp.	57,240
300	@	Millipore Corp.	13,020

			364,221

		Building Materials: 0.1%
1,200		American Standard Cos., Inc.	55,776
1,800		Masco Corp.	62,406
400		Vulcan Materials Co.	22,732

			140,914

		Chemicals: 0.3%
900		Air Products & Chemicals, Inc.	56,961
250		Ashland, Inc.	16,868
5,200		Dow Chemical Co.	259,219
4,300		E.I. du Pont de Nemours & Co.	220,331
450		Eastman Chemical Co.	26,550
450		Ecolab, Inc.	14,873
650		Engelhard Corp.	19,520
300		International Flavors & Fragrances, Inc.	11,850
1,300		PPG Industries, Inc.	92,976
1,250		Praxair, Inc.	59,825
900		Rohm & Haas Co.	43,200
500		Sherwin-Williams Co.	21,995
250		Sigma-Aldrich Corp.	15,313

			859,481

		Commercial Services: 0.2%
150	@	Apollo Group, Inc.	11,109
4,200		Cendant Corp.	86,268
1,000		Equifax, Inc.	30,690
900		H&R Block, Inc.	45,522
2,050		McKesson Corp.	77,388
700		Moody’s Corp.	56,602
1,450		Paychex, Inc.	47,589
900		R.R. Donnelley & Sons Co.	28,458
750		Robert Half Intl., Inc.	20,220

			403,846

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Computers: 0.9%
5,500	@	Apple Computer, Inc.	$229,185
700	@	Computer Sciences Corp.	32,095
17,000	@	Dell, Inc.	653,140
2,050		Electronic Data Systems Corp.	42,374
12,900	@	EMC Corp.	158,928
11,900		Hewlett-Packard Co.	261,086
8,850		International Business Machines Corp.	808,712
600	@	Lexmark Intl., Inc.	47,982
700	@	NCR Corp.	23,618
2,600	@	Network Appliance, Inc.	71,916
22,600	@	Sun Microsystems, Inc.	91,304
1,050	@	Sungard Data Systems, Inc.	36,225
1,450	@	Unisys Corp.	10,237

			2,466,802

		Cosmetics/Personal Care: 0.5%
450		Alberto-Culver Co.	21,537
1,900		Avon Products, Inc.	81,586
2,200		Colgate-Palmolive Co.	114,774
4,000		Gillette Co.	201,920
1,900		Kimberly-Clark Corp.	124,887
13,700		Procter & Gamble Co.	726,100

			1,270,804

		Distribution/Wholesale: 0.0%
750		Genuine Parts Co.	32,618
600		W.W. Grainger, Inc.	37,362

			69,980

		Diversified Financial Services: 1.2%
4,700		American Express Co.	241,439
650		Bear Stearns Cos., Inc.	64,935
950		Capital One Financial Corp.	71,032
900		Charles Schwab Corp.	9,459
1,150		CIT Group, Inc.	43,700
20,900		Citigroup, Inc.	939,245
3,248		Countrywide Financial Corp.	105,430
2,000	@	E*TRADE Financial Corp.	24,000
3,950		Fannie Mae	215,078
150		Federated Investors, Inc.	4,247
1,000		Franklin Resources, Inc.	68,650
2,700		Freddie Mac	170,640
1,900		Goldman Sachs Group, Inc.	208,981
1,450		Lehman Brothers Holdings, Inc.	136,532
5,200		MBNA Corp.	127,660
3,750		Merrill Lynch & Co., Inc.	212,250
4,300		Morgan Stanley	246,174
1,700	@	Providian Financial Corp.	29,172
1,600		SLM Corp.	79,744
500		T. Rowe Price Group, Inc.	29,690

			3,028,058

		Electric: 0.5%
3,530	@	AES Corp.	57,821
800		Ameren Corp.	39,208
1,450		American Electric Power Co., Inc.	49,387
1,150		CenterPoint Energy, Inc.	13,835
750		Cinergy Corp.	30,390
1,000		Consolidated Edison, Inc.	42,180

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Electric: 0.5% (continued)
1,000		Constellation Energy Group, Inc.	$51,700
1,350		Dominion Resources, Inc.	100,481
700		DTE Energy Co.	31,836
5,100		Duke Energy Corp.	142,850
1,550		Edison Intl.	53,816
900		Entergy Corp.	63,594
2,750		Exelon Corp.	126,197
1,350		FirstEnergy Corp.	56,633
1,800		FPL Group, Inc.	72,270
1,200		NiSource, Inc.	27,348
1,600		PG&E Corp.	54,560
1,000		PPL Corp.	53,990
200		Progress Energy, Inc.	8,390
200		Public Service Enterprise Group, Inc.	10,878
2,900		Southern Co.	92,307
850		TECO Energy, Inc.	13,328
1,300		TXU Corp.	103,519
300		Xcel Energy, Inc.	5,154

			1,301,672

		Electrical Components and Equipment: 0.0%
1,650		Emerson Electric Co.	107,135

			107,135

		Electronics: 0.1%
2,300	@	Agilent Technologies, Inc.	51,059
950		Applera Corp. — Applied Biosystems Group	18,753
100	@	Fisher Scientific Intl., Inc.	5,692
1,100	@	Jabil Circuit, Inc.	31,371
500		Parker Hannifin Corp.	30,460
550		PerkinElmer, Inc.	11,347
4,250	@	Solectron Corp.	14,748
350		Tektronix, Inc.	8,586
1,000	@	Thermo Electron Corp.	25,290
650	@	Waters Corp.	23,264

			220,570

		Engineering and Construction: 0.0%
50		Fluor Corp.	2,772

			2,772

		Environmental Control: 0.0%
2,050		Waste Management, Inc.	59,143

			59,143

		Food: 0.2%
300		Albertson’s, Inc.	6,195
1,600		Campbell Soup Co.	46,432
1,900		ConAgra Foods, Inc.	51,338
1,350		General Mills, Inc.	66,352
1,350		H.J. Heinz Co.	49,734
900		Hershey Foods Corp.	54,414
1,450		Kellogg Co.	62,741
2,950	@	Kroger Co.	47,289
750		McCormick & Co., Inc.	25,823
1,850	@	Safeway, Inc.	34,281
2,800		Sara Lee Corp.	62,047
650		SUPERVALU, Inc.	21,678
900		Wm. Wrigley Jr. Co.	59,013

			587,337

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Forest Products and Paper: 0.1%
200		Georgia-Pacific Corp.	$7,098
2,100		International Paper Co.	77,259
600		Louisiana-Pacific Corp.	15,084
1,000		MeadWestvaco Corp.	31,820
750		Plum Creek Timber Co., Inc.	26,775
300		Temple-Inland, Inc.	21,765
1,050		Weyerhaeuser Co.	71,925

			251,726

		Gas: 0.0%
750		KeySpan Corp.	29,228
1,700		Sempra Energy	67,728

			96,956

		Hand/Machine Tools: 0.0%
550		Black & Decker Corp.	43,444
200		Snap-On, Inc.	6,358
450		Stanley Works	20,372

			70,174

		Healthcare-Products: 0.7%
250		Bausch & Lomb, Inc.	18,325
950		Baxter Intl., Inc.	32,281
1,700		Becton Dickinson & Co.	99,314
950		Biomet, Inc.	34,485
3,450	@	Boston Scientific Corp.	101,051
600		C.R. Bard, Inc.	40,848
1,300		Guidant Corp.	96,070
14,600		Johnson & Johnson	980,535
4,750		Medtronic, Inc.	242,012
1,700	@	St. Jude Medical, Inc.	61,200
350		Stryker Corp.	15,614
1,000	@	Zimmer Holdings, Inc.	77,810

			1,799,545

		Healthcare-Services: 0.4%
2,000		Aetna, Inc.	149,900
1,100	@	Humana, Inc.	35,134
550	@	Laboratory Corp. of America Holdings	26,510
300		Manor Care, Inc.	10,908
400		Quest Diagnostics, Inc.	42,052
4,450		UnitedHealth Group, Inc.	424,441
2,000	@	WellPoint, Inc.	250,700

			939,645

		Home Furnishings: 0.0%
900		Leggett & Platt, Inc.	25,992
400		Whirlpool Corp.	27,092

			53,084

		Household Products/Wares: 0.1%
550		Avery Dennison Corp.	34,062
1,000		Clorox Co.	62,989
550		Fortune Brands, Inc.	44,347

			141,398

		Housewares: 0.0%
1,150		Newell Rubbermaid, Inc.	25,231

			25,231

		Insurance: 0.9%
1,150	@@	ACE Ltd.	47,461
2,000		AFLAC, Inc.	74,520

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Insurance: 0.9% (continued)
2,700		Allstate Corp.	$145,961
400		AMBAC Financial Group, Inc.	29,900
13,900		American Intl. Group, Inc.	770,198
1,300		AON Corp.	29,692
1,300		Chubb Corp.	103,051
900		CIGNA Corp.	80,370
660		Cincinnati Financial Corp.	28,783
1,200		Hartford Financial Services Group, Inc.	82,272
550		Jefferson-Pilot Corp.	26,978
900		Lincoln National Corp.	40,626
1,300		Loews Corp.	95,602
600		MBIA, Inc.	31,368
5,150		MetLife, Inc.	201,364
550		MGIC Investment Corp.	33,919
1,650		Principal Financial Group	63,509
1,100		Progressive Corp.	100,936
2,750		Prudential Financial, Inc.	157,849
650		Safeco Corp.	31,662
2,600		St. Paul Travelers Cos., Inc.	95,498
450		Torchmark Corp.	23,490
1,300		UnumProvident Corp.	22,126
700	@@	XL Capital Ltd.	50,659

			2,367,794

		Internet: 0.2%
4,900	@	eBay, Inc.	182,574
500	@	Monster Worldwide, Inc.	14,025
4,900	@	Symantec Corp.	104,517
5,300	@	Yahoo!, Inc.	179,670

			480,786

		Iron/Steel: 0.0%
600		Nucor Corp.	34,536
650		United States Steel Corp.	33,053

			67,589

		Leisure Time: 0.1%
600		Brunswick Corp.	28,110
2,150		Carnival Corp.	111,392
1,150		Harley-Davidson, Inc.	66,424
450		Sabre Holdings Corp.	9,846

			215,772

		Lodging: 0.1%
400		Harrah’s Entertainment, Inc.	25,832
1,400		Hilton Hotels Corp.	31,290
1,200		Marriott Intl., Inc.	80,232
950		Starwood Hotels & Resorts Worldwide, Inc.	57,029

			194,383

		Machinery-Diversified: 0.0%
200		Cummins, Inc.	14,070
200		Deere & Co.	13,426
1,250		Rockwell Automation, Inc.	70,800

			98,296

		Media: 0.5%
9,000	@	Comcast Corp.	304,020
200		Gannett Co., Inc.	15,816
750		McGraw-Hill Cos., Inc.	65,438
200		Meredith Corp.	9,350

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Media: 0.5% (continued)
100		New York Times Co.	$3,658
2,150		News Corp.	36,378
18,600	@	Time Warner, Inc.	326,429
500		Tribune Co.	19,935
6,800		Viacom, Inc.	236,844
8,050		Walt Disney Co.	231,277

			1,249,145

		Mining: 0.0%
500		Phelps Dodge Corp.	50,865

			50,865

		Miscellaneous Manufacturing: 1.0%
4,250		3M Co.	364,182
450		Cooper Industries Ltd.	32,184
1,100		Danaher Corp.	58,751
800		Dover Corp.	30,232
1,400		Eastman Kodak Co.	45,570
600		Eaton Corp.	39,240
43,000		General Electric Co.	1,550,579
3,150		Honeywell Intl., Inc.	117,212
1,150		Illinois Tool Works, Inc.	102,960
700	@@	Ingersoll-Rand Co. Ltd.	55,755
350		ITT Industries, Inc.	31,584
200		Pall Corp.	5,424
650		Textron, Inc.	48,503
7,950	@@	Tyco Intl., Ltd.	268,710

			2,750,886

		Office/Business Equipment: 0.1%
1,100		Pitney Bowes, Inc.	49,632
5,000	@	Xerox Corp.	75,750

			125,382

		Oil and Gas: 1.6%
400		Amerada Hess Corp.	38,484
1,100		Anadarko Petroleum Corp.	83,710
1,150		Apache Corp.	70,415
2,350		Burlington Resources, Inc.	117,665
11,950		ChevronTexaco Corp.	696,804
2,400		ConocoPhillips	258,815
2,100		Devon Energy Corp.	100,275
800		EOG Resources, Inc.	38,992
36,950		Exxon Mobil Corp.	2,202,219
700		Kerr-McGee Corp.	54,831
1,600		Marathon Oil Corp.	75,072
100		Noble Corp.	5,621
1,850		Occidental Petroleum Corp.	131,665
450		Sunoco, Inc.	46,584
1,100	@	Transocean, Inc.	56,606
1,150		Unocal Corp.	70,944
1,400		Valero Energy Corp.	102,578

			4,151,280

		Oil and Gas Services: 0.1%
1,300		Baker Hughes, Inc.	57,837
100		BJ Services Co.	5,188
1,600		Halliburton Co.	69,200
550	@	National-Oilwell, Inc.	25,685

			157,910

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Packaging and Containers: 0.0%
600		Ball Corp.	$24,888
600		Bemis Co.	18,672
600	@	Pactiv Corp.	14,010
450	@	Sealed Air Corp.	23,373

			80,943

		Pharmaceuticals: 1.0%
6,250		Abbott Laboratories	291,374
500		Allergan, Inc.	34,735
500		AmerisourceBergen Corp.	28,645
7,550		Bristol-Myers Squibb Co.	192,223
3,050		Cardinal Health, Inc.	170,190
3,050	@	Caremark Rx, Inc.	121,329
900		Eli Lilly & Co.	46,890
300	@	Express Scripts, Inc.	26,157
1,550	@	Forest Laboratories, Inc.	57,273
1,700	@	Gilead Sciences, Inc.	60,860
800	@	Hospira, Inc.	25,816
700	@	King Pharmaceuticals, Inc.	5,817
1,108	@	Medco Health Solutions, Inc.	54,924
8,700		Merck & Co., Inc.	281,619
30,500		Pfizer, Inc.	801,234
5,900		Schering-Plough Corp.	107,085
5,250		Wyeth	221,445

			2,527,616

		Pipelines: 0.0%
2,150		El Paso Corp.	22,747
400		Kinder Morgan, Inc.	30,280
1,750		Williams Cos., Inc.	32,918

			85,945

		Real Estate Investment Trusts: 0.1%
400		Apartment Investment & Management Co.	14,880
800		Archstone-Smith Trust	27,288
1,500		Equity Office Properties Trust	45,195
1,100		Equity Residential	35,431
850		Simon Property Group, Inc.	51,493

			174,287

		Retail: 1.2%
1,150	@	Autonation, Inc.	21,781
1,150	@	Bed Bath & Beyond, Inc.	42,021
2,200		Best Buy Co., Inc.	118,822
1,100		Circuit City Stores, Inc.	17,655
1,900		Costco Wholesale Corp.	83,942
1,400		CVS Corp.	73,668
1,050		Darden Restaurants, Inc.	32,214
700		Family Dollar Stores, Inc.	21,252
850		Federated Department Stores, Inc.	54,094
5,050		Gap, Inc.	110,292
8,850		Home Depot, Inc.	338,423
1,800		J.C. Penney Co., Inc. Holding Co.	93,456
1,950		Limited Brands, Inc.	47,385
3,150		Lowe’s Cos., Inc.	179,834
1,200		May Department Stores Co.	44,424
6,900		McDonald’s Corp.	214,866
500		Nordstrom, Inc.	27,690
1,500	@	Office Depot, Inc.	33,270

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Retail: 1.2% (continued)
550		RadioShack Corp.	$13,475
400	@	Sears Holdings Corp.	53,268
3,400		Staples, Inc.	106,862
1,600	@	Starbucks Corp.	82,656
3,600		Target Corp.	180,072
1,900		TJX Cos., Inc.	46,797
700	@	Toys R US, Inc.	18,032
13,650		Wal-Mart Stores, Inc.	684,001
7,050		Walgreen Co.	313,161
700		Wendy’s Intl., Inc.	27,328
1,100		Yum! Brands, Inc.	56,991

			3,137,732

		Savings and Loans: 0.1%
1,100		Golden West Financial Corp.	66,550
3,450		Washington Mutual, Inc.	136,275

			202,825

		Semiconductors: 0.5%
1,850	@	Altera Corp.	36,593
1,550		Analog Devices, Inc.	56,017
6,800	@	Applied Materials, Inc.	110,500
1,150	@	Broadcom Corp.	34,408
330	@	Freescale Semiconductor, Inc.	5,693
33,800		Intel Corp.	785,173
150	@	KLA-Tencor Corp.	6,902
1,200		Linear Technology Corp.	45,972
550		Maxim Integrated Products, Inc.	22,479
1,550		National Semiconductor Corp.	31,946
550	@	Novellus Systems, Inc.	14,702
650	@	Nvidia Corp.	15,444
350	@	QLogic Corp.	14,175
7,000		Texas Instruments, Inc.	178,429

			1,358,433

		Software: 0.8%
1,150		Adobe Systems, Inc.	77,246
1,300		Autodesk, Inc.	38,688
2,150		Automatic Data Processing, Inc.	96,643
1,300	@	BMC Software, Inc.	19,500
700	@	Citrix Systems, Inc.	16,674
2,100		Computer Associates Intl., Inc.	56,910
2,150	@	Compuware Corp.	15,480
1,250	@	Electronic Arts, Inc.	64,725
4,372		First Data Corp.	171,862
1,000	@	Fiserv, Inc.	39,800
850		IMS Health, Inc.	20,732
950	@	Intuit, Inc.	41,582
350	@	Mercury Interactive Corp.	16,583
40,700		Microsoft Corp.	983,718
1,250	@	Novell, Inc.	7,450
30,700	@	Oracle Corp.	383,135
2,400	@	Siebel Systems, Inc.	21,912
2,100	@	Veritas Software Corp.	48,762

			2,121,402

		Telecommunications: 0.9%
1,750		Alltel Corp.	95,988
4,000		AT&T Corp.	75,000

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Shares			Value

		Telecommunications: 0.9% (continued)
1,700	@	Avaya, Inc.	$19,856
9,150		BellSouth Corp.	240,554
800		CenturyTel, Inc.	26,272
26,400	@	Cisco Systems, Inc.	472,295
1,700		Citizens Communications Co.	21,998
850	@	Comverse Technology, Inc.	21,437
2,100	@	Corning, Inc.	23,373
13,300		Motorola, Inc.	199,101
5,650	@	Nextel Communications, Inc.	160,573
6,400		QUALCOMM, Inc.	234,560
16,500		SBC Communications, Inc.	390,884
850		Scientific-Atlanta, Inc.	23,987
7,400		Sprint Corp.	168,350
2,000	@	Tellabs, Inc.	14,600
2,750		Verizon Communications, Inc.	97,625

			2,286,453

		Textiles: 0.0%
600		Cintas Corp.	24,786

			24,786

		Toys/Games/Hobbies: 0.0%
850		Hasbro, Inc.	17,383
1,600		Mattel, Inc.	34,160

			51,543

		Transportation: 0.3%
1,500		Burlington Northern Santa Fe Corp.	80,895
900		CSX Corp.	37,485
1,650		FedEx Corp.	155,018
2,000		Norfolk Southern Corp.	74,100
250		Ryder System, Inc.	10,425
1,000		Union Pacific Corp.	69,700
4,500		United Parcel Service, Inc.	327,330

			754,953

		Total Common Stock (Cost $42,194,634)	45,346,704

PORTFOLIO OF INVESTMENTS
ING GET Fund Series V	as of March 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 75.3%
		Federal Home Loan Mortgage Corporation: 27.8%
$80,000,000		STRIP, 4.390%, due 10/15/08		$68,703,520
5,375,000		STRIP, 4.480%, due 07/15/08		4,675,433

				73,378,953

		Federal National Mortgage Association: 21.2%
64,000,000		STRIP, 4.500%, due 05/15/08		56,018,816

				56,018,816

		Other Agency Obligations: 26.3%
14,205,000		FICO STRIP, 4.440%, due 06/27/08		12,396,377
5,763,000		FICO STRIP, 4.520%, due 10/06/08		4,962,836
55,000,000		Resolution Funding Corp. Interest STRIP, 4.140%, due 07/15/08		48,315,410
4,604,000		Tennessee Valley Authority, 4.540%, due 07/15/08		3,998,298

				69,672,921

		Total U.S. Government Agency Obligations (Cost $211,815,535)		199,070,690

U.S. TREASURY OBLIGATIONS: 7.1%
		United States Treasury STRIP: 7.1%
21,370,000		4.040%, due 05/15/08		18,884,306

		Total U.S. Treasury Obligations (Cost $18,928,052)		18,884,306

		Total Long-Term Investments (Cost $272,938,221)		263,301,700

SHORT-TERM INVESTMENTS: 0.5%
		Repurchase Agreement: 0.5%
1,201,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850% due 04/01/05, $1,201,095 to be received upon repurchase (Collateralized by $1,275,000 Federal National Mortgage Association, 0.000%, Market Value plus accrued interest $1,248,735, due 11/04/05).		1,201,000

		Total Short-Term Investments (Cost $1,201,000)		1,201,000

		Total Investments In Securities (Cost $274,139,221)*	100.1%	$264,502,700
		Other Assets and Liabilities—Net	(0.1)	(236,550)

		Net Assets	100.0%	$264,266,150

	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $274,559,423. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,352,339
		Gross Unrealized Depreciation		(14,409,062)

		Net Unrealized Depreciation		$(10,056,723)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING GET Fund

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic

Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005